  As filed with the Securities and Exchange Commission on September 25, 1998

                                                             File Nos. 333-37115
                                                                        811-8399

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

                        Post-Effective Amendment No. 2                     [X]

                                      and

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

                              Amendment No. 4                              [X]


                        PIMCO VARIABLE INSURANCE TRUST
                        ------------------------------
              (Exact Name of Registrant as Specified in Charter)

                            840 Newport Center Drive
                        Newport Beach, California 92660
                        -------------------------------
              (Address of Principal Executive Offices) (Zip Code) Registrant's Telephone Number, including area code:
                                 (714) 760-4867


          Robert W. Helm, Esq.             R. Wesley Burns
          Dechert Price & Rhoads           Pacific Investment Management Company
          1775 Eye Street, N.W.            840 Newport Center Drive
          Washington, D.C.  20006          Newport Beach, California 92660

                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[_]  Immediately upon filing pursuant to paragraph (b)    [X]  On October 1, 1998 pursuant to paragraph (b)
[_]  60 days after filing pursuant to paragraph (a)(1)    [_]  On (date) pursuant to paragraph (a)(1)
[_]  75 days after filing pursuant to paragraph (a)(2)    [_]  On (date) pursuant to paragraph (a)(2) of
                                                               Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

                                EXPLANATORY NOTE

        This post-effective amendment no. 2 to the registration statement of PIMCO Variable Insurance Trust (File No. 333-37115) does not affect the separate prospectus for the PIMCO High Yield and StocksPLUS Growth and Income Portfolios, as filed on May 11, 1998 pursuant to rule 497(e) under the Securities Act of 1933, which is hereby incorporated by reference from File No. 333-37115.

                             Cross-Reference Sheet
                              Required By Rule 495
                        Under The Securities Act of 1933


                                     PART A

                       Information Required in Prospectus
                       ----------------------------------


Item Number                   Heading
-----------                   -------

1                             Front and Back Cover Pages

2                             Investment Objective; Main
                              Investment Strategies; Risk Factors

3                             Fees and Expenses

4 Overview; Investment Objective; Main Investment Strategies; Risk Factors; Risk Factors and Special Considerations

5                             Not Applicable

6                             Management of the Trust

7                             Purchase of Shares; Redemption of Shares;
                              Taxes

8                             Not Applicable

9                             Financial Highlights

                                     PART B

          Information Required in Statement of Additional Information
          -----------------------------------------------------------

Item Number                         Heading
-----------                         -------

10                                  Cover Page and Table of Contents

11                                  Description of Trust

12                                  Investment Objectives and Policies;
                                    Investment Restrictions

13                                  Trustees and Officers

14                                  Voting Rights

15                                  Management of the Trust; Distribution of
                                    Trust Shares; Custodian

16                                  Portfolio Transactions and Brokerage

17                                  Other Information

18                                  Distribution of Trust Shares; Net Asset
                                    Value

19                                  Taxation

20                                  Distribution of Trust Shares

21                                  Performance Information

22                                  Financial Statements

PIMCO Variable Insurance Trust

Prospectus

October 1, 1998

PIMCO Variable Insurance Trust (the "Trust"), consisting of sixteen separate investment portfolios (the "Portfolios"), is designed to provide access to the professional investment management services offered by Pacific Investment Man-agement Company ("PIMCO") and PIMCO Advisors L.P. ("PIMCO Advisors"). Each Portfolio has its own investment objective and strategies and its own risk/reward profile, which are described in this Prospectus. The investments made by the Portfolios at any given time are not expected to be the same as those made by other mutual funds for which PIMCO or PIMCO Advisors acts as in-vestment adviser, including mutual funds with investment objectives and strat-egies similar to those of the Portfolios.

This Prospectus gives vital information you should know before investing in the Portfolios. For your own benefit and protection, please read it before you invest and keep it for future reference.

Shares of the Portfolios currently are sold to segregated asset accounts ("Separate Accounts") of insurance companies which fund variable annuity con-tracts and variable life insurance policies ("Variable Contracts"). Assets in the Separate Account are invested in shares of the Portfolios in accordance with allocation instructions received from owners of the Variable Contracts ("Variable Contract Owners"). Variable Contract Owners do not deal directly with the Portfolios to purchase or redeem shares. The allocation rights of Variable Contract Owners are described in the accompanying Separate Account prospectus. Shares of the Portfolios also may be sold to qualified pension and retirement plans outside of the separate account context.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

OVERVIEW....................................................................   3
  Portfolios at a Glance....................................................   3
  Investment Strategies and Risk Factors....................................   4
  Fixed Income Instruments..................................................   5
  PIMCO's Fixed Income Investment Philosophy................................   5
  Ratings of Debt Securities................................................   5
  Fees and Expenses.........................................................   6
DESCRIPTION OF PORTFOLIOS...................................................   6
  PIMCO Money Market Portfolio..............................................   6
  PIMCO Short-Term Bond Portfolio...........................................   8
  PIMCO Low Duration Bond Portfolio.........................................  10
  PIMCO Real Return Bond Portfolio..........................................  12
  PIMCO Total Return Bond Portfolio.........................................  14
  PIMCO High Yield Bond Portfolio...........................................  16
  PIMCO Long-Term U.S. Government Bond Portfolio............................  18
  PIMCO Global Bond Portfolio...............................................  20
  PIMCO Foreign Bond Portfolio..............................................  22
  PIMCO Emerging Markets Bond Portfolio.....................................  24
  PIMCO Strategic Balanced Portfolio........................................  26
  PIMCO StocksPLUS Growth and Income Portfolio..............................  28
  PIMCO Equity Income Portfolio.............................................  30
  PIMCO Capital Appreciation Portfolio......................................  32
  PIMCO Mid-Cap Growth Portfolio............................................  34
  PIMCO Small-Cap Value Portfolio...........................................  36
MANAGEMENT OF THE TRUST.....................................................  38
  Advisers and Administrator................................................  38
  Advisory and Administrative Fees..........................................  41
  Portfolio Transactions....................................................  41
PURCHASE OF SHARES..........................................................  42
REDEMPTION OF SHARES........................................................  42
TAXES.......................................................................  43
RISK FACTORS AND SPECIAL CONSIDERATIONS.....................................  44
FINANCIAL HIGHLIGHTS........................................................  50
OTHER INFORMATION...........................................................  51
  Portfolio Names...........................................................  51
  Total Return and Real Return..............................................  51
  Performance Information of Similar Funds..................................  52
APPENDIX A.................................................................. A-1
APPENDIX B.................................................................. B-1

  PIMCO Variable Insurance Trust
2

                                    OVERVIEW

 PORTFOLIOS AT A GLANCE

  SHORT-TERM BOND
  PORTFOLIOS             PRIMARY INVESTMENTS                        DURATION         CREDIT QUALITY(1)  FOREIGN(2)
  ---------------        ------------------------------------------ ---------------- ------------------ ----------
  Money Market           Money market instruments                   Less than or     Min 95% Aaa or       0%
                                                                    equal to 90 days Prime 1; less than
                                                                    dollar-weighted  or equal to 5% Aa
                                                                    average maturity or Prime 2
  Short-Term Bond        Money market instruments and short         0-1 year         B to Aaa; max 10%    0-5%
                         maturity fixed income securities                            below Baa
  Low Duration Bond      Short and intermediate maturity fixed      1-3 years        B to Aaa; max 10%    0-20%
                         income securities                                           below Baa
  INTERMEDIATE-TERM
  BOND PORTFOLIOS
  -----------------
  Real Return Bond       Inflation-indexed fixed income securities  N/A, but see     B to Aaa; max 10%    0-35%
                                                                    Portfolio        below Baa
                                                                    description
  Total Return Bond      Intermediate maturity fixed income         3-6 years        B to Aaa; max 10%    0-20%
                         securities                                                  below Baa
  High Yield Bond        Higher yielding fixed income securities    2-6 years        B to Aaa; min 65%    0%
                                                                                     below Baa
  LONG-TERM BOND
  PORTFOLIOS
  --------------
  Long-Term U.S.         Long-term maturity fixed income securities Greater than or  A to Aaa             0%
   Government                                                       equal to 8 years
  INTERNATIONAL BOND
  PORTFOLIOS
  ------------------
  Global Bond            Intermediate maturity U.S. and foreign     3-7 years        B to Aaa; max 10%    25-75%
                         fixed income securities                                     below Baa
  Foreign Bond           Intermediate maturity hedged foreign       3-7 years        B to Aaa; max 10%  Greater than or
                         fixed income securities                                     below Baa          equal to 85%
  Emerging Markets Bond  Emerging market fixed income               0-8 years        B to Aaa           Greater than or
                         securities                                                                     equal to 80%
  BALANCED PORTFOLIOS
  -------------------
  Strategic Balanced     Same as Total Return and StocksPLUS        0-6 years        B to Aaa; max 10%    0-20%
                         Growth and Income Portfolios according to                   below Baa
                         PIMCO's allocation strategy
  STOCK PORTFOLIOS
  ----------------
  StocksPLUS Growth and  S&P 500 stock index derivatives backed     0-1 year         B to Aaa; max 10%    0-20%
  Income                 by a portfolio of short-term fixed income                   below Baa
                         securities

 --------
 (1) As rated by Moody's Investors Service, Inc., or if unrated, determined to be of comparable quality. For specific information concerning the credit quality of the securities held by each Portfolio, see that Portfolio's Risk/Return Description.

 (2) Percentage limitations relate to foreign currency-denominated securities for all Portfolios except the PIMCO Global Bond, Foreign Bond and Emerging Markets Bond Portfolios. Percentage limitations for these three Portfolios relate to securities of foreign issuers, denominated in any currency. Each Portfolio may invest beyond these limits in U.S. dollar-denominated securities of foreign issuers.

                                                  October 1, 1998 Prospectus

                                                                                             APPROXIMATE
                                                                      APPROXIMATE            NUMBER OF
                                                                      CAPITALIZATION OF      SECURITIES
STOCK PORTFOLIOS      PRIMARY INVESTMENTS                             INVESTMENTS            HELD        FOREIGN(2)
----------------      ----------------------------------------------- ---------------------- ----------- ----------
Equity Income         Common stocks with below-average price          Greater than             50            0%
                      to earnings ratios and higher dividend yields   $200 million
                      relative to their industry groups

Capital Appreciation  Common stocks of companies that have            Greater than             60-100        0%
                      improving fundamentals and whose stock          $1 billion
                      is reasonably valued

Mid-Cap Growth        Common stocks of middle capitalization          Greater than             60-100        0%
                      companies that have improving fundamentals      $500 million
                      and whose stock is reasonably valued

Small-Cap Value       Common stocks of companies with                 $50 million-$1 billion     100         0%
                      below-average price to earnings ratios relative
                      to their industry groups

--------
(2) Percentage limitations relate to foreign currency-denominated securities for all Portfolios except the PIMCO Global Bond, Foreign Bond and Emerging Markets Bond Portfolios. Percentage limitations for these three Portfolios relate to securities of foreign issuers, denominated in any currency. Each Portfolio may invest beyond these limits in U.S. dollar-denominated securities of foreign issuers.


INVESTMENT STRATEGIES AND RISK FACTORS

  Investment Strategies. Each Portfolio has specific strategies that it may use to pursue its investment objective, and specific types of securities in which the Portfolio may invest, which are described under the heading "Main Invest-ment Strategies" in the Description of Portfolios. Percentage limitations de-scribed in this Prospectus apply at the time of investment, and may vary with fluctuations in the value of a Portfolio's investment portfolio.

  Risk Factors. The major risks associated with investing in each Portfolio are described under the heading "Risk Factors" in the Description of Portfolios. Please be sure to read all risk disclosures carefully before investing. This Prospectus does not describe all of the risks of every security or technique that the Portfolios may use. For such information, please refer to the State-ment of Additional Information.

  PIMCO Variable Insurance Trust
4

FIXED INCOME INSTRUMENTS

  The "Fixed Income Portfolios" are the PIMCO Money Market, Short-Term Bond, Low Duration Bond, Real Return Bond, Total Return Bond, High Yield Bond, Long-Term U.S. Government, Global Bond, Foreign Bond and Emerging Markets Bond Port-folios. Each of the Fixed Income Portfolios differs from the others primarily in the length of the Portfolio's duration or the proportion of its investments in certain types of fixed income securities.

  "Fixed Income Instruments" as used in this Prospectus means:

  . securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities");

  . corporate debt securities, including convertible securities and corporate commercial paper;

  .    mortgage-backed and other asset-backed securities;

  .    inflation-indexed bonds issued both by governments and corporations;

  . structured notes, including hybrid or "indexed" securities, catastrophe bonds and loan participations;

  .    delayed funding loans and revolving credit facilities;

  . bank certificates of deposit, fixed time deposits and bankers' acceptances;

  .    repurchase agreements and reverse repurchase agreements;

  . obligations of foreign governments or their subdivisions, agencies and instrumentalities; and

  .    obligations of international agencies or supranational entities.

  Fixed Income Instruments may have fixed, variable, or floating rates of in-terest, including rates of interest that vary inversely at a multiple of a des-ignated or floating rate, or that vary according to changes in relative values of currencies. Each of the Fixed Income Portfolios may hold different percent-ages of its assets in these various types of securities.

RATINGS OF DEBT SECURITIES

  In this Prospectus, references are made to the ratings of Fixed Income In-struments. To aid in your understanding of the use of these terms, the follow-ing is a brief description of the ratings categories applicable to such securi-ties. For a further description of ratings, see "Appendix B--Description of Se-curities Ratings."

  High Quality Debt Securities are those receiving ratings from at least one nationally recognized statistical rating organization ("NRSRO"), such as Stan-dard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's"), in one of the two highest rating categories (the highest category for commercial paper) or, if unrated by any NRSRO, deemed comparable by PIMCO.


  Investment Grade Debt Securities are those receiving ratings from at least one NRSRO in one of the four highest rating categories or, if unrated by any NRSRO, deemed comparable by PIMCO.

  Lower-Rated, High Yield Securities ("Junk Bonds") are those rated lower than Baa by Moody's or BBB by S&P and comparable securities. They are considered to be predominately speculative with respect to the issuer's ability to pay inter-est and repay principal. For more information on the risks of investing in low-er-rated securities, see "High Yield Securities ("Junk Bonds")" in "Risk Fac-tors and Special Considerations."

                                                  October 1, 1998 Prospectus

                           DESCRIPTION OF PORTFOLIOS

PIMCO MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE

  The PIMCO Money Market Portfolio seeks to obtain maximum current income con-sistent with preservation of capital and daily liquidity. The Portfolio also attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

MAIN INVESTMENT STRATEGIES

  The PIMCO Money Market Portfolio invests at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Portfolio's invest-ments in securities will be limited to U.S. dollar-denominated securities that mature in 397 days or less from the date of purchase. The dollar-weighted av-erage portfolio maturity of the Portfolio will not exceed 90 days.

  The Portfolio may invest in the following: obligations of the U.S. Govern-ment (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Portfolio may invest more than 25% of its total as-sets in securities or obligations issued by U.S. banks. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions in order to earn income.

  The Portfolio's investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

RISK FACTORS

  An investment in the PIMCO Money Market Portfolio is not insured or guaran-teed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfo-lio.

  The Portfolio is subject to interest rate risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, market value tends to decrease. This risk will be greater for long-term securities than for short-term securities. The Portfolio also is subject to credit risk, which is the possibility that an issuer of a security, or a counterparty to a derivative contract, will default or become unable to meet a financial obligation. The Portfolio attempts to limit both types of risk by investing in short-term, high quality securities. For a fur-ther explanation, see "Risk Factors and Special Considerations," which you should read carefully before investing.

FEES AND EXPENSES

  This table describes the fees and expenses (as a percentage of net assets) that you may pay in connection with an investment in the PIMCO Money Market Portfolio.

 ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

   Advisory Fee........................................................... 0.30%
   Administrative Fee..................................................... 0.20%
                                                                           ----
   Total Portfolio Operating Expenses..................................... 0.50%
                                                                           ====

  PIMCO Variable Insurance Trust
6

  EXAMPLE

  This Example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all your shares at the end of those periods. The Example also as-sumes a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 YEAR                                                     3 YEARS
            ------                                                     -------
             $51                                                        $160

                                                  October 1, 1998 Prospectus

PIMCO SHORT-TERM BOND PORTFOLIO

INVESTMENT OBJECTIVE

  The PIMCO Short-Term Bond Portfolio seeks to obtain maximum current income consistent with preservation of capital and daily liquidity.

MAIN INVESTMENT STRATEGIES

  The PIMCO Short-Term Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Portfolio will normally not exceed one year. See "Appendix A-- Description of Duration."

  Portfolio securities may be issued by domestic or foreign entities. The Portfolio may invest all of its assets in derivative instruments, such as op-tions, futures contracts and swap agreements, or in mortgage- or asset-backed securities. The Portfolio may lend its portfolio securities to brokers, deal-ers and other financial institutions to earn income. The Portfolio may enter into a series of purchase and sale contracts or use other investment tech-niques to obtain market exposure to the securities in which it primarily in-vests.

  The Portfolio may invest up to 10% of its assets in junk bonds rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The Portfolio may invest up to 5% of its assets in securi-ties denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

RISK FACTORS

  An investment in the PIMCO Short-Term Bond Portfolio is subject to invest-ment risk, including possible loss of the principal amount invested. The Port-folio is subject to interest rate risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, market value tends to decrease. This risk will be greater for long-term securities than for short-term securities. Derivative instruments may be particularly sensitive to changes in prevailing interest rates. The Portfolio also is subject to credit risk, which is the possibility that an is-suer of a security, or a counterparty to a derivative contract, will default or become unable to meet a financial obligation. Junk bonds carry a high de-gree of credit risk. Securities of foreign issuers may be subject to addi-tional risk factors, including foreign currency and political risks. For a further explanation, see "Risk Factors and Special Considerations," which you should read carefully before investing.

  An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other gov-ernment agency.

  PIMCO Variable Insurance Trust
8

FEES AND EXPENSES

  This table describes the fees and expenses (as a percentage of net assets) that you may pay in connection with an investment in the PIMCO Short-Term Bond Portfolio.

 ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

   Advisory Fee........................................................... 0.35%
   Administrative Fee..................................................... 0.25%
                                                                           ----
   Total Portfolio Operating Expenses..................................... 0.60%
                                                                           ====

  EXAMPLE

  This Example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all your shares at the end of those periods. The Example also as-sumes a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 YEAR                                                     3 YEARS
            ------                                                     -------
             $61                                                        $192

                                                  October 1, 1998 Prospectus

PIMCO LOW DURATION BOND PORTFOLIO

INVESTMENT OBJECTIVE

  The PIMCO Low Duration Bond Portfolio seeks to maximize total return, con-sistent with preservation of capital and prudent investment management.

MAIN INVESTMENT STRATEGIES

  The PIMCO Low Duration Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Portfolio will normally vary within a one- to three-year time frame based on the Adviser's forecast for interest rates. See "Appendix A--Description of Duration."

  Portfolio securities may be issued by domestic or foreign entities. The Portfolio may invest all of its assets in derivative instruments, such as op-tions, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may lend its portfolio securities to brokers, deal-ers and other financial institutions to earn income. The Portfolio may enter into a series of purchase and sale contracts or use other investment tech-niques to obtain market exposure to the securities in which it primarily in-vests.

  The Portfolio may invest up to 10% of its assets in junk bonds rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The Portfolio may invest up to 20% of its assets in secu-rities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The total rate of re-turn for this Portfolio is expected to exhibit less volatility than that of the PIMCO Total Return Bond Portfolio (discussed below) because its duration will be shorter.

RISK FACTORS

  An investment in the PIMCO Low Duration Bond Portfolio is subject to invest-ment risk, including possible loss of the principal amount invested. The Port-folio is subject to interest rate risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, market value tends to decrease. This risk will be greater for long-term securities than for short-term securities. Derivative instruments may be particularly sensitive to changes in prevailing interest rates. The Portfolio also is subject to credit risk, which is the possibility that an is-suer of a security, or a counterparty to a derivative contract, will default or become unable to meet a financial obligation. Junk bonds carry a high de-gree of credit risk. Securities of foreign issuers may be subject to addi-tional risk factors, including foreign currency and political risks. For a further explanation, see "Risk Factors and Special Considerations," which you should read carefully before investing.

  An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other gov-ernment agency.
  PIMCO Variable Insurance Trust
10

FEES AND EXPENSES

  This table describes the fees and expenses (as a percentage of net assets) that you may pay in connection with an investment in the PIMCO Low Duration Bond Portfolio.

 ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

   Advisory Fee........................................................... 0.40%
   Administrative Fee..................................................... 0.25%
                                                                           ----
   Total Portfolio Operating Expenses..................................... 0.65%
                                                                           ====

  EXAMPLE

  This Example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all your shares at the end of those periods. The Example also as-sumes a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 YEAR                                                     3 YEARS
            ------                                                     -------
             $66                                                        $208

                                                  October 1, 1998 Prospectus

PIMCO REAL RETURN BOND PORTFOLIO

INVESTMENT OBJECTIVE

  The PIMCO Real Return Bond Portfolio seeks to realize maximum real return, consistent with the preservation of real capital and prudent investment man-agement.

MAIN INVESTMENT STRATEGIES

  The PIMCO Real Return Bond Portfolio invests under normal circumstances at least 65% of its total assets in inflation-indexed bonds issued by U.S. and foreign governments, their agencies or instrumentalities. Inflation-indexed bonds are fixed income securities whose principal value is periodically ad-justed according to the rate of inflation. Such bonds generally are issued at an interest rate lower than non-inflation related bonds, but are expected to retain their value against inflation over time.

  Because of the unique features of inflation-indexed bonds, the Adviser uses a modified form of duration for the Portfolio ("modified real duration"). Al-though there is no limit on the modified real duration of the Portfolio, it is expected that the average modified real duration of the Portfolio will nor-mally vary approximately with the range of the average modified real duration of all inflation-indexed bonds issued by the U.S. Treasury in the aggregate.


  Portfolio securities may be issued by domestic or foreign entities. The Portfolio may invest all of its assets in derivative instruments, such as op-tions, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may lend its portfolio securities to brokers, deal-ers and other financial institutions to earn income. The Portfolio may enter into a series of purchase and sale contracts or use other investment tech-niques to obtain market exposure to the securities in which it primarily in-vests.

  The Portfolio will maintain a minimum average quality of Aa; however, the Portfolio may invest up to 10% of its assets in junk bonds rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of compara-ble quality. The Portfolio may invest up to 35% of its assets in other types of Fixed Income Instruments, including securities denominated in foreign cur-rencies, (and the Portfolio may also invest beyond this limit in U.S. dollar-denominated securities of foreign issuers).

RISK FACTORS

  An investment in the PIMCO Real Return Bond Portfolio is subject to invest-ment risk, including possible loss of the principal amount invested. The Port-folio is "non-diversified," meaning that it may invest a greater percentage of its assets in the securities of one issuer than many of the other Portfolios. Because it is "non-diversified," the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified portfolio might be.

  The Portfolio is subject to deflation risk. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securi-ties will be reduced. The Portfolio is also subject to real interest rate risk. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Secu-rities of foreign issuers may be subject to additional risk factors, including foreign currency and political risks. For a further explanation, see "Risk Factors and Special Considerations," which you should read carefully before investing.

  PIMCO Variable Insurance Trust
12

  An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other gov-ernment agency.

FEES AND EXPENSES

  This table describes the fees and expenses (as a percentage of net assets) that you may pay in connection with an investment in the PIMCO Real Return Bond Portfolio.

 ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

   Advisory Fee........................................................... 0.40%
   Administrative Fee..................................................... 0.25%
                                                                           ----
   Total Portfolio Operating Expenses..................................... 0.65%
                                                                           ====

  EXAMPLE

  This Example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all your shares at the end of those periods. The Example also as-sumes a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 YEAR                                                     3 YEARS
            ------                                                     -------
             $66                                                        $208

                                                  October 1, 1998 Prospectus

PIMCO TOTAL RETURN BOND PORTFOLIO

INVESTMENT OBJECTIVE

  The PIMCO Total Return Bond Portfolio seeks to maximize total return, con-sistent with preservation of capital and prudent investment management.

MAIN INVESTMENT STRATEGIES

  The PIMCO Total Return Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Portfolio will normally vary within a three- to six-year time frame based on the Adviser's forecast for interest rates. See "Appendix A--Description of Duration." Port-folio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) which the Adviser believes to be rela-tively undervalued.

  The securities may be issued by domestic or foreign entities. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securi-ties. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may enter into a series of purchase and sale contracts or use other investment techniques to obtain market exposure to the securities in which it primarily invests.

  The Portfolio may invest up to 10% of its assets in junk bonds rated B or higher by Moody's or, if unrated, determined by the Adviser to be of compara-ble quality. The Portfolio also may invest up to 20% of its assets in securi-ties denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) that the Adviser believes to be relatively undervalued.

RISK FACTORS

  An investment in the PIMCO Total Return Bond Portfolio is subject to invest-ment risk, including possible loss of the principal amount invested. The Port-folio is subject to interest rate risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, market value tends to decrease. This risk will be greater for long-term securities than for short-term securities. Derivative instruments may be particularly sensitive to changes in prevailing interest rates. The Portfolio also is subject to credit risk, which is the possibility that an is-suer of a security, or a counterparty to a derivative contract, will default or become unable to meet a financial obligation. Junk bonds carry a high de-gree of credit risk. Securities of foreign issuers may be subject to addi-tional risk factors, including foreign currency and political risks. For a further explanation, see "Risk Factors and Special Considerations," which you should read carefully before investing.

  An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other gov-ernment agency.
  PIMCO Variable Insurance Trust
14

FEES AND EXPENSES

  This table describes the fees and expenses (as a percentage of net assets) that you may pay in connection with an investment in the PIMCO Total Return Bond Portfolio.

 ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

   Advisory Fee........................................................... 0.40%
   Administrative Fee..................................................... 0.25%
                                                                           ----
   Total Portfolio Operating Expenses..................................... 0.65%
                                                                           ====

  EXAMPLE

  This Example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all your shares at the end of those periods. The Example also as-sumes a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 YEAR                                                     3 YEARS
            ------                                                     -------
             $66                                                        $208

                                                  October 1, 1998 Prospectus

PIMCO HIGH YIELD BOND PORTFOLIO

INVESTMENT OBJECTIVE

  The PIMCO High Yield Bond Portfolio seeks to maximize total return, consis-tent with preservation of capital and prudent investment management.

MAIN INVESTMENT STRATEGIES

  The PIMCO High Yield Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of junk bonds rated at least B by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The remainder of the Portfolio's assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Portfolio will normally vary within a two- to six-year time frame depend-ing on the Adviser's view of the potential for total return offered by a par-ticular duration strategy. See "Appendix A--Description of Duration." The Portfolio may invest in securities of foreign issuers only if the securities are U.S. dollar-denominated. The Portfolio also may engage in hedging strate-gies involving equity options.

  The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may en-ter into a series of purchase and sale contracts or use other investment tech-niques to obtain market exposure to the securities in which it primarily in-vests.

RISK FACTORS

  An investment in the PIMCO High Yield Bond Portfolio is subject to invest-ment risk, including possible loss of the principal amount invested. The Port-folio is subject to credit risk. Investments in high yield securities, while generally providing greater potential opportunity for capital appreciation and higher yields than investments in higher rated securities, also entail greater credit risk, including the possibility of default or bankruptcy of the issuer of the securities. Risk of default or bankruptcy may be greater in periods of economic uncertainty or recession. The Adviser seeks to reduce credit risk through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets. For a further discussion of the special risks of investing in lower rated securities, see "Risk Factors and Special Considerations--High Yield Securities ("Junk Bonds")" and "Appen-dix B--Description of Securities Ratings."

  The Portfolio also is subject to interest rate risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, market value tends to decrease. This risk will be greater for long-term securities than for short-term securities. Derivative instruments may be particularly sensitive to changes in prevailing interest rates. For a further explanation, see "Risk Factors and Special Considera-tions," which you should read carefully before investing.

  An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other gov-ernment agency.
  PIMCO Variable Insurance Trust
16

FEES AND EXPENSES

  This table describes the fees and expenses (as a percentage of net assets) that you may pay in connection with an investment in the PIMCO High Yield Bond Portfolio.

 ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

   Advisory Fee........................................................... 0.50%
   Administrative Fee..................................................... 0.25%
                                                                           ----
   Total Portfolio Operating Expenses..................................... 0.75%
                                                                           ====

  EXAMPLE

  This Example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all your shares at the end of those periods. The Example also as-sumes a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 YEAR                                                     3 YEARS
            ------                                                     -------
             $77                                                        $240

                                                  October 1, 1998 Prospectus

PIMCO LONG-TERM U.S. GOVERNMENT BOND PORTFOLIO

INVESTMENT OBJECTIVE

  The PIMCO Long-Term U.S. Government Bond Portfolio seeks to maximize total return, consistent with the preservation of capital and prudent investment management.

MAIN INVESTMENT STRATEGIES

  The PIMCO Long-Term U.S. Government Bond Portfolio invests under normal cir-cumstance in a diversified portfolio of primarily U.S. Government securities, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities, when the Adviser deems it appropriate to do so. Assets not invested in U.S. Government securi-ties may be invested in other types of Fixed Income Instruments. The Portfolio will normally have a minimum average portfolio duration of eight years. For point of reference, the dollar-weighted average portfolio maturity of the Portfolio is normally expected to be more than ten years.

  The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may en-ter into a series of purchase and sale contracts or use other investment tech-niques to obtain market exposure to the securities in which it primarily in-vests.

  The Portfolio's investments in fixed income securities are limited to those of U.S. dollar-denominated securities of domestic (U.S.) issuers that are rated at least A by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. In addition, the Portfolio will not acquire a se-curity if, as a result, more than 10% of the Portfolio's total assets would be invested in securities rated below Aa by Moody's or below AA by S&P, or if more than 25% of the Portfolio's total assets would be invested in securities rated Aa by Moody's or AA by S&P.

RISK FACTORS

  An investment in the PIMCO Long-Term U.S. Government Bond Portfolio is subject to investment risk, including possible loss of the principal amount invested. The Portfolio is subject to interest rate risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, market value tends to decrease. This risk will be greater for long-term securities than for short-term securities. Derivative instruments may be particularly sensitive to changes in prevailing interest rates. The Portfolio also is subject to credit risk, which is the possibility that an issuer of a security, or a counterparty to a derivative contract, will default or become unable to meet a financial obligation. For a further explanation, see "Risk Factors and Special Considerations," which you should read carefully before investing.

  An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other gov-ernment agency.
  PIMCO Variable Insurance Trust
18

FEES AND EXPENSES

  This table describes the fees and expenses (as a percentage of net assets) that you may pay in connection with an investment in the PIMCO Long-Term U.S. Government Bond Portfolio.

 ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

   Advisory Fee........................................................... 0.40%
   Administrative Fee..................................................... 0.25%
                                                                           ----
   Total Annual Portfolio Operating Expenses.............................. 0.65%
                                                                           ====

  EXAMPLE

  This Example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all your shares at the end of those periods. The Example also as-sumes a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 YEAR                                                     3 YEARS
            ------                                                     -------
             $66                                                        $208

                                                       October 1, Prospectus

PIMCO GLOBAL BOND PORTFOLIO

INVESTMENT OBJECTIVE

  The PIMCO Global Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management.

MAIN INVESTMENT STRATEGIES

  The PIMCO Global Bond Portfolio invests in a portfolio of fixed income secu-rities denominated in major foreign currencies, baskets of foreign currencies (such as the European Currency Unit, or "ECU"), and the U.S. dollar. Under normal circumstances, at least 65% of its assets will be invested in Fixed In-come Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (in-cluding related options) with respect to such securities, and options on such securities, when the Adviser deems it appropriate to do so.

  The Adviser will select the Portfolio's foreign country and currency compo-sitions based on an evaluation of relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors the Adviser believes to be relevant. Investments in the securities of issuers located outside the United States will normally vary be-tween 25% and 75% of the Portfolio's assets. The average portfolio duration of this Portfolio will normally vary within a three- to seven-year time frame. See "Appendix A--Description of Duration."

  The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may en-ter into a series of purchase and sale contracts or use other investment tech-niques to obtain market exposure to the securities in which it primarily in-vests.

  The Portfolio may invest up to 10% of its assets in junk bonds rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality.

RISK FACTORS

  An investment in the PIMCO Global Bond Portfolio is subject to investment risk, including possible loss of the principal amount invested. The Portfolio is "non-diversified," meaning that it may invest a greater percentage of its assets in the securities of one issuer than many of the other Portfolios. Be-cause it is "non-diversified," the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified portfolio might be.

  The Portfolio is subject to interest rate risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, market value tends to decrease. This risk will be greater for long-term securities than for short-term securities. Derivative instruments may be particularly sensitive to changes in prevailing interest rates. The Portfolio also is subject to credit risk, which is the possibility that an issuer of a security, or a counterparty to a derivative contract, will default or become unable to meet a financial obligation. Junk bonds carry a high degree of credit risk. Securities of foreign issuers may be subject to additional risk factors, including foreign currency and political risks. For a further explanation, see "Risk Factors and Special Considerations," which you should read carefully before investing.
  PIMCO Variable Insurance Trust
20

  An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other gov-ernment agency.

FEES AND EXPENSES

  This table describes the fees and expenses (as a percentage of net assets) that you may pay in connection with an investment in the PIMCO Global Bond Portfolio.

 ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

   Advisory Fee........................................................... 0.60%
   Administrative Fee..................................................... 0.30%
                                                                           ----
   Total Annual Portfolio Operating Expenses.............................. 0.90%
                                                                           ====

  EXAMPLE

  This Example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all your shares at the end of those periods. The Example also as-sumes a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 YEAR                                                     3 YEARS
            ------                                                     -------
             $92                                                        $287


                                                  October 1, 1998 Prospectus

PIMCO FOREIGN BOND PORTFOLIO

INVESTMENT OBJECTIVE

  The PIMCO Foreign Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management.

MAIN INVESTMENT STRATEGIES

  The PIMCO Foreign Bond Portfolio invests in a portfolio of fixed income se-curities primarily denominated in major foreign currencies and baskets of for-eign currencies (such as the European Currency Unit, or "ECU"). The Adviser will invest the assets of the Portfolio in a number of international bond mar-kets so that, under normal circumstances, the Portfolio will invest at least 85% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities, when the Adviser deems it ap-propriate to do so.

  The Adviser will select the Portfolio's foreign country and currency compo-sitions based on an evaluation of relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors the Adviser believes to be relevant. The average port-folio duration of this Portfolio will normally vary within a three- to seven-year time frame. See "Appendix A--Description of Duration."

  The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may en-ter into a series of purchase and sale contracts or use other investment tech-niques to obtain market exposure to the securities in which it primarily in-vests.

  The Portfolio may invest up to 10% of its assets in junk bonds rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality.

  The PIMCO Foreign Bond Portfolio differs from the PIMCO Global Bond Portfo-lio primarily in the extent to which assets are invested in the securities of issuers located outside the United States.

RISK FACTORS

  An investment in the PIMCO Foreign Bond Portfolio is subject to investment risk, including possible loss of the principal amount invested. The Portfolio is "non-diversified," meaning that it may invest a greater percentage of its assets in the securities of one issuer than many of the other Portfolios. Be-cause it is "non-diversified," the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified portfolio might be.

  The Portfolio is subject to interest rate risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, market value tends to decrease. This risk will be greater for long-term securities than for short-term securities. Derivative instruments may be particularly sensitive to changes in prevailing interest rates. Unexpected changes in interest rates may adversely affect the value of a Portfolio's investments in particular derivative instruments. The Portfolio also is subject to credit risk, which is the possibility that an issuer of a security, or a counterparty to a derivative contract, will default or become unable to meet a financial obligation. Junk bonds carry a high degree of credit risk. Securities of foreign issuers may be subject to additional risk factors, including
  PIMCO Variable Insurance Trust
22
foreign currency and political risks. For a further explanation, see "Risk Factors and Special Considerations," which you should read carefully before investing.

  An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other gov-ernment agency.

FEES AND EXPENSES

  This table describes the fees and expenses (as a percentage of net assets) that you may pay in connection with an investment in the PIMCO Foreign Bond Portfolio.

 ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

   Advisory Fee........................................................... 0.60%
   Administrative Fee..................................................... 0.30%
                                                                           ----
   Total Portfolio Operating Expenses..................................... 0.90%
                                                                           ====

  EXAMPLE

  This Example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all your shares at the end of those periods. The Example also as-sumes a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 YEAR                                                     3 YEARS
            ------                                                     -------
             $92                                                        $287

                                                  October 1, 1998 Prospectus

PIMCO EMERGING MARKETS BOND PORTFOLIO

INVESTMENT OBJECTIVE

  The PIMCO Emerging Markets Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management.

MAIN INVESTMENT STRATEGIES

  The PIMCO Emerging Markets Bond Portfolio invests in a portfolio of fixed income securities denominated in foreign currencies and the U.S. dollar. Under normal market conditions, the Portfolio will invest at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets. The Portfolio also may invest up to 10% of its assets in shares of investment companies that invest primarily in emerging market debt securities. The average portfolio duration of the Portfolio will vary based on the Adviser's view of the potential for total return offered by a particular duration strategy and, under normal market conditions, is not ex-pected to exceed eight years. See "Appendix A--Description of Duration."

  The Adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, the Adviser gen-erally considers an emerging securities market to be one located in any coun-try that is defined as an emerging or developing economy by any of the follow-ing: the International Bank for Reconstruction and Development (i.e., the World Bank), including its various offshoots, such as the International Fi-nance Corporation, or the United Nations or its authorities. The Portfolio's investments in emerging market fixed income securities may be represented by securities on which the return is derived primarily from emerging securities markets, when the Adviser deems it appropriate to do so.

  The Portfolio emphasizes countries with relatively low gross national prod-uct per capita and with the potential for rapid economic growth. The Adviser will select the Portfolio's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, mone-tary and fiscal policies, trade and current account balances, and any other specific factors the Adviser believes to be relevant. The Portfolio likely will concentrate its investments in Asia, Africa, the Middle East, Latin Amer-ica and the developing countries of Europe.

  The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may en-ter into a series of purchase and sale contracts or use other investment tech-niques to obtain market exposure to the securities in which it primarily in-vests.

  The Portfolio may invest substantially all of its assets in junk bonds rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality.

RISK FACTORS

  An investment in the PIMCO Emerging Markets Bond Portfolio is subject to in-vestment risk, including possible loss of the principal amount invested. The Portfolio is "non-diversified," meaning that it may invest a greater percent-age of its assets in the securities of one issuer than many of the other Port-folios. Because it is "non-diversified," the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified portfolio might be.
  PIMCO Variable Insurance Trust
24

  The Portfolio will be particularly susceptible to the effects of political and economic developments in the regions in which it invests. This effect may be increased by a relative scarcity of issuers in certain of these markets, which may result in the Portfolio being highly concentrated in a small number of issuers. For a further discussion of the special risks of investing in for-eign and emerging market countries, see "Risk Factors and Special Considera-tions--Foreign Securities."

  While lower rated securities generally provide greater potential opportunity for capital appreciation and higher yields than investments in higher rated securities, they also entail greater risk, including the possibility of de-fault or bankruptcy of the issuer of the securities. Risk of default or bank-ruptcy may be greater in periods of economic uncertainty or recession, as the issuers may be less able to withstand general economic downturns affecting the regions in which the Portfolio invests. The Adviser seeks to reduce risk through diversification, credit analysis and attention to current developments and trends in emerging market economies and markets. For a further discussion of the special risks of investing in lower rated securities, see "Risk Factors and Special Considerations--High Yield Securities ("Junk Bonds")."

  The Portfolio is subject to interest rate risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, market value tends to decrease. This risk will be greater for long-term securities than for short-term securities. Derivative instruments may be particularly sensitive to changes in prevailing interest rates. For a further explanation, see "Risk Factors and Special Considera-tions," which you should read carefully before investing.

  An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other gov-ernment agency.

FEES AND EXPENSES

  This table describes the fees and expenses (as a percentage of net assets) that you may pay in connection with an investment in the PIMCO Emerging Mar-kets Bond Portfolio.

 ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

   Advisory Fee........................................................... 0.65%
   Administrative Fee..................................................... 0.35%
                                                                           ----
   Total Portfolio Operating Expenses..................................... 1.00%
                                                                           ====

  EXAMPLE

  This Example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all your shares at the end of those periods. The Example also as-sumes a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 YEAR                                                     3 YEARS
            ------                                                     -------
             $102                                                       $318

                                                  October 1, 1998 Prospectus

PIMCO STRATEGIC BALANCED PORTFOLIO

INVESTMENT OBJECTIVE

  The PIMCO Strategic Balanced Portfolio has as its investment objective the maximization of total return, consistent with preservation of capital and pru-dent investment management.

MAIN INVESTMENT STRATEGIES

  The PIMCO Strategic Balanced Portfolio invests in the securities eligible for purchase by the PIMCO StocksPLUS Growth and Income Portfolio and the PIMCO Total Return Bond Portfolio. The percentage of the Portfolio's assets allo-cated to equity or fixed income securities will vary according to an asset al-location methodology developed by the Adviser. The methodology builds upon the Adviser's long-standing process of economic forecasting of business cycle stages by applying to this process a disciplined asset allocation model which employs certain statistical variance techniques. Depending on the outcome of this asset allocation methodology, the Portfolio's equity exposure will vary between 45% and 75% of its total assets, and its fixed income exposure will vary between 25% and 55% of its total assets. There is no assurance that the Adviser's asset allocation methodology will be successful. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

RISK FACTORS

  An investment in the PIMCO Strategic Balanced Portfolio is subject to in-vestment risk, including possible loss of the principal amount invested. The Portfolio is subject to market risk, which is the risk that the market value of securities may move up and down, sometimes rapidly and unpredictably. The Portfolio also is subject to interest rate risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As in-terest rates rise, market value tends to decrease. This risk will be greater for long-term securities than for short-term securities. Derivative instru-ments may be particularly sensitive to changes in prevailing interest rates. Unexpected changes in interest rates may adversely affect the value of a Port-folio's investments in particular derivative instruments.

  A large number of investors use S&P 500 derivatives for both hedging and speculative purposes, and although generally this helps guarantee a liquid market in those instruments, at times liquidity may be limited. The Portfolio also is subject to credit risk, which is the possibility that an issuer of a security, or a counterparty to a derivative contract, will default or become unable to meet a financial obligation. Junk bonds carry a high degree of credit risk. Securities of foreign issuers may be subject to additional risk factors, including foreign currency and political risks. For a further expla-nation, see "Risk Factors and Special Considerations," which you should read carefully before investing.

  An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other gov-ernment agency.

FEES AND EXPENSES

  This table describes the fees and expenses (as a percentage of net assets) that you may pay in connection with an investment in the PIMCO Strategic Bal-anced Portfolio.

 ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

      Advisory Fee........................................................ 0.50%
      Administrative Fee.................................................. 0.25%
                                                                           ----
      Total Portfolio Operating Expenses.................................. 0.75%
                                                                           ====

  PIMCO Variable Insurance Trust
26

  EXAMPLE

  This Example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all your shares at the end of those periods. The Example also as-sumes a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 YEAR                                                     3 YEARS
            ------                                                     -------
             $77                                                        $240

                                                  October 1, 1998 Prospectus

PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE

  The PIMCO StocksPLUS Growth and Income Portfolio seeks to achieve a total return which exceeds the total return performance of the S&P 500.

MAIN INVESTMENT STRATEGIES

  The PIMCO StocksPLUS Growth and Income Portfolio invests in common stocks, options, futures, options on futures and swaps. StocksPLUS is the name of a proprietary portfolio management strategy which uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The Adviser expects that under normal market con-ditions, the Portfolio will invest substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Adviser will actively manage the fixed income assets serving as cover for derivatives, as well as any other fixed income assets held by the Portfolio, with a view to enhancing the Portfolio's total return investment performance, subject to an overall portfolio duration which is normally not expected to exceed one year. See "Appendix A--Description of Duration."

  The S&P 500 is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. S&P chooses the stocks to be included in the S&P 500 solely on a statistical basis. Stocks represented currently in the S&P 500 represent approximately two-thirds of the total market value of all U.S. common stocks. The Portfolio is neither sponsored by nor affiliated with S&P. The Portfolio will seek to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

  When S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Portfolio may invest up to 100% of its assets in a "basket" of S&P 500 stocks. The composition of this basket will be determined by standard statis-tical techniques that analyze the historical correlation between the return of every stock currently in the S&P 500 and the return on the S&P 500 itself. The Adviser may employ fundamental stock analysis only to choose among stocks that have already satisfied the statistical correlation tests. Stocks chosen for the Portfolio are not limited to those with any particular weighting in the S&P 500.


  Assets not invested in equity securities may be invested in securities eli-gible for purchase by the Fixed Income Portfolios. The Portfolio may invest up to 10% of its assets in junk bonds rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. In addition, the Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may invest up to 20% of its assets in securities of foreign issuers, may purchase and sell options and futures on foreign currencies, and may enter into forward currency contracts. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements.

RISK FACTORS

  An investment in the PIMCO StocksPLUS Growth and Income Portfolio is subject to investment risk, including possible loss of the principal amount invested. The Portfolio is subject to market risk, which is the risk that the market value of securities may move up and down, sometimes rapidly and unpredictably. The Portfolio also is subject to interest rate risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, market value tends to decrease. This risk will be greater for long-term securities than for short-term securities.

  PIMCO Variable Insurance Trust
28

Derivative instruments may be particularly sensitive to changes in prevailing interest rates. Unexpected changes in interest rates may adversely affect the value of the Portfolio's investments in particular derivative instruments.

  A large number of investors use S&P 500 derivatives for both hedging and speculative purposes, and although generally this helps guarantee a liquid market in those instruments, at times liquidity may be limited. From time to time, requirements of the Internal Revenue Code or an unanticipated inability to close out positions when it would be most advantageous to do so may limit the Adviser's ability to use S&P 500 derivatives.

  The Portfolio also is subject to credit risk, which is the possibility that an issuer of a security, or a counterparty to a derivative contract, will default or become unable to meet a financial obligation. Junk bonds carry a high degree of credit risk. Securities of foreign issuers may be subject to additional risk factors, including foreign currency and political risks. For a further explanation, see "Risk Factors and Special Considerations," which you should read carefully before investing.

  An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other gov-ernment agency.

FEES AND EXPENSES

  This table describes the fees and expenses (as a percentage of net assets) that you may pay in connection with an investment in the PIMCO StocksPLUS Growth and Income Portfolio.

 ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

      Advisory Fee........................................................ 0.40%
      Administrative Fee.................................................. 0.25%
                                                                           ----
      Total Portfolio Operating Expenses.................................. 0.65%
                                                                           ====

  EXAMPLE

  This Example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all your shares at the end of those periods. The Example also as-sumes a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 YEAR                                                     3 YEARS
            ------                                                     -------
             $66                                                        $208

                                                  October 1, 1998 Prospectus

PIMCO EQUITY INCOME PORTFOLIO

INVESTMENT OBJECTIVE

  The PIMCO Equity Income Portfolio seeks current income as a primary invest-ment objective, and long-term growth of capital as a secondary objective.

MAIN INVESTMENT STRATEGIES

  The PIMCO Equity Income Portfolio invests primarily in common stocks that have below-average price to earnings ("P/E") ratios and higher dividend yields relative to their industry groups. In selecting securities, the Portfolio Man-ager classifies a universe of approximately 2,000 stocks by industry, each of which has a minimum market capitalization of $200 million at the time of in-vestment. The Portfolio Manager then screens the universe to find the lowest P/E ratios in each industry, subject to application of quality and price mo-mentum screens. From this group, the Portfolio Manager selects approximately 25 stocks with the highest yields. The universe is then rescreened to find the highest yielding stock in each industry, subject to application of quality and price momentum screens. From this group, approximately 25 stocks with the low-est P/E ratios are added to the Portfolio. Although the Portfolio's holdings are generally rebalanced quarterly, holdings are replaced whenever an alterna-tive stock within the same industry has a significantly lower P/E ratio or higher dividend yield than the current holding.

  Under normal circumstances, the Portfolio will invest at least 65% of its assets in common stock. The Portfolio may maintain a portion of its assets, which will usually not exceed 10%, in high quality Fixed Income Instruments (whose maturity or remaining maturity will not exceed five years), money mar-ket obligations, and in cash to provide for payment of the Portfolio's ex-penses and to meet redemption requests. It is the policy of the Portfolio to be as fully invested in common stocks as practicable at all times. This policy precludes the Portfolio from investing in Fixed Income Instruments as a defen-sive investment posture.

RISK FACTORS

  An investment in the Equity Income Portfolio is subject to investment risk, including possible loss of the principal amount invested. The Portfolio is subject to market risk, which is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Because the Portfo-lio may not invest in Fixed Income Instruments as a defensive investment pos-ture, the Portfolio's market risk cannot be lessened by investment in Fixed Income Instruments. Securities of foreign issuers may be subject to additional risk factors, including political risks. For a further explanation, see "Risk Factors and Special Considerations," which you should read carefully before investing.

  An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other gov-ernment agency.

FEES AND EXPENSES

  This table describes the fees and expenses (as a percentage of net assets) that you may pay in connection with an investment in the PIMCO Equity Income Portfolio.

 ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

      Advisory Fee........................................................ 0.60%
      Administrative Fee.................................................. 0.25%
                                                                           ----
      Total Portfolio Operating Expenses.................................. 0.85%
                                                                           ====

  PIMCO Variable Insurance Trust
30

  EXAMPLE

  This Example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all your shares at the end of those periods. The Example also as-sumes a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 YEAR                                                     3 YEARS
            ------                                                     -------
             $87                                                        $271

                                                  October 1, 1998 Prospectus

PIMCO CAPITAL APPRECIATION PORTFOLIO

INVESTMENT OBJECTIVE

  The PIMCO Capital Appreciation Portfolio seeks growth of capital.

MAIN INVESTMENT STRATEGIES

  The PIMCO Capital Appreciation Portfolio invests primarily in common stocks of companies that have improving fundamentals (such as growth of earnings and dividends) and whose stock is reasonably valued by the market. Stocks for the Portfolio are selected from a universe of the approximately 1,000 largest mar-ket capitalization stocks, all of which are those of companies with market capitalizations of at least $1 billion at the time of investment. The Portfo-lio usually invests in approximately 60 to 100 common stocks. The Portfolio Manager screens and ranks each issue using five distinct computerized models, including: (i) a dividend growth screen, (ii) an equity growth screen, (iii) an earnings growth screen, (iv) an earnings momentum screen, and (v) an earn-ings surprise screen. The Portfolio Manager believes that the models identify the stocks in the universe exhibiting growth characteristics with reasonable valuations. Stocks are replaced when they score worse-than-median screen ranks, have negative earnings surprises, or show poor relative price perfor-mance. The Portfolio Manager rescreens the universe frequently to obtain a fa-vorable composition of growth and value characteristics for the entire Portfo-lio.

  Under normal circumstances, the Portfolio will invest at least 65% of its assets in common stock. The Portfolio may maintain a portion of its assets, which will usually not exceed 10%, in high quality Fixed Income Instruments (whose maturity or remaining maturity will not exceed five years), money mar-ket obligations, and in cash to provide for payment of the Portfolio's ex-penses and to meet redemption requests. It is the policy of the Portfolio to be as fully invested in common stocks as practicable at all times. This policy precludes the Portfolio from investing in Fixed Income Instruments as a defen-sive investment posture.

RISK FACTORS

  An investment in the PIMCO Capital Appreciation Portfolio is subject to in-vestment risk, including possible loss of the principal amount invested. The Portfolio is subject to market risk, which is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Be-cause the Portfolio may not invest in Fixed Income Instruments as a defensive investment posture, the Portfolio's market risk cannot be lessened by invest-ment in Fixed Income Instruments. Securities of foreign issuers may be subject to additional risk factors, including political risks. For a further explana-tion, see "Risk Factors and Special Considerations," which you should read carefully before investing.

  An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other gov-ernment agency.

FEES AND EXPENSES

  This table describes the fees and expenses (as a percentage of net assets) that you may pay in connection with an investment in the PIMCO Capital Appre-ciation Portfolio.

 ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

      Advisory Fee........................................................ 0.60%
      Administrative Fee.................................................. 0.25%
                                                                           ----
      Total Portfolio Operating Expenses.................................. 0.85%
                                                                           ====

  PIMCO Variable Insurance Trust
32

  EXAMPLE

  This Example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all your shares at the end of those periods. The Example also as-sumes a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 YEAR                                                     3 YEARS
            ------                                                     -------
             $87                                                        $271

                                                  October 1, 1998 Prospectus

PIMCO MID-CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

  The PIMCO Mid-Cap Growth Portfolio seeks growth of capital.

MAIN INVESTMENT STRATEGIES

  The PIMCO Mid-Cap Growth Portfolio invests primarily in common stocks of middle capitalization companies that have improving fundamentals (such as growth of earnings and dividends) and whose stock is reasonably valued by the market. Stocks for the Portfolio are selected from a universe of companies with market capitalizations in excess of $500 million at the time of invest-ment, excluding the 200 companies with the highest market capitalization. The Portfolio usually invests in approximately 60 to 100 common stocks. The Port-folio Manager screens and ranks each issue using five distinct computerized models, including: (i) a dividend growth screen, (ii) an equity growth screen,
(iii) an earnings growth screen, (iv) an earnings momentum screen, and (v) an earnings surprise screen. The Portfolio Manager believes that the models iden-tify the stocks in the universe exhibiting growth characteristics with reason-able valuations. Stocks are replaced when they score worse-than-median screen ranks, have negative earnings surprises, or show poor relative price perfor-mance. The Portfolio Manager rescreens the universe frequently to obtain a fa-vorable composition of growth and value characteristics for the entire Portfo-lio.

  Under normal circumstances, the Portfolio will invest at least 65% of its assets in common stock. The Portfolio may maintain a portion of its assets, which will usually not exceed 10%, in high quality Fixed Income Instruments (whose maturity or remaining maturity will not exceed five years), money mar-ket obligations, and in cash to provide for payment of the Portfolio's ex-penses and to meet redemption requests. It is the policy of the Portfolio to be as fully invested in common stocks as practicable at all times. This policy precludes the Portfolio from investing in Fixed Income Instruments as a defen-sive investment posture.

RISK FACTORS

  An investment in the PIMCO Mid-Cap Growth Portfolio is subject to investment risk, including possible loss of the principal amount invested. The Portfolio is subject to market risk, which is the risk that the market value of a secu-rity may move up and down, sometimes rapidly and unpredictably. Because the Portfolio may not invest in Fixed Income Instruments as a defensive investment posture, the Portfolio's market risk cannot be lessened by investment in Fixed Income Instruments. Securities of foreign issuers may be subject to additional risk factors, including political risks. For a further explanation, see "Risk Factors and Special Considerations," which you should read carefully before investing.

  An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other gov-ernment agency.

FEES AND EXPENSES

  This table describes the fees and expenses (as a percentage of net assets) that you may pay in connection with an investment in the PIMCO Mid-Cap Growth Portfolio.

 ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

      Advisory Fee........................................................ 0.60%
      Administrative Fee.................................................. 0.25%
                                                                           ----
      Total Portfolio Operating Expenses.................................. 0.85%
                                                                           ====

  PIMCO Variable Insurance Trust
34

  EXAMPLE

  This Example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all your shares at the end of those periods. The Example also as-sumes a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 YEAR                                                     3 YEARS
            ------                                                     -------
             $87                                                        $271

                                                  October 1, 1998 Prospectus

PIMCO SMALL-CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE

  The PIMCO Small-Cap Value Portfolio seeks long-term growth of capital and income.

MAIN INVESTMENT STRATEGIES

  The Portfolio invests primarily in common stocks of companies with market capitalizations between $50 million and $1 billion at the time of investment. In selecting securities, the Portfolio Manager divides a universe of up to ap-proximately 2,000 stocks into quartiles based upon P/E ratio. The Portfolio Manager screens the lowest quartile in P/E ratio for market capitalizations between $50 million and $1 billion, subject to application of quality and price momentum screens. Approximately 100 stocks with the lowest P/E ratios are selected for the Portfolio, subject to limits on the weighting for any one industry. Although Portfolio holdings are generally rebalanced quarterly, the Portfolio Manager will replace a holding when it achieves a higher P/E ratio than the S&P 500's P/E ratio or its industry average P/E ratio, or when an al-ternative stock within the same industry has a significantly lower P/E ratio than the current holding. The Portfolio is intended for aggressive investors seeking above-average gains and willing to accept the greater risks associated therewith.

  Under normal circumstances, the Portfolio will invest at least 65% of its assets in common stock. The Portfolio may maintain a portion of its assets, which will usually not exceed 10%, in high quality Fixed Income Instruments (whose maturity or remaining maturity will not exceed five years), money mar-ket obligations, and in cash to provide for payment of the Portfolio's ex-penses and to meet redemption requests. It is the policy of the Portfolio to be as fully invested in common stocks as practicable at all times. This policy precludes the Portfolio from investing in Fixed Income Instruments as a defen-sive investment posture.

RISK FACTORS

  An investment in the PIMCO Small-Cap Value Portfolio is subject to invest-ment risk, including possible loss of the principal amount invested. The Port-folio is subject to market risk, which is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Because the Portfolio may not invest in Fixed Income Instruments as a defensive in-vestment posture, the Portfolio's market risk cannot be lessened by investment in Fixed Income Instruments. Securities of foreign issuers may be subject to additional risk factors, including political risks. For a further explanation, see "Risk Factors and Special Considerations," which you should read carefully before investing.

  An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other gov-ernment agency.

FEES AND EXPENSES

  This table describes the fees and expenses (as a percentage of net assets) that you may pay in connection with an investment in the PIMCO Small-Cap Value Portfolio.

 ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

      Advisory Fee........................................................ 0.70%
      Administrative Fee.................................................. 0.25%
                                                                           ----
      Total Portfolio Operating Expenses.................................. 0.95%
                                                                           ====

  PIMCO Variable Insurance Trust
36

  EXAMPLE

  This Example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all your shares at the end of those periods. The Example also as-sumes a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 YEAR                                                     3 YEARS
            ------                                                     -------
             $97                                                        $303

                                                  October 1, 1998 Prospectus

                            MANAGEMENT OF THE TRUST

ADVISERS AND ADMINISTRATOR

  PIMCO serves as Adviser to the Fixed Income Portfolios and the PIMCO Strate-gic Balanced and StocksPLUS Growth and Income Portfolios. PIMCO is one of the premier fixed income investment management firms in the United States. PIMCO was founded in 1971, and had over $142 billion in assets under management as of August 31, 1998. PIMCO invests in all sectors of the fixed income market using its total return philosophy -- seeking capital appreciation as well as yield. PIMCO is a subsidiary partnership of PIMCO Advisors. PIMCO's address is 840 Newport Center Drive, Suite 360, Newport Beach, California 92660. PIMCO is registered as an investment adviser with the Securities and Exchange Commis-sion ("SEC") and as a commodity trading advisor with the CFTC. PIMCO manages the investment of the assets of the Fixed Income Portfolios and the PIMCO Strategic Balanced and StocksPLUS Growth and Income Portfolios, and places or-ders for the purchase and sale of each Portfolio's investments directly with brokers or dealers selected by it in its discretion. See "Portfolio Transac-tions."

  In selecting fixed income securities, PIMCO uses economic forecasting, in-terest rate anticipation, credit and call risk analysis, foreign currency ex-change rate forecasting, and other securities selection techniques. The pro-portion of each Portfolio's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on PIMCO's outlook for the U.S. and foreign economies, the financial markets, and other factors. The management of duration, a measure of a fixed income security's expected life that incorporates its yield, coupon interest payments, final maturity and call features into one measure, is one of the fundamental tools used by PIMCO. For a discussion of the concept of duration, see "Appendix A--Description of Duration."

  PIMCO Advisors serves as investment adviser to the PIMCO Equity Income, Cap-ital Appreciation, Mid-Cap Growth, and Small-Cap Value Portfolios. PIMCO Advi-sors is one of the largest investment management firms in the U.S. As of Au-gust 31, 1998, PIMCO Advisors and its subsidiary partnerships had over $218 billion in assets under management. The general partners of PIMCO Advisors are PIMCO Partners, G.P. and PIMCO Advisors Holdings L.P. ("PAH"). PIMCO Partners, G.P. is a general partnership between PIMCO Holding LLC, a Delaware limited liability company and an indirect wholly-owned subsidiary of Pacific Life In-surance Company, and PIMCO Partners LLC, a California limited liability com-pany controlled by the Managing Directors of PIMCO. PIMCO Partners, G.P. is the sole general partner of PAH.

  PIMCO Advisors is responsible for the investment program for the PIMCO Eq-uity Income, Capital Appreciation, Mid-Cap Growth, and Small-Cap Value Portfo-lios. For each such Portfolio, PIMCO Advisors has engaged its affiliates to serve as Portfolio Managers. These affiliated Portfolio Managers, each of which is a subsidiary partnership of PIMCO Advisors, are Cadence Capital Man-agement ("Cadence"), and NFJ Investment Group ("NFJ"). PIMCO Advisors (and not the Portfolios or the Trust) compensates the Portfolio Managers from its advi-sory fee. Under the supervision of PIMCO Advisors, the Portfolio Managers make determinations with respect to the purchase and sale of portfolio securities, and they place orders for execution of the Portfolios' transactions.

  Cadence manages the PIMCO Capital Appreciation and Mid-Cap Growth Portfo-lios. Cadence is a general partnership, the two partners of which are PIMCO Advisors as the supervisory partner, and Cadence Capital Management Inc. as the managing partner. Accounts managed by Cadence had combined assets as of August 31, 1998 of approximately $5.7 billion. Cadence's address is Exchange Place, 53 State Street, Boston, Massachusetts 02109.
  PIMCO Variable Insurance Trust
38

  Cadence's investment philosophy is to participate in the long-term growth of the equity markets by constructing fully-invested portfolios. Cadence special-izes in a "growth-at-a-reasonable price" style of equity management by identi-fying companies with above-average current earnings momentum, attractive growth prospects, and rising expectations that are selling at reasonable mul-tiples of earnings, cash flow and book value. Portfolios consist of approxi-mately 80-100 issues equally weighted at the time of purchase and diversified across all sectors of the market.

  NFJ manages the PIMCO Equity Income and Small-Cap Value Portfolios. NFJ is a general partnership, the two partners of which are PIMCO Advisors as the su-pervisory partner, and NFJ Management Inc. as the managing partner. Accounts managed by NFJ had combined assets as of August 31, 1998 of approximately $2.1 billion. NFJ's address is 2121 San Jacinto, Suite 1840, Dallas, Texas 75201.


  NFJ is a disciplined, value-oriented equity manager specializing in a diver-sified, low P/E approach that selects stocks on a bottoms-up basis. The firm's philosophy is based on research which has shown that portfolios of low P/E stocks have substantially outperformed market indices throughout all capital-ization levels over extended periods. NFJ's research has also identified yield as a major residual contributor to performance and is an important factor in selecting stocks. Another aspect of NFJ's philosophy is the belief that diver-sification is a crucial discipline. Portfolios are diversified across numerous industry groups to avoid heavy concentration in particular industries.

  The table below provides information about the individual portfolio managers responsible for management of the Trust's Portfolios, including their occupa-tions for the past five years.

                                        PORTFOLIO MANAGER AND BUSINESS
 PORTFOLIO                              EXPERIENCE (PAST FIVE YEARS)
 ---------                              ------------------------------
 Money Market Portfolio                 Leslie Barbi, Senior Vice President,
                                        PIMCO. A Fixed Income Portfolio
                                        Manager, Ms. Barbi has managed the
                                        PIMCO Money Market Fund for the PIMCO
                                        Funds: Pacific Investment Management
                                        Series since November 1, 1995. Prior to
                                        joining PIMCO in 1993, Ms. Barbi was
                                        associated with Salomon Brothers as a
                                        proprietary Portfolio Manager.

 Short-Term Bond Portfolio              William H. Gross, Managing Director,
 Low Duration Bond Portfolio            PIMCO. A Fixed Income Portfolio
 Total Return Bond Portfolio            Manager, Mr. Gross is one of the
 Strategic Balanced Portfolio           founders of PIMCO and has managed the
 StocksPLUS Growth and Income Portfolio PIMCO Low Duration, Low Duration II,
                                        Low Duration III, Total Return, Total
                                        Return II and Total Return III Funds
                                        for the PIMCO Funds: Pacific Investment
                                        Management Series since their
                                        inceptions on May 11, 1987, November 1,
                                        1991, December 31, 1996, May 11, 1987,
                                        December 30, 1991, and May 1, 1991,
                                        respectively. Mr. Gross is the leader
                                        of a team which has managed the PIMCO
                                        Short-Term, Strategic Balanced and
                                        StocksPLUS Funds for the PIMCO Funds:
                                        Pacific Investment Management Series
                                        since January 6, 1998.

 Real Return Bond Portfolio             John Brynjolfsson, Vice President,
                                        PIMCO. A Fixed Income Portfolio
                                        Manager, Mr. Brynjolfsson joined PIMCO
                                        in 1989, and has managed the PIMCO Real
                                        Return Bond Fund for the PIMCO Funds:
                                        Pacific Investment Management Series
                                        since its inception, January 29, 1997.

 High Yield Bond Portfolio              Benjamin Trosky, Managing Director,
                                        PIMCO. A Fixed Income Portfolio
                                        Manager, Mr. Trosky joined PIMCO in
                                        1990 and has managed the PIMCO High
                                        Yield Fund for the PIMCO Funds: Pacific
                                        Investment Management Series since its
                                        inception on December 16, 1992.

                                                  October 1, 1998 Prospectus

                                          PORTFOLIO MANAGER AND BUSINESS
 PORTFOLIO                                EXPERIENCE (PAST FIVE YEARS)
 ---------                                ------------------------------
 Long-Term U.S. Government Bond Portfolio Pasi Hamalainen, Executive Vice
                                          President, PIMCO. A Fixed Income
                                          Portfolio Manager, Mr. Hamalainen
                                          joined PIMCO in 1994 and has managed
                                          the PIMCO Long-Term U.S. Government
                                          Fund since July 1, 1997 and the Total
                                          Return Mortgage Fund since its
                                          inception, July 31, 1997. Both Funds
                                          are series of PIMCO Funds: Pacific
                                          Investment Management Series.

 Foreign Bond Portfolio                   Lee R. Thomas, III, Managing Director
 Global Bond Portfolio                    and Senior International Portfolio
                                          Manager, PIMCO. A Fixed Income
                                          Portfolio Manager, Mr. Thomas has
                                          managed the PIMCO Funds: Pacific
                                          Investment Management Series' Foreign
                                          Bond, Global Bond and International
                                          Bond Funds since July 13, 1995, and
                                          the PIMCO Global Bond Fund II since
                                          October 1, 1995. Prior to joining
                                          PIMCO in 1995, Mr. Thomas was
                                          associated with Investcorp as a
                                          member of the management committee
                                          responsible for global securities and
                                          foreign exchange trading. Prior to
                                          Investcorp, he was associated with
                                          Goldman Sachs as an Executive
                                          Director in foreign fixed income.

 Emerging Markets Bond Portfolio          Michael J. Rosborough, Senior Vice
                                          President, PIMCO. A Fixed Income
                                          Portfolio Manager, Mr. Rosborough was
                                          associated with RBC Dominion in Tokyo
                                          as a Vice President and Manager in
                                          foreign fixed income prior to joining
                                          PIMCO in 1994. Mr. Rosborough has
                                          managed the PIMCO Emerging Markets
                                          Bond Fund for the PIMCO Funds:
                                          Pacific Investment Management Series
                                          since its inception on July 31, 1997.

 Capital Appreciation Portfolio           David B. Breed, William B. Bannick,
 Mid-Cap Growth Portfolio                 Katherine A. Burdon, each Managing
                                          Directors, Cadence; and Peter B.
                                          McManus, Director of Portfolio
                                          Management, Cadence. Mr. Breed is one
                                          of the founders of Cadence and has
                                          managed the Capital Appreciation and
                                          Mid-Cap Growth Funds of the PIMCO
                                          Funds: Multi-Manager Series since
                                          each Fund's inception on March 8,
                                          1991 and August 26, 1991,
                                          respectively. Mr. Bannick joined the
                                          predecessor of Cadence in 1992 and
                                          has co-managed the Capital
                                          Appreciation and Mid-Cap Growth Funds
                                          since 1993. Ms. Burdon joined the
                                          predecessor of Cadence in 1993 and
                                          has co-managed the Capital
                                          Appreciation and Mid-Cap Growth Funds
                                          since 1996. Mr. McManus previously
                                          served as a Vice President of the
                                          Bank of Boston and joined Cadence in
                                          1994. He has co-managed the Capital
                                          Appreciation and Mid-Cap Growth Funds
                                          since 1996.

 Equity Income Portfolio                  Chris Najork, Managing Director, NFJ;
 Small-Cap Value Portfolio                and Benjamin Fischer, Managing
                                          Director, NFJ. Mr. Najork and Mr.
                                          Fischer are founding partners of NFJ
                                          and have managed the Equity Income
                                          and Small-Cap Value Funds of the
                                          PIMCO Funds: Multi-Manager Series
                                          since each Fund's inception on March
                                          8, 1991 and October 1, 1991,
                                          respectively.

  PIMCO also serves as administrator to the Portfolios. PIMCO provides adminis-trative services to the Portfolios which include clerical help, accounting, bookkeeping, internal audit services, preparation of reports to the Portfolios' shareholders or other appropriate parties, regulatory filings and certain other services required by the Portfolios. PIMCO has hired PIMCO Advisors to provide certain services to the PIMCO Equity Income, Capital Appreciation, Mid-Cap Growth and Small-Cap Value Portfolios as sub-administrator.
  PIMCO Variable Insurance Trust
40

ADVISORY AND ADMINISTRATIVE FEES

  The Portfolios feature fixed advisory and administrative fee rates. For in-vestment advisory and administrative services as described below, each Portfo-lio pays monthly fees at an annual rate based on the average daily net assets of the Portfolio as follows:

                                                                   ADVISORY FEE
      PORTFOLIO                                                        RATE
      ---------                                                   --------------
      Money Market Portfolio....................................       0.30%
      Short-Term Bond Portfolio.................................       0.35%
      Low Duration Bond, Real Return Bond, Total Return Bond,
       Long-Term U.S. Government Bond and StocksPLUS Growth and
       Income Portfolios........................................       0.40%
      High Yield Bond and Strategic Balanced Portfolios.........       0.50%
      Global Bond, Foreign Bond, Equity Income, Capital Appreci-
       ation and Mid-Cap Growth Portfolios......................       0.60%
      Emerging Markets Bond Portfolio...........................       0.65%
      Small-Cap Value Portfolio.................................       0.70%
                                                                  ADMINISTRATIVE
      PORTFOLIO                                                      FEE RATE
      ---------                                                   --------------
      Money Market Portfolio....................................       0.20%
      Global Bond and Foreign Bond Portfolios...................       0.30%
      Emerging Markets Bond Portfolio...........................       0.35%
      All other Portfolios......................................       0.25%

  The administrative fee covers most of the expenses of the Portfolios, in-cluding legal, audit, custody, transfer agency and certain other services, and is responsible for the costs of registration of the Trust's shares and the printing of prospectuses and shareholder reports for current shareholders or other appropriate parties.

  The Portfolios are responsible for bearing certain expenses associated with their operations that are not provided or procured by PIMCO. These expenses are not expected to have a material effect on the Portfolio expense ratios.

PORTFOLIO TRANSACTIONS

  The Advisers and Portfolio Managers have discretion to select the brokers and dealers with which it places orders for the purchase and sale of portfolio investments. In doing so, the Adviser or Portfolio Manager will seek the best price and execution of the Portfolios' orders. A Portfolio may pay higher com-mission rates than the lowest available when the Adviser or Portfolio Manager believes it is reasonable in light of the value of the brokerage and research services provided by the broker effecting the transaction.

  The Advisers and Portfolio Managers manage the Portfolios without regard generally to restrictions on portfolio turnover. The use of derivative instru-ments with relatively short maturities may tend to exaggerate the portfolio turnover rate for some of the Portfolios. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does in-volve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. A Portfolio with a higher rate of portfolio turnover will generally incur higher transaction costs.

  Some securities considered for investment by the Portfolios also may be ap-propriate for other clients served by the Advisers or Portfolio Managers. If a purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these clients served by the Adviser or Portfolio Manager is considered at or about the same time, transactions in such securi-ties will be allocated among the Portfolio and clients in a manner deemed fair and reasonable
                                                  October 1, 1998 Prospectus
by the Adviser or Portfolio Manager. The Adviser or Portfolio Manager may ag-gregate orders for the Portfolios with simultaneous transactions entered into on behalf of other clients of the Adviser or Portfolio Manager.

                              PURCHASE OF SHARES

  As of the date of this Prospectus, shares of the Portfolios are offered for purchase by Separate Accounts to serve as an investment medium for Variable Contracts issued by life insurance companies, and to qualified pension and re-tirement plans outside of the separate account context.

  While the Portfolios currently do not foresee any disadvantages to Variable Contract Owners if the Portfolios serve as an investment medium for both vari-able annuity contracts and variable life insurance policies, due to differ-ences in tax treatment or other considerations, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Portfolios served as an investment medium might at some time be in conflict. However, the Trust's Board of Trustees and each insurance company with a separate account allocating assets to the Portfolios are required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a con-flict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios, which might force the Portfolios to sell securities at disadvantageous prices.

  The Trust is "open for business" on each day the New York Stock Exchange (the "Exchange") is open for trading. A purchase order, together with payment in proper form, received before the close of regular trading on the Exchange (ordinarily 4:00 p.m., Eastern time) on a day the Trust is open for business will be effected at that day's net asset value. In order to facilitate effi-cient operation of the PIMCO StocksPLUS Growth and Income and Strategic Bal-anced Portfolios, the Trust requests that all purchase orders for these Port-folios be received before 3:00 p.m., Eastern time. An order received after the close of regular trading on the Exchange generally will be effected at the net asset value determined on the next business day.

  The Trust and its distributor each reserves the right, in its sole discre-tion, to suspend the offering of shares of the Portfolios or to reject any purchase order, in whole or in part, or to redeem shares, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust. The sale of shares will be suspended during any period in which the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC, when trading on the Exchange is re-stricted or during an emergency which makes it impracticable for the Portfo-lios to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protec-tion of investors. In the event that a Portfolio ceases offering its shares, any investments allocated to the Portfolio will, subject to any necessary reg-ulatory approvals, be invested in another Portfolio.

                             REDEMPTION OF SHARES

  Shares may be redeemed without charge on any day that the net asset value is calculated. All redemption orders are effected at the net asset value per share next determined after a redemption request is received. Payment for shares redeemed normally will be made within seven days.

  The Trust may suspend the right of redemption or postpone the payment date at times when the Exchange is closed, or during certain other periods as per-mitted under the federal securities laws. In consideration of the best inter-ests of the
  PIMCO Variable Insurance Trust
42
remaining shareholders, the Trust reserves the right to pay redemption pro-ceeds in whole or in part by a distribution in kind of securities held by a Portfolio in lieu of cash. It is highly unlikely that shares would ever be re-deemed in kind. If shares are redeemed in kind, however, the redeeming share-holder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

                                NET ASSET VALUE

  The net asset value per share of each Portfolio will be determined once on each day that the New York Stock Exchange (the "Exchange") is open as of the close of regular trading on the Exchange (ordinarily 4:00 p.m. Eastern time). Net asset value will not be determined on days on which the Exchange is closed for trading. Portfolios that invest in securities traded in foreign securities markets may trade such securities on days when the Exchange is not open, and the net asset value per share of these Portfolios may be affected signifi-cantly on days when investors do not have access to the Portfolios.

  For all Portfolios other than the PIMCO Money Market Portfolio, portfolio securities and other assets for which market quotations are readily available are stated at market value. Fixed income securities are normally valued on the basis of quotations obtained from brokers and dealers or pricing services. Short-term investments having a maturity of 60 days or less are valued at am-ortized cost, when the Board of Trustees determines that amortized cost is their fair value. Certain fixed income securities for which daily market quo-tations are not readily available may be valued, pursuant to guidelines estab-lished by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

  The PIMCO Money Market Portfolio's securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method pro-vides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

                                     TAXES

  Each Portfolio intends to qualify as a regulated investment company annually and to elect to be treated as a regulated investment company for federal in-come tax purposes. As such, a Portfolio generally will not pay federal income tax on the income and gains it pays as dividends to its shareholders. In order to avoid a 4% federal excise tax, each Portfolio intends to distribute each year substantially all of its net income and gains.

  The Portfolios also intend to comply with diversification requirements im-posed by regulations under Section 817(h) of the Internal Revenue Code, as amended. Compliance with these diversification rules generally will limit the ability of a Portfolio to invest greater than 55% of its total assets in di-rect obligations of the U.S. Treasury (or any other issuer), or to invest pri-marily in securities issued by a single agency or instrumentality of the U.S. Government.

  If a Portfolio fails to meet the diversification requirement under Section 817(h), income with respect to Variable Contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could be-come currently taxable to the owners of the Variable Contracts and income for prior periods with respect to such contracts
                                                  October 1, 1998 Prospectus
also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

  Please refer to the prospectus for the Separate Account and Variable Con-tract for information regarding the federal income tax treatment of distribu-tions to the Separate Account. See "Additional Information--Additional Tax In-formation" in the Portfolios' Statement of Additional Information for more in-formation on taxes.

                    RISK FACTORS AND SPECIAL CONSIDERATIONS

  A Portfolio's risk profile is largely defined by the Portfolio's principal securities and the investment practices that it uses. You can find a concise description of each Portfolio's risk profile in the section captioned "De-scription of Portfolios" in this Prospectus. As with any mutual fund, there is no guarantee that a Portfolio will earn income or show a positive total return over any period of time, and you could lose money by investing in the Portfo-lio.

  The Portfolios are permitted to use, within limits established by the Trust-ees and imposed by applicable laws, a wide variety of securities and invest-ment practices, each of which has certain risks and opportunities associated with it. To the extent that a Portfolio uses these securities or practices, its overall performance may be affected, either positively or negatively. The following pages describe certain of the securities in which the Portfolios may invest and certain of investment practices in which the Portfolios may engage, along with the risks associated with them. Additional information about these and other investments and investment practices may be found in the Statement of Additional Information, which you may obtain free of charge by calling
(888) 746-2688.

U.S. GOVERNMENT SECURITIES

  U.S. Government securities are obligations of and, in certain cases, guaran-teed by, the U.S. Government, its agencies or instrumentalities. The U.S. Gov-ernment does not guarantee the net asset value of the Portfolios' shares. U.S. Government securities may include zero coupon securities, which do not dis-tribute interest on a current basis and tend to be subject to greater market risk than interest-paying securities of similar maturities.

CORPORATE DEBT SECURITIES

  The rate of interest paid on a corporate debt security may be fixed, float-ing or variable, and may vary inversely with respect to a reference rate. See "Variable and Floating Rate Securities" below. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Investments in corporate debt securities that are rated below investment grade are described below in "High Yield Securities ("Junk Bonds")." See also, "Ap-pendix B--Description of Securities Ratings."

CONVERTIBLE SECURITIES AND EQUITY SECURITIES

  A convertible security is a fixed income security that may be converted into a prescribed amount of common stock at a specified formula. The price of the convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of the conversion feature. A Portfolio may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock, or sell it to a third party, which could have an adverse effect on a Portfolio's ability to achieve its investment objective.

  Although the Fixed Income Portfolios intend to invest primarily in fixed in-come securities, each may invest in convertible securities or equity securi-ties. While some countries or companies may be regarded as favorable invest-ments,
  PIMCO Variable Insurance Trust
44
pure fixed income opportunities may be unattractive or limited due to insuffi-cient supply, or legal or technical restrictions. In such cases, a Portfolio may consider equity securities or convertible securities to gain exposure to such investments.

VARIABLE AND FLOATING RATE SECURITIES

  Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each of the Fixed Income Portfolios may invest in floating rate debt instruments ("floaters") and (except for the PIMCO Money Market Portfolio) engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate, and resets periodically. While variable and floating rate securities provide a Portfolio with a certain degree of protection against rises in interest rates, a Portfolio will partic-ipate in any declines in interest rates as well.

INFLATION-INDEXED BONDS

  Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing principal value, which has been adjusted for inflation. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

  Each of the Fixed Income Portfolios (except the PIMCO Money Market Portfo-lio) and the Strategic Balanced and StocksPLUS Growth and Income Portfolios may invest all of its assets in mortgage- or other asset-backed securities. The value of some mortgage- or asset-backed securities in which the Portfolios invest may be particularly sensitive to changes in prevailing interest rates, and, like other fixed income investments, the ability of a Portfolio to suc-cessfully use these instruments may depend in part upon the ability of the Ad-viser to forecast interest rates and other economic factors correctly.

  Mortgage Pass-Through Securities represent interests in "pools" of mortgage loans secured by residential or commercial real property. Early repayment of principal on some mortgage-related securities may expose a Portfolio to a lower rate of return upon reinvestment of principal. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security.

  Commercial Mortgage-Backed Securities include securities that reflect an in-terest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities re-flect the risks of investing in the real estate securing the underlying mort-gage loans. These risks reflect the effects of local and other economic condi-tions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mort-gage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities.
                                                  October 1, 1998 Prospectus

  Mortgage-Related Securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

  Other Asset-Backed Securities. The Portfolios may invest in other asset-backed securities that have been or may be offered to investors. For a discus-sion of the characteristics of some of these instruments, see the Statement of Additional Information.

FOREIGN SECURITIES

  Each of the Fixed Income Portfolios (except the PIMCO Long-Term U.S. Govern-ment Portfolio) may invest directly in fixed income securities of non-U.S. is-suers. The PIMCO Money Market and High Yield Bond Portfolios may only invest in U.S. dollar-denominated fixed income securities of non-U.S. issuers. The PIMCO StocksPLUS Growth and Income Portfolio may invest directly in foreign equity securities.

  The PIMCO Equity Income, Capital Appreciation, Mid-Cap Growth, and Small-Cap Value Portfolios may invest in American Depositary Receipts ("ADRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and represent-ing the deposit with the bank of a security of a foreign issuer, and are pub-licly traded on exchanges or over-the-counter in the United States.

  Investing in the securities of issuers in any foreign country involves spe-cial risks and considerations not typically associated with investing in U.S. companies. These risks include: differences in accounting, auditing and finan-cial reporting standards; generally higher commission rates on foreign portfo-lio transactions; the possibility of nationalization, expropriation or confis-catory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a coun-try); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities de-nominated or quoted in currencies other than the U.S. dollar.

  Certain of the Portfolios, and particularly the PIMCO Emerging Markets Bond Portfolio, may invest in the securities of issuers based in countries with de-veloping economies. Investing in developing (or "emerging market") countries involves certain risks not typically associated with investing in U.S. securi-ties, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks are detailed in the Statement of Ad-ditional Information.

FOREIGN CURRENCY TRANSACTIONS

  Foreign currency exchange rates may fluctuate significantly over short peri-ods of time. All Portfolios that may invest in securities denominated in for-eign currencies may buy and sell foreign currencies on a spot and forward ba-sis to reduce the risks of adverse changes in foreign exchange rates. A for-ward foreign currency exchange contract reduces a Portfolio's exposure to changes in the value of the currency it will deliver and increases its expo-sure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency would limit any potential gain which might be real-ized by a Portfolio if the value of the hedged currency increases. A Portfolio may enter into these contracts for the purpose of hedging against foreign ex-change risk arising from the Portfolio's investment or anticipated investment in securities
  PIMCO Variable Insurance Trust
46
denominated in foreign currencies. A Portfolio also may enter into these con-tracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

  All Portfolios that may invest in securities denominated in foreign curren-cies may invest in options on foreign currencies and foreign currency futures and options thereon. The Portfolios also may invest in foreign currency ex-change-related securities, such as foreign currency warrants and other instru-ments whose return is linked to foreign currency exchange rates. Each Portfo-lio that may invest in securities denominated in foreign currencies, except the PIMCO Global Bond and Emerging Markets Bond Portfolios, will use these techniques to hedge at least 75% of its exposure to foreign currency. For a description of these instruments, see "Derivative Instruments" below and the Statement of Additional Information.

HIGH YIELD SECURITIES ("JUNK BONDS")

  Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated fixed income securities. High yield securities may be regarded as predominately speculative with re-spect to the issuer's continuing ability to meet principal and interest pay-ments. For more information, see "Appendix B--Description of Securities Rat-ings." Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities.

  High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to inter-est rate changes than more highly rated investments, but more sensitive to ad-verse economic downturns or individual corporate developments. If the issuer of high yield securities defaults, a Portfolio may incur additional expenses to seek recovery.

  The secondary markets on which high yield securities are traded may be less liquid than the market for higher grade securities, which may adversely affect and cause large fluctuations in the daily net asset value of a Portfolio's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield se-curities, especially in a thinly traded market.

  PIMCO seeks to minimize the risks of investing in high yield securities through diversification, in-depth credit analysis and attention to current de-velopments in interest rates and market conditions.

DERIVATIVE INSTRUMENTS

  To the extent permitted by the investment objectives and policies of the Portfolios, the Portfolios (except the PIMCO Money Market Portfolio) may pur-chase and write call and put options on securities, securities indexes and foreign currencies, and enter into futures contracts and use options on futures contracts. The Portfolios also may enter into swap agreements with re-spect to foreign currencies, interest rates, and securities indexes. The Port-folios may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or as part of their over-all investment strategies.

  The Fixed Income Portfolios (except the PIMCO Money Market Portfolio) and the PIMCO Strategic Balanced and StocksPLUS Growth and Income Portfolios may invest all of their assets in derivative instruments, subject only to the Portfolio's investment objective and policies and any restrictions imposed by applicable law. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related in-vestments. While some strategies involving derivative
                                                  October 1, 1998 Prospectus
instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be fa-vorable, or the possible need to sell a portfolio security at a disadvanta-geous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instru-ments, and the possible inability of a Portfolio to close out or to liquidate its derivatives positions. The value of some derivative instruments in which the Portfolios invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Portfolios, the ability of a Portfolio to successfully use these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic fac-tors correctly. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Portfolios could be exposed to the risk of loss.

SMALL AND MEDIUM CAPITALIZATION STOCKS

  The PIMCO Equity Income, Capital Appreciation, Mid-Cap Growth, and Small-Cap Value Portfolios may invest in small or medium capitalization stocks. General-ly, small market capitalization is considered to be less than $1.5 billion and large market capitalization is considered to be more than $5 billion. Under normal market conditions, the Small-Cap Value Portfolio will invest primarily in companies with market capitalizations of $1 billion or less. Investments in smaller, less seasoned companies may involve greater risks than customarily are associated with more established companies. The securities of smaller com-panies may be subject to abrupt or erratic market movements, and their securi-ties may have limited liquidity. A Portfolio may have to sell portfolio secu-rities at disadvantageous times and prices if redemptions require the Portfo-lio to liquidate its securities positions.

  Many of the Portfolios may also invest in stocks of companies with medium market capitalizations. Generally, issuers with market capitalizations within the range of $100 million to $5 billion may be regarded as being issuers with medium market capitalizations. Such investments share some of the risk charac-teristics of investments in stocks of companies with small market capitaliza-tions described above, although their stocks tend to be more liquid and less volatile than those of smaller capitalization issuers.

CATASTROPHE BONDS

  Each of the Fixed Income Portfolios (except the PIMCO Money Market Portfo-lio) and the PIMCO StockPLUS Growth and Income Portfolio may invest in "catas-trophe bonds." Catastrophe bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occur-rence of a specific "trigger" event, such as a hurricane or an earthquake. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Portfolio investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Portfolio will recover its principal plus interest. Catas-trophe bonds may also expose the Portfolio to certain unanticipated risks in-cluding but not limited to issuer (credit) default, adverse regulatory or ju-risdictional interpretation, and adverse tax consequences.

TEMPORARY DEFENSIVE POSITIONS

  For temporary, defensive or emergency purposes, the Fixed Income Portfolios and the PIMCO Strategic Balanced and StocksPLUS Growth and Income Portfolios may invest without limit in U.S. debt securities, including short-term money market securities, when in the opinion of PIMCO it is appropriate to do so. It is impossible to predict for how long such alternative strategies will be uti-lized.
  PIMCO Variable Insurance Trust
48

  The PIMCO Equity Income, Capital Appreciation, Mid-Cap Growth, and Small-Cap Value Portfolios may temporarily not be invested primarily in equity securi-ties immediately following the commencement of operations or after receipt of significant new monies. While attempting to identify suitable investments, the Portfolios may hold assets in cash, short-term U.S. Government securities, and other money market instruments.

ILLIQUID SECURITIES

  The Portfolios may invest up to 15% of their net assets in illiquid securi-ties (10% in the case of the PIMCO Money Market Portfolio). "Illiquid Securi-ties" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Portfolio has valued the securities. The Adviser or Portfolio Manager may be subject to significant delays in disposing of illiquid securities and may not be able to dispose of these securities at the desired time and price. Transactions in illiquid securities may entail additional registration ex-penses and other transaction costs.

SERVICE SYSTEMS--YEAR 2000 PROBLEM

  Many of the services provided to the Portfolios depend on the smooth func-tioning of computer systems. Many systems in use today cannot distinguish be-tween the year 1900 and the year 2000. Should any of the service systems fail to process information properly, that could have an adverse impact on the Portfolios' operations and services provided to shareholders. PIMCO, PIMCO Ad-visors, Custodian, and certain other service providers to the Portfolios have reported that each is working toward mitigating the risks associated with the so-called "year 2000 problem." However, there can be no assurance that the problem will be corrected in all respects and that the Portfolios' operations and services provided to shareholders will not be adversely effected, nor can there be any assurance that the year 2000 problem will not have an adverse ef-fect on the entities whose securities are held by the Portfolios or on domes-tic or global markets or economies, generally.

                                                  October 1, 1998 Prospectus

                             FINANCIAL HIGHLIGHTS

  This financial highlight table is intended to help you understand the Port-folios' financial performance for the period of their operations. Information is presented for each Portfolio that had investment operations during the re-porting period. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an in-vestor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information, which is unaudited, is included in the Trust's Semiannual Report, which is available upon request.



SELECTED PER SHARE DATA   TOTAL RETURN  HIGH YIELD
FOR THE PERIOD ENDED:        BOND         BOND               STOCKSPLUS GROWTH
JUNE 30, 1998             PORTFOLIO(a)  PORTFOLIO(a)(b)  AND INCOME PORTFOLIO(a)(c)
(UNAUDITED)               ------------  ---------------- ---------------------------
Net asset value,
 beginning of period....     $10.00        $ 10.00                $10.00
Income from Investment
 Operations
Net investment income...       0.25           0.12                  0.15
Net gains or losses on
 securities (both
 realized and
 unrealized)............       0.05          (0.02)                 1.55
Total from investment
 operations.............       0.30           0.10                  1.70
Less Distributions
Dividends (from net
 investment income).....      (0.25)         (0.12)                (0.10)
Distributions (from
 capital gains).........       0.00           0.00                  0.00
Total distributions.....      (0.25)         (0.12)                (0.10)
Net asset value, end of
 period.................     $10.05        $  9.98                $11.60
Total return (%)........       3.02           1.01                 17.01
Ratios/Supplemental Data
Net assets, end of
 period (000's).........     $3,090        $15,980                $8,070
Ratio of expenses to
 average net assets
 (%)....................       0.78*          1.08*                 0.66*
Ratio of net investment
 income to average net
 assets (%).............       5.02*          7.13*                 5.09*
Portfolio turnover rate
 (%)....................       0.00           7.40                 45.51

*Annualized

(a) Per share information is for a capital share outstanding for the period from December 31, 1997 (initial public offering) through June 30, 1998.


(b) Commenced operations on April 30, 1998.

(c) Commenced operations on December 31, 1997.

  PIMCO Variable Insurance Trust
50

                               OTHER INFORMATION

PORTFOLIO NAMES

  Each of the Fixed Income Portfolios (other than the PIMCO Money Market Port-folio) considers the various types of debt or fixed income securities in which it invests, as specifically described in this Prospectus, to be "bonds" as referenced in that Portfolio's name. The use of this name is not meant to re-strict a Portfolio's investment to the narrow category of debt securities that are formally called "bonds."

TOTAL RETURN AND REAL RETURN

  The "total return" sought by certain of the Portfolios will consist of in-terest and dividends from underlying securities, capital appreciation re-flected in unrealized increases in value of portfolio securities, or realized from the purchase and sale of securities and use of futures and options, or gains from favorable changes in foreign currency exchange rates. Generally, over the long term, the total return obtained by a portfolio investing primar-ily in fixed income securities is not expected to be as great as that obtained by a portfolio that invests primarily in equity securities. At the same time, the market risk and price volatility of a fixed income portfolio is expected to be less than that of an equity portfolio, so that a fixed income portfolio is generally considered to be a more conservative investment. The change in market value of fixed income securities (and therefore their capital apprecia-tion or depreciation) is largely a function of changes in the current level of interest rates. Generally, when interest rates are falling, a portfolio with a shorter duration will not generate as high a level of total return as a port-folio with a longer duration. See "Appendix A--Description of Duration." Con-versely, when interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. When interest rates are flat, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term inter-est rates are higher than short-term rates, which is commonly the case). With respect to the composition of any fixed income portfolio, the longer the dura-tion of the portfolio, the greater the anticipated potential for total return, with, however, greater attendant market risk and price volatility than for a portfolio with a shorter duration. The market value of fixed income securities denominated in currencies other than the U.S. dollar also may be affected by movements in foreign currency exchange rates.

  The change in market value of equity securities (and therefore their capital appreciation or depreciation) may depend upon a number of factors, including: conditions in the securities markets, the business success of the security's issuer, changing interest rates, real or perceived economic and competitive industry conditions, and foreign currency exchange rates. Historically, the total return performance of equity-oriented portfolios has generally been greater over the long term than fixed income portfolios. However, the market risk and price volatility of an equity portfolio is generally greater than that of a fixed income portfolio, and is generally considered to be a more ag-gressive investment.

  "Real Return," or "Inflation Adjusted Return," as referenced in the name and investment objective of the PIMCO Real Return Bond Portfolio, is a measure of the change in purchasing power of money invested in a particular instrument after adjusting for inflation. An investment in a security generating a high nominal return (such as a typical U.S. Government Treasury bond) may not gen-erate a high real return once inflation is considered. For example, an instru-ment generating a 9% nominal return at a time when inflation is 6% has a real return of approximately 3%; that is, the purchasing power of the money in-vested in that instrument would only increase by approximately 3%. On the other hand, an inflation-indexed instrument generating a 5% real return would generate a 5% increase in purchasing power regardless of the rate of infla-tion. As stated above, the investment objective of the Portfolio is to seek to achieve maximum real return. The total return (not adjusted for inflation) at-tained by this Portfolio may be less than the total return attained by other of the PIMCO Funds that do not invest primarily in inflation-indexed securi-ties. In the case of
                                                  October 1, 1998 Prospectus
inflation-indexed bonds, changes in market value are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In con-trast, if nominal interest rates increase at a faster rate than inflation, real interest rates might increase, leading to a decrease in value of infla-tion-indexed bonds.

PERFORMANCE INFORMATION OF SIMILAR FUNDS

  The following table provides information concerning the historical total re-turn performance of the Institutional Class shares of certain series of PIMCO
Funds: Pacific Investment Management Series ("PIMS") and PIMCO Funds: Multi-Manager Series ("MMS"). Each PIMS and MMS series has investment objectives, policies and risks substantially similar to those of its respective Portfolio and is currently managed by the same portfolio manager. While the investment objectives and policies of each PIMS or MMS series and its respective Portfo-lio are similar, they are not identical and the performance of the PIMS or MMS series and the Portfolio will vary. The data is provided to illustrate the past performance of the respective Adviser or Portfolio Manager in managing a substantially similar investment portfolio and does not represent the past performance of any of the Portfolios or the future performance of any Portfo-lio or its portfolio manager. Consequently, potential investors should not consider this performance data as an indication of the future performance of any Portfolio or of its portfolio manager.

  The performance data shown below reflects the operating expenses of each PIMS or MMS series, which for all series except the PIMCO StocksPLUS Fund are lower than the expenses of the corresponding Portfolio. Performance would have been lower for those series if the Portfolios' expenses were used. In addi-tion, the PIMS and MMS series, unlike the Portfolios, are not sold to Separate Accounts to fund Variable Contracts. As a result, the performance results pre-sented below do not take into account charges or deductions against a Separate Account or Variable Contract for cost of insurance charges, premium loads, ad-ministrative fees, maintenance fees, premium taxes, mortality and expense risk charges, or other charges that may be incurred under a Variable Contract for which the Portfolio serves as an underlying investment vehicle. By contrast, Variable Contract Owners with contract value allocated to the Portfolios will be subject to charges and expenses relating to the Variable Contracts and Sep-arate Accounts.

  Each PIMS and MMS series' performance data shown below is calculated in ac-cordance with standards prescribed by the SEC for the calculation of average annual total return information. The investment results of the PIMS and MMS series presented below are unaudited and are not intended to predict or sug-gest results that might be experienced by the PIMS series or the Portfolios. Share prices and investment returns will fluctuate reflecting market condi-tions, as well as changes in company-specific fundamentals of portfolio secu-rities. The performance data for the benchmark indices identified below does not reflect the fees or expenses of the PIMS or MMS series or the Portfolios.
  PIMCO Variable Insurance Trust
52

         AVERAGE ANNUAL TOTAL RETURN FOR SIMILAR SERIES OF PIMS OR MMS

        AND FOR BENCHMARK INDICES FOR PERIODS ENDED AUGUST 31, 1998

                                             1      3     5     SINCE   INCEPTION
PIMS OR MMS SERIES FUND / BENCHMARK         YEAR  YEARS YEARS INCEPTION   DATE
-----------------------------------        ------ ----- ----- --------- ---------
PIMCO MONEY MARKET FUND/1/................   5.38  5.46  5.02    4.68     3/1/91
 Lipper Money Market/2/...................   5.20  5.13  4.75
PIMCO SHORT-TERM BOND FUND................   5.85  6.99  6.17    6.54    10/7/87
 Lipper Money Market/2/...................   5.20  5.13  4.75
PIMCO LOW DURATION BOND FUND..............   6.75  7.50  6.50    8.19    5/11/87
 Merrill Lynch 1-3 yr. Treasury/3/........   7.37  6.53  5.74
PIMCO REAL RETURN BOND FUND...............   4.38   N/A   N/A    4.39    1/29/97
 Lehman Inflation Linked Treasury/4/......   3.80   N/A   N/A
PIMCO TOTAL RETURN BOND FUND..............  11.03  9.38  7.41    9.87    5/11/87
 Lehman Aggregate Bond/5/.................  10.57  8.19  6.78
PIMCO HIGH YIELD BOND FUND................   5.50 10.77 10.71   11.76   12/16/92
 Lehman BB Int. Corporate/6/..............   5.43  9.08  8.95
LONG-TERM U.S. GOVERNMENT FUND............  21.04 12.30  9.14   13.37     7/1/91
 Lehman Aggregate Bond/5/.................  19.65 11.04  8.16
PIMCO GLOBAL BOND FUND/7/.................   6.00  7.41   N/A    7.80   11/23/93
 J. P. Morgan Global (Unhedged)/8/........   9.62  5.99   N/A
PIMCO FOREIGN BOND FUND/9/................  10.38 14.63 10.26   11.19    12/3/92
 J. P. Morgan Non-U.S. (Hedged)/10/.......  13.51 12.84  9.75
PIMCO STRATEGIC BALANCED FUND.............   7.49   N/A   N/A   16.04    6/28/96
 Lipper Balanced Index/11/................   4.33   N/A   N/A
PIMCO STOCKSPLUS FUND.....................   6.01 21.29 18.78   19.10    5/14/93
 S & P 500/12/............................   8.09 21.76 18.25
PIMCO EQUITY INCOME FUND..................  -2.76 15.36 13.04   14.17     3/8/91
 S & P 500/12/............................   8.09 21.76 18.25
PIMCO CAPITAL APPRECIATION FUND...........   1.34 18.47 16.68   16.97     3/8/91
 S & P 500/12/............................   8.09 21.76 18.25
PIMCO MID-CAP GROWTH FUND.................  -7.71 13.17 14.13   15.26    8/26/91
 S & P 400 Mid-Cap Index/13/..............  -9.38 11.65 11.91
PIMCO SMALL-CAP VALUE FUND................ -13.70 11.91 11.37   13.28    10/1/91
 Russell 2000 Small Stock Index/14/....... -19.41  4.82  8.06

--------
(Footnotes on following page)

                                                  October 1, 1998 Prospectus

 /1/Prior to November 1, 1995, the Money Market Fund was managed by a differ-ent portfolio manager.

 /2/The Lipper Money Market Index consists of the performance returns of the 30 largest Money Market Funds equally weighted as compiled by Lipper Analytical Services, Inc. The Index reflects performance which is net of fees charged by each respective Fund in the index and assumes reinvestment of dividends and capital gain distributions, if any.

 /3/The Merrill Lynch 1-3 Year Treasury Index consists of all public U.S.
    Treasury obligations having maturities from one to 2.99 years. The Index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

 /4/The Lehman Brothers Inflation Linked Treasury Index is an unmanaged market index consisting of the U.S. Treasury Inflation Protected Securities ("TIPS") universe. The Index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

 /5/The Lehman Brothers Aggregate Bond Index consists of the Lehman Brothers
    Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index, and the Lehman Brothers Asset-Backed Securities Index. The Government/Corporate Bond Index consists of the Lehman Brothers Government Bond Index and the Lehman Brothers Corporate Bond Index. The Government Bond Index includes all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues), its agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government. The Corporate Bond Index includes all publicly issued, fixed rate, non-convertible investment grade U.S. dollar denominated corporate debt registered with the SEC; it also includes debt issued or guaranteed by foreign sovereign governments, municipalities, and governmental or international agencies. The Mortgage-Backed Securities Index consists of 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association (excluding buydowns, manufactured homes and graduated equity mortgages). The Asset-Backed Securities Index consists of credit card, auto and home equity loans (excluding subordinated tranches) with an average life of one year. Each Index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

 /6/The Lehman Brothers BB Intermediate Corporate Index is an unmanaged market index comprised of various fixed income securities rated BB. The Index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

 /7/Prior to July 13, 1995, the Global Bond Fund was managed by a different portfolio manager.

 /8/The J.P. Morgan Global Index (Unhedged) is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. The Index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

 /9/Prior to July 13, 1995, the Foreign Bond Fund was managed by a different portfolio manager.

/10/The J.P. Morgan Non-U.S. Index (Hedged) is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. The Index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

/11/The Lipper Balanced Index consists of the performance returns of the 30 largest Balanced Funds equally weighted as compiled by Lipper Analytical Services, Inc. The Index reflects performance which is net of fees charged by each respective Fund in the index and assumes reinvestment of dividends and capital gain distributions, if any.

/12/The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects income and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

/13/The S&P 400 Mid-Cap Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 400 stocks of companies whose capitalization range from $100 million to over $5 billion and which represent a wide range of industries. The Index reflects income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

/14/The Russell 2000 Small Stock Index is an unmanaged index of the 2000 smallest securities in the Russell 3000 Index, representing approximately 7% of the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the U.S. equity market by capitalization. The Index reflects income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

  PIMCO Variable Insurance Trust
54

                                  APPENDIX A

                            DESCRIPTION OF DURATION

  Duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept of "term to maturi-ty." Traditionally, a fixed income security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a fixed income secu-rity provides its final payment, taking no account of the pattern of the security's payments before maturity. In contrast, duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration management is one of the fundamental tools used by the Adviser.

  Duration is a measure of the expected life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring before the payment of principal, duration is always less than maturity. In general, all other things being equal, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

  Futures, options and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions (backed by a segregated account of cash and cash equivalents) will lengthen a Portfolio's duration by approxi-mately the same amount that holding an equivalent amount of the underlying se-curities would.

  Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

  There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. For inflation-indexed bonds, duration is calculated on the basis of modified real duration, which measures price changes of infla-tion-indexed bonds on the basis of changes in real, rather than nominal, in-terest rates. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. Finally, the duration of a fixed income security may vary over time in response to changes in interest rates and other market factors. In these and other similar situations, the Adviser will use more sophisticated analytical techniques that incorporate the anticipated economic life of a se-curity into the determination of its interest rate exposure.

                                                  October 1, 1998 Prospectus A-1

                                  APPENDIX B

                       DESCRIPTION OF SECURITIES RATINGS

  Certain of the Portfolios make use of average portfolio credit quality stan-dards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Portfolio's overall dollar-weighted average quality, unrated securities are treated as if rated, based on the Adviser's view of their comparability to rated securities. A Portfolio's use of average quality criteria is intended to be a guide for those institu-tional investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rat-ing for a Portfolio does not mean that all securities held by the Portfolio will be rated in that category or higher. A Portfolio's investments may range in quality from securities rated in the lowest category in which the Portfolio is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by the Adviser to be of compara-ble quality). The percentage of a Portfolio's assets invested in securities in a particular rating category will vary. Following is a description of Moody's and S&P's ratings applicable to fixed income securities.

MOODY'S INVESTORS SERVICE, INC.

  CORPORATE AND MUNICIPAL BOND RATINGS

  Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa: Bonds which are rated Aa are judged to be of high quality by all stan-dards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protec-tive elements may be of greater amplitude or there may be other elements pres-ent that make the long-term risks appear somewhat larger than with Aaa securi-ties.

  A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving secu-rity to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

  Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest pay-ments and principal security appear adequate for the present but certain pro-tective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteris-tics and in fact have speculative characteristics as well.

  Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position char-acterizes bonds in this class.

  B: Bonds which are rated B generally lack characteristics of a desirable in-vestment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                                  October 1, 1998 Prospectus B-1

  Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcom-ings.

  C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 in-dicates that the issue ranks in the lower end of its generic rating category.

  CORPORATE SHORT-TERM DEBT RATINGS

  Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as let-ters of credit and bonds of indemnity are excluded unless explicitly rated.

  Moody's employs the following three designations, all judged to be invest-ment grade, to indicate the relative repayment ability of rated issuers:

  PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reli-ance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-estab-lished access to a range of financial markets and assured sources of alternate liquidity.

  PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will nor-mally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an accept-able ability for repayment of senior short-term obligations. The effect of in-dustry characteristics and market compositions may be more pronounced. Vari-ability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial lever-age. Adequate alternate liquidity is maintained.

  NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rat-ing categories.

STANDARD & POOR'S RATINGS SERVICES

  CORPORATE AND MUNICIPAL BOND RATINGS

  Investment Grade

  AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

B-2  PIMCO Variable Insurance Trust

  AA: Debt rated AA has a very strong capacity to pay interest and repay prin-cipal and differs from the highest rated issues only in small degree.

  A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  BBB: Debt rated BBB is regarded as having an adequate capacity to pay inter-est and repay principal. Whereas it normally exhibits adequate protection pa-rameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

  Speculative Grade

  Debt rated BB, B, CCC, CC, and C is regarded as having predominantly specu-lative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse con-ditions.

  BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to in-adequate capacity to meet timely interest and principal payments. The BB rat-ing category also is used for debt subordinated to senior debt that is as-signed an actual or implied BBB- rating.

  B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

  CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or im-plied B or B- rating.

  CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

  C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

  CI: The rating CI is reserved for income bonds on which no interest is being paid.

  D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopar-dized.

                                                  October 1, 1998 Prospectus B-3

  Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the ad-dition of a plus or minus sign to show relative standing within the major rat-ing categories.

  Provisional ratings: The letter "p" indicates that the rating is provision-al. A provisional rating assumes the successful completion of the project be-ing financed by the debt being rated and indicates that payment of debt serv-ice requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality after completion of the project, makes no comment on the like-lihood of, or the risk of default upon failure of, such completion. The in-vestor should exercise his own judgment with respect to such likelihood and risk.

  r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variabil-ity in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

  The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

  N.R.: Not rated.

  Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into ac-count currency exchange and related uncertainties.

  COMMERCIAL PAPER RATING DEFINITIONS

  A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

    A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

    A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

    A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B: Issues rated B are regarded as having only speculative capacity for timely payment.

    C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

    D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

  A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information fur-nished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

B-4  PIMCO Variable Insurance Trust

                                                                [LOGO OF PIMCO]


PIMCO
VARIABLE
INSURANCE
TRUST



FOR MORE INFORMATION

Two documents are or will be made available that offer further information on the Portfolios of PIMCO Variable Insurance Trust:

Annual/Semi-Annual Reports to Shareholders. The Trust's annual reports will include a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year. The Trust has not yet issued an annual report.

Statement of Additional Information (SAI). The SAI contains additional infor-mation about the Portfolios. A current SAI has been filed with the Securities and Exchange Commission, and is incorporated into this Prospectus by refer-ence.

To request a free copy of these documents or to make inquiries about the Port-folios, please write or call:

PIMCO Variable Insurance Trust

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660
Telephone: (888) 746-2688

Information about the Trust (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Trust are available on the Commission's Internet site at http://www.sec.gov, and copies of that information may be obtained, upon pay-ment of a duplicating fee, by writing the Public Reference Section of the Com-mission, Washington, D.C. 20549-6009.

                                                                     PROSPECTUS

-------------------------------------------------------------------------------
    SEC File No. 811-8399                                   October 1, 1998

                        PIMCO Variable Insurance Trust

                      Statement of Additional Information


  PIMCO Variable Insurance Trust (the "Trust") is an open-end management investment company ("mutual fund") currently consisting of sixteen separate investment portfolios (the "Portfolios"): the PIMCO Money Market Portfolio; the PIMCO Short-Term Bond Portfolio; the PIMCO Low Duration Bond Portfolio; the PIMCO Real Return Bond Portfolio; the PIMCO High Yield Bond Portfolio; the PIMCO Total Return Bond Portfolio; the PIMCO Long-Term U.S. Government Bond Portfolio; the PIMCO Global Bond Portfolio; the PIMCO Foreign Bond Portfolio; the PIMCO Emerging Markets Bond Portfolio (together, the "Fixed Income Portfolios"); the PIMCO Strategic Balanced Portfolio; the PIMCO Equity Income Portfolio; the PIMCO Capital Appreciation Portfolio; the PIMCO Mid-Cap Growth Portfolio; the PIMCO Small-Cap Value Portfolio; and the PIMCO StocksPLUS Growth and Income Portfolio.



  Pacific Investment Management Company ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, is investment adviser to the Fixed Income Portfolios and to the PIMCO Strategic Balanced and StocksPLUS Growth and Income Portfolios. PIMCO is a subsidiary partnership of PIMCO Advisors L.P. ("PIMCO Advisors"). PIMCO Advisors, 800 Newport Center Drive, Newport Beach, California 92660, serves as investment adviser to the PIMCO Equity Income, Capital Appreciation, Mid-Cap Growth, and Small-Cap Value Portfolios. For each of the Portfolios for which PIMCO Advisors serves as investment adviser, PIMCO Advisors has engaged its affiliates to serve as Portfolio Managers. These affiliated Portfolio Managers, each of which is a subsidiary partnership of PIMCO Advisors, are Cadence Capital Management ("Cadence"), and NFJ Investment Group ("NFJ") (the "Portfolio Managers"). The term "Adviser" is used herein to refer generally to PIMCO, PIMCO Advisors and/or the Portfolio Managers.


  Shares of the Portfolios are currently sold to segregated asset accounts ("Separate Accounts") of insurance companies to serve as an investment medium for variable annuity contracts and variable life insurance policies ("Variable Contracts"). The Separate Accounts invest in shares of the Portfolios in accordance with allocation instructions received from owners of the Variable Contracts ("Variable Contract Owners"). Shares of the Portfolios also may be sold to qualified pension and retirement plans outside the separate account context.


  This Statement of Additional Information is not a Prospectus, and should be used in conjunction with a Prospectus for the Trust. The Portfolios' shares are offered through a Prospectus dated October 1, 1998 (the "Prospectus"). A copy of the Prospectus may be obtained free of charge at the address and telephone number listed below.

  PIMCO Variable Insurance Trust
  840 Newport Center Drive, Suite 300
  Newport Beach, California 92660
  Telephone: (888) 746-2688


  The Trust's most recent Semi-Annual Report to shareholders, and the financial statements appearing in the Semi-Annual Report, are incorporated by reference into this Statement of Additional Information. A copy of the Semi-Annual Report may be obtained free of charge at the address and telephone number listed above.


    October 1, 1998

                               TABLE OF CONTENTS

                                                                            Page

DESCRIPTION OF THE TRUST.....................................................  1

INVESTMENT OBJECTIVES AND POLICIES...........................................  1

     U.S. Government Securities..............................................  1
     Borrowing...............................................................  1
     Corporate Debt Securities...............................................  2
     Participation on Creditors Committees...................................  3
     Variable and Floating Rate Securities...................................  3
     Inflation-Indexed Bonds.................................................  4
     Mortgage-Related and Other Asset-Backed Securities......................  5
     Foreign Securities...................................................... 10
     Foreign Currency Transactions........................................... 12
     Foreign Currency Exchange-Related Securities............................ 14
     Bank Obligations........................................................ 15
     Loan Participations..................................................... 16

     Delayed Funding Loans and Revolving Credit Facilities................... 17

     Short Sales............................................................. 18
     Repurchase Agreements................................................... 18
     Reverse Repurchase Agreements, Dollar Rolls and Sale-Buybacks........... 19
     Loans of Portfolio Securities........................................... 20
     When-Issued, Delayed Delivery, and Forward Commitment Transactions...... 20
     Derivative Instruments.................................................. 20
     Warrants to Purchase Securities......................................... 28
     Hybrid Instruments...................................................... 28
     Investment in Investment Companies...................................... 29
     Illiquid Securities..................................................... 29

INVESTMENT RESTRICTIONS...................................................... 30

     Fundamental Investment Restrictions..................................... 30
     Non-Fundamental Investment Restrictions................................. 31

MANAGEMENT OF THE TRUST...................................................... 32

     Trustees and Officers................................................... 32
     Compensation Table...................................................... 34
     Investment Adviser...................................................... 34
     Administrator........................................................... 36

DISTRIBUTION OF TRUST SHARES................................................. 37

     Distributor............................................................. 37
     Purchases and Redemptions............................................... 38

PORTFOLIO TRANSACTIONS AND BROKERAGE......................................... 38

     Investment Decisions.................................................... 38
     Brokerage and Research Services......................................... 38
     Portfolio Turnover...................................................... 39

NET ASSET VALUE.............................................................. 40

TAXATION..................................................................... 41

     Distributions........................................................... 42
     Sales of Shares......................................................... 42
     Options, Futures and Forward Contracts, and Swap Agreements............. 43
     Passive Foreign Investment Companies.................................... 43
     Foreign Currency Transactions........................................... 44
     Foreign Taxation........................................................ 44
     Original Issue Discount................................................. 45
     Other Taxation.......................................................... 46

OTHER INFORMATION............................................................ 46

     Capitalization.......................................................... 46
     Performance Information................................................. 47
     Voting Rights........................................................... 55

     Custodian............................................................... 55

     Independent Accountants................................................. 55
     Counsel................................................................. 55
     Registration Statement.................................................. 55
     Financial Statements.................................................... 56

                            DESCRIPTION OF THE TRUST

     The Trust is a Delaware business trust established under a Trust Instrument dated October 3, 1997. The Trust is an open-end investment company comprised of separate portfolios, each of which is treated as a separate portfolio. Each Portfolio (except the PIMCO Real Return Bond, Global Bond, Foreign Bond, and Emerging Markets Bond Portfolios) is diversified, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer.

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and general investment policies of each Portfolio are described in the Prospectus. Additional information concerning the characteristics of certain of the Portfolios' investments is set forth below.

U.S. Government Securities

     U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolios' shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater market risk than interest-paying securities of similar maturities.

Borrowing

     A Portfolio may borrow for temporary administrative purposes. This borrowing may be unsecured. Provisions of the Investment Company Act of 1940 ("1940 Act") require a Portfolio to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Portfolio's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Portfolio's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Portfolio's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     In addition to borrowing for temporary purposes, a Portfolio may enter into reverse repurchase agreements, mortgage dollar rolls, sale-buybacks, and economically similar transactions, that can be viewed as constituting a form of borrowing or financing transaction by the Portfolio. For a more detailed discussion of such transactions, see "Reverse Repurchase Agreements, Dollar Rolls and Sale-Buybacks," below. To the extent a Portfolio covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the maintenance of a segregated account consisting of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Portfolio's commitment to repurchase, such an agreement will not be considered a "senior security" by the Portfolio and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Portfolios. To the extent that positions in reverse repurchase agreements, dollar rolls or similar transactions are not covered through the maintenance of a segregated account consisting of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Portfolios' limitations on borrowings, which would restrict the aggregate of such transactions (plus any other borrowings) to 33 1/3% of a Portfolio's total assets. Apart from such transactions, a Portfolio will not borrow money, except for temporary administrative purposes.

Corporate Debt Securities

     A Portfolio's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Portfolio, or, if unrated, are in the Adviser's opinion comparable in quality to corporate debt securities in which the Portfolio may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached. Corporate income-producing securities may also include forms of preferred or preference stock.

     Among the corporate debt securities in which the Portfolios may invest are convertible securities. A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. Convertible securities may offer higher income than the common stocks into which they are convertible. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

     A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Portfolio is called for redemption, the Portfolio would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party. Thus, a Portfolio may not be able to control whether the issuer of a convertible security chooses to convert that security. A Portfolio generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert.

     Securities rated Baa and BBB are the lowest which are considered "investment grade" obligations. Moody's Investor Service, Inc. ("Moody's") describes securities rated Baa as "medium-grade" obligations; they are "neither highly protected nor poorly secured . . . [i]nterest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well." Standard & Poor's Ratings Services ("S&P") describes securities rated BBB as "regarded as having an adequate capacity to pay interest and repay principal . . . [w]hereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal .
 . . than in higher rated categories."

     Investments in securities rated below investment grade that are eligible for purchase by certain of the Portfolios (i.e., rated B or better by Moody's or S&P), and in particular, by the PIMCO High Yield Bond Portfolio, are described as "speculative" by both Moody's and S&P. Investment in lower rated corporate debt securities ("high yield securities" or "junk bonds") generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities.

     High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolios investing in such securities may incur additional expenses to seek recovery. In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

     The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Portfolios could sell a high yield security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The Adviser seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions.

Participation on Creditors Committees

     A Portfolio (in particular, the PIMCO High Yield Bond Portfolio) may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Portfolio. Such participation may subject a Portfolio to expenses such as legal fees and may make a Portfolio an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict such Portfolio's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Portfolio on such committees also may expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Portfolio will participate on such committees only when the Adviser believes that such participation is necessary or desirable to enforce the Portfolio's rights as a creditor or to protect the value of securities held by the Portfolio.

Variable and Floating Rate Securities

     Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. The PIMCO Money Market Portfolio may invest in a variable rate security having a stated maturity in excess of 397 calendar days if the interest rate will be adjusted and the Portfolio may demand payment of principal from the issuer within that period.

     Each of the Fixed Income Portfolios may engage in credit spread trades and invest in floating rate debt instruments ("floaters"). A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Portfolio with a certain degree of protection against rises in interest rates, a Portfolio will participate in any declines in interest rates as well.

     Each of the Fixed Income Portfolios may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Portfolios have adopted a policy under which no Portfolio will invest more than 5% of its net assets in any combination of inverse floater, interest only ("IO"), or principal only ("PO") securities. See "Mortgage-Related and Other Asset-Backed Securities" for a discussion of IOs and POs.

Inflation-Indexed Bonds

     Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing principal value, which has been adjusted for inflation.

     Inflation-indexed securities issued by the U.S. Treasury will initially have maturities of five or ten years, although it is anticipated that securities with other maturities will be issued in the future. The securities will pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year reached 3%, the end-of-year par value of the bond would be $1,030 and the second semi- annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Portfolios may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. There also can be no assurance that the U.S. Treasury will issue any particular amount of inflation-indexed bonds. Certain foreign governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-indexed bonds, and there may be a more liquid market in certain of these countries for these securities.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity. See "Taxation" below for information about the possible tax consequences of investing in inflation-indexed bonds.

Mortgage-Related and Other Asset-Backed Securities

     Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See "Mortgage Pass-Through Securities." The Portfolios may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

     Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

     Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Portfolios may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Adviser determines that the securities meet the Trust's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. No Portfolio will purchase mortgage-related securities or any other assets which in the Adviser's opinion are illiquid if, as a result, more than 15% of the value of the Portfolio's net assets will be illiquid (10% in the case of the PIMCO Money Market Portfolio.)

     Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Portfolios' industry concentration restrictions, set forth below under "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Portfolios take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

     Collateralized Mortgage Obligations (CMOs). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Interest and prepaid principal on a CMO is paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Portfolios, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying a Portfolio's diversification tests.

     FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

     If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

     Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property.
The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

     Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

     CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets.
In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Portfolio may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.

     Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories. The Portfolios have adopted a policy under which no Portfolio will invest more than 5% of its net assets in any combination of IO, PO, or inverse floater securities.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.

     Other Asset-Backed Securities. Similarly, other asset-backed securities (unrelated to mortgage loans) may be offered to investors in the future.
Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Consistent with a Portfolio's investment objectives and policies, the Adviser also may invest in other types of asset-backed securities (unrelated to mortgage loans), such as rate reduction bonds, which are derived from utility-generated revenue streams. Other asset-backed securities in which the Portfolios may choose to invest may be based on revenue streams derived from, but not limited to, student loans, credit card receivables, government securities or corporate bonds.

Foreign Securities

     The Fixed Income Portfolios (except the PIMCO Long-Term U.S. Government Portfolio) and the PIMCO Strategic Balanced and StocksPLUS Growth and Income Portfolios may invest in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see "Bank Obligations") and U.S. dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. The PIMCO Money Market and High Yield Bond Portfolios may invest in securities of foreign issuers only if they are U.S. dollar-denominated.

     The PIMCO Equity Income, Capital Appreciation, Mid-Cap Growth and Small-Cap Value Portfolios may invest in American Depositary Receipts ("ADRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. ADRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

     Except for the PIMCO Emerging Markets Bond Portfolio, each of the Fixed Income Portfolios and the PIMCO Strategic Balanced and StocksPLUS Growth and Income Portfolios will concentrate its foreign investments in securities of issuers based in developed countries. However, the PIMCO Short-Term Bond and Low Duration Bond Portfolios may each invest up to 5% of its assets in securities of issuers based in the emerging market countries in which the PIMCO Emerging Markets Bond Portfolio may invest, and each of the remaining Fixed Income Portfolios that may invest in foreign securities may invest up to 10% of its assets in such securities.

     Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Portfolio's investment.

     Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States;

and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a Portfolio's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

     Each of the Fixed Income Portfolios (except the PIMCO Long-Term U.S. Government Portfolio) may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas
F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, the Philippines, Poland, Uruguay, and Venezuela. In addition, Brazil has concluded a Brady-like plan. It is expected that other countries will undertake a Brady Plan in the future.

     Brady Bonds do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

     Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

     Brady Bonds are not considered to be U.S. Government securities. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. There can be no assurance that Brady Bonds in which the Portfolios may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolios to suffer a loss of interest or principal on any of its holdings.

     Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Portfolio, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Portfolios) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

     The PIMCO Emerging Markets Bond Portfolio will consider an issuer to be economically tied to a country with an emerging securities market if (1) the issuer is organized under the laws of, or maintains its principal place of business in, the country, (2) its securities are principally traded in the country's securities markets, or (3) the issuer derived at least half of its revenues or profits from goods produced or sold, investments made, or services performed in the country, or has at least half of its assets in that country.

     A Portfolio's investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Portfolio's income distributions to constitute returns of capital for tax purposes or require the Portfolio to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

Foreign Currency Transactions

     Foreign currency exchange rates may fluctuate significantly over short periods of time. All Portfolios that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see "Derivative Instruments"), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards") with terms generally of less than one year. Portfolios may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Portfolios may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

     The Portfolios that may engage in foreign currency transactions also may invest in foreign currency exchange-related securities, such as foreign currency warrants and other instruments whose return is linked to foreign currency exchange rates. As a non-fundamental, operating policy, PIMCO intends to use foreign currency-related derivative instruments (currency futures and related options, currency options, forward contracts and swap agreements) in an effort to hedge foreign currency risk with respect to at least 75% of the assets of the Fixed Income Portfolios (other than the PIMCO Global Bond and Emerging Markets Bond Portfolios) denominated in currencies other than the U.S. dollar. There is no assurance that PIMCO will be successful in doing so. The active use of currency derivatives involves transaction costs which may adversely effect yield and return. For a description of these instruments, see "Derivative Instruments" below.

     A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Portfolio against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. A Portfolio may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. By entering into a forward foreign currency exchange contract, the Portfolio "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Portfolio reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Open positions in forwards used for non-hedging purposes will be covered by the segregation with the Trust's custodian of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, and are marked to market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of each Portfolio with a view to protecting the outlook, and the Portfolios might be expected to enter into such contracts under the following circumstances:

     Lock In. When the Adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

     Cross Hedge. If a particular currency is expected to decrease against another currency, a Portfolio may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Portfolio's portfolio holdings denominated in the currency sold.

     Direct Hedge. If the Adviser wants to a eliminate substantially all of the risk of owning a particular currency, and/or if the Adviser thinks that a Portfolio can benefit from price appreciation in a given country's bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Portfolio would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Portfolio would hope to benefit from an increase (if any) in value of the bond.

     Proxy Hedge. The Adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Portfolio, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

     Costs of Hedging. When a Portfolio purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Portfolio were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the "cost" of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.

     It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Portfolio's dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a Portfolio's net asset value per share.

     Tax Consequences of Hedging. Under applicable tax law, the Portfolios may be required to limit their gains from hedging in foreign currency forwards, futures, and options. Although the Portfolios are expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the marked-to-market and straddle provisions of the Internal Revenue Code. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the Portfolios and could affect whether dividends paid by the Portfolios are classified as capital gains or ordinary income.

Foreign Currency Exchange-Related Securities

     Foreign currency warrants. Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

     Principal exchange rate linked securities. Principal exchange rate linked securities ("PERLs(SM)") are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

     Performance indexed paper. Performance indexed paper ("PIPs(SM)") is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Bank Obligations

     Bank obligations in which the Portfolios may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Portfolio will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (10% in the case of the PIMCO Money Market Portfolio) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.

     Each Portfolio limits its investments in United States bank obligations to obligations of United States banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. A Portfolio also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.


     Each Fixed Income Portfolio (except the PIMCO Money Market and High Yield Bond Portfolios) and the PIMCO Strategic Balanced and StocksPLUS Growth and Income Portfolios limits its investments in foreign bank obligations to United States dollar- or foreign currency-denominated obligations of foreign banks (including United States branches of foreign banks) which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the United States; and (iv) in the opinion of the Adviser, are of an investment quality comparable to obligations of United States banks in which the Portfolios may invest. The PIMCO Money Market and High Yield Bond Portfolios may invest in the same types of bank obligations as the other Fixed Income Portfolios, but they must be U.S. dollar-denominated. Subject to the Trust's limitation on concentration of no more than 25% of its assets in the securities of issuers in a particular industry, for Portfolios that may invest in foreign bank obligations, there is no limitation on the amount of a Portfolio's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Loan Participations


     Each Fixed Income Portfolio and the PIMCO Strategic Balanced and StocksPLUS Growth and Income Portfolios may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.
When purchasing loan participations, a Portfolio assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Portfolio intends to invest may not be rated by any nationally recognized rating service.

     A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Portfolio has direct recourse against the corporate borrower, the Portfolio may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

     A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Portfolio were determined to be subject to the claims of the agent bank's general creditors, the Portfolio might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio's share price and yield could be adversely affected. Loans that are fully secured offer a Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

     The Portfolios may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Portfolio bears a substantial risk of losing the entire amount invested.

     Each Portfolio limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see "Investment Restrictions"). For purposes of these limits, a Portfolio generally will treat the corporate borrower as the "issuer" of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Portfolio and the corporate borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission ("SEC") interpretations require the Portfolio to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the Portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Portfolios' ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.


     Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio's net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Portfolios currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Portfolios' limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a Portfolio.

     Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Portfolios. For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Portfolio could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Portfolios rely on the Adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolios.


Delayed Funding Loans and Revolving Credit Facilities


     The Fixed Income Portfolios (except the PIMCO Money Market Portfolio) may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Portfolio is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments. The Fixed Income Portfolios may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Fixed Income Portfolios currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Portfolios' limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see "Loan Participations." Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan Participations." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a Portfolio.

Short Sales

     Each of the Portfolios except for the PIMCO High Yield Bond Portfolio may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale (other than a short sale "against the box") is a transaction in which a Portfolio sells a security it does not own in anticipation that the market price of that security will decline.

     When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest on such borrowed securities.

     If the price of the security sold short increases between the time of the short sale and the time and the Portfolio replaces the borrowed security, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

     To the extent that a Portfolio engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in a segregated account. Each Portfolio does not intend to enter into short sales (other than those "against the box") if immediately after such sale the aggregate of the value of all collateral plus the amount in such segregated account exceeds one-third of the value of the Portfolio's net assets. This percentage may be varied by action of the Trustees. A short sale is "against the box" to the extent that the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Portfolios will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

Repurchase Agreements

     For the purpose of achieving income, each of the Portfolios may enter into repurchase agreements, which entail the purchase of a portfolio-eligible security from a bank or broker-dealer that agrees to repurchase the security at the Portfolio's cost plus interest within a specified time (normally one day). If the party agreeing to repurchase should default, as a result of bankruptcy or otherwise, the Portfolio will seek to sell the securities which it holds, which action could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. No Portfolio will invest more than 15% of its net assets (10% in the case of the PIMCO Money Market Portfolio) (taken at current market value) in repurchase agreements maturing in more than seven days.

Reverse Repurchase Agreements, Dollar Rolls and Sale-Buybacks

     A reverse repurchase agreement involves the sale of a security by a Portfolio and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Portfolio continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Portfolio generally will maintain a segregated account consisting of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements, to cover its obligations under reverse repurchase agreements and, to this extent, a reverse repurchase agreement (or economically similar transaction) will not be considered a "senior security" subject to the 300% asset coverage requirements otherwise applicable to borrowings by a Portfolio. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase.

     A Portfolio may enter into dollar rolls, in which the Portfolio sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. In a "mortgage dollar roll" transaction a Portfolio sells a mortgage-related security, such as a security issued by the Government National Mortgage Association ("GNMA"), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Portfolio pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Portfolio enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Portfolio, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Portfolio generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

     A Portfolio's obligations under a dollar roll agreement must be covered by liquid assets equal in value to the securities subject to repurchase by the Portfolio, maintained in a segregated account. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered through the maintenance of a segregated account consisting of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Portfolios' limitations on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to a Portfolio's overall limitations on investments in illiquid securities. The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the Portfolio is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price.

     A Portfolio also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks". A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments make on the underlying security pending settlement of the Portfolio's repurchase of the underlying security. A Portfolio's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio's forward commitment to repurchase the subject security.

     To the extent that positions in reverse repurchase agreements, dollar rolls, sale-buybacks or similar transactions are not covered through the maintenance of a segregated account consisting of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Portfolios' limitations on borrowings, which would restrict the aggregate of such transactions (plus any other borrowings) to 33 1/3% of a Portfolio's total assets.

Loans of Portfolio Securities

     For the purpose of achieving income, the Portfolios may lend their portfolio securities to brokers, dealers, and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Portfolio may at any time call the loan and obtain the return of the securities loaned; (iii) the Portfolio will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Portfolio. Each Portfolio's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest through investment of cash collateral by the Portfolio in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent. The Portfolios may pay lending fees to the party arranging the loan.

When-Issued, Delayed Delivery, and Forward Commitment Transactions

     Each of the Portfolios may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When such purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Portfolio has committed to purchase prior to the time delivery of the securities is made, although a Portfolio may earn income on securities it has deposited in a segregated account. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Portfolio is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If the Portfolio remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. When the Portfolio has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Portfolio does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity or could suffer a loss. A Portfolio may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Portfolios may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Derivative Instruments

     The Portfolios consider derivative instruments to consist of securities or other instruments whose value is derived from or related to the value of some other instrument or asset, and not to include those securities whose payment of principal and/or interest depends upon cash flows from underlying assets, such as mortgage-related or asset-backed securities. In pursuing their individual objectives the Portfolios (except the PIMCO Money Market Portfolio) may, to the extent permitted by their investment objectives and policies, purchase and sell (write) both put options and call options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts ("futures options") for hedging purposes, except that those Portfolios that may not invest in foreign currency-denominated securities may not enter into transactions involving currency futures or options. To the extent permitted by their investment objectives and policies, the Portfolios also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another, and may enter into swap agreements with respect to foreign currencies, interest rates and indexes of securities. The Portfolios may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Portfolio may also use those instruments, provided that the Trustees determine that their use is consistent with the Portfolio's investment objective. The Portfolios might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Portfolio, the Portfolio might have been in a better position if it had not entered into the transaction at all. Each Portfolio will maintain a segregated account consisting of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options, futures, and swaps to limit leveraging of the Portfolio.


     The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable, or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Portfolio to close out or to liquidate its derivatives positions.

     Options on Securities and Indexes. A Portfolio may purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value, while a purpose of purchasing call options is to protect against substantial increases in prices of securities the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold.

     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     A Portfolio will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in such amount are placed in a segregated account by its custodian) upon conversion or exchange of other securities held by the Portfolio. For a call option on an index, the option is covered if the Portfolio maintains with its custodian assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index. A call option is also covered if the Portfolio holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Portfolio in assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in a segregated account with its custodian. A put option on a security or an index is "covered" if the Portfolio maintains assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, equal to the exercise price in a segregated account with its custodian. A put option is also covered if the Portfolio holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Portfolio in assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in a segregated account with its custodian.

     If an option written by a Portfolio expires unexercised, the Portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Portfolio expires unexercised, the Portfolio realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Portfolio desires.

     A Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, the Portfolio will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Portfolio is an asset of the Portfolio. The premium received for an option written by a Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     The Portfolios may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Portfolios' immediate obligations. The Portfolios may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Portfolios will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. If a Portfolio were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Portfolio were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Portfolio forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. If a put or call option purchased by the Portfolio is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     If trading were suspended in an option purchased by a Portfolio, the Portfolio would not be able to close out the option. If restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Portfolio is covered by an option on the same index purchased by the Portfolio, movements in the index may result in a loss to the Portfolio; however, such losses may be mitigated by changes in the value of the Portfolio's securities during the period the option was outstanding.

     Foreign Currency Options. A Portfolio that invests in foreign currency denominated securities may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Portfolio to reduce foreign currency risk using such options. Over-the-counter options in which certain Portfolios invest differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Portfolios may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

     Futures Contracts and Options on Futures Contracts. Each of the Fixed Income Portfolios (except the PIMCO Money Market Portfolio) may invest in interest rate futures contracts and options thereon ("futures options"), and to the extent it may invest in foreign currency-denominated securities, may also invest in foreign currency futures contracts and options thereon. The PIMCO StocksPLUS Growth and Income Portfolio and the PIMCO Strategic Balanced Portfolio may invest in interest rate, stock index and foreign currency futures contracts and options thereon.

     An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: the S&P 500; the S&P Midcap 400; the Nikkei 300; the Nikkei 225; the Hang Send Index; the TSE 300 Composite Index; the TSE 100 Index; the Financial Times-Stock Exchange 100 Index; The Financial Times Mid-250 Index; the CAC 40 Index; the IBEX-35 Stock Index; the DAX Stock Index; the MIB Index; the NYSE composite; U.S. Treasury bonds; German Government Bond; Italian Government Bond; 3-month Sterling Interest Rate; 3-month Eurodollar Interest Rate; 3-month Euro-Deutsche Mark Interest Rate; 3-month Euro-Swiss Franc Interest Rate; 3-month Euro-Lira Interest Rate; Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

     A Portfolio may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     To comply with applicable rules of the Commodity Futures Trading Commission ("CFTC") under which the Trust and the Portfolios avoid being deemed a "commodity pool" or a "commodity pool operator," each Portfolio intends generally to limit its use of futures contracts and futures options to "bona fide hedging" transactions, as such term is defined in applicable regulations, interpretations and practice. For example, a Portfolio might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Portfolio's securities or the price of the securities which the Portfolio intends to purchase. A Portfolio's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Portfolio's exposure to interest rate fluctuations, the Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     A Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     When a purchase or sale of a futures contract is made by a Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Each Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark to market its open futures positions.

     A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain, or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio realizes a capital gain, or if it is less, the Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

     The Portfolios may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Portfolios' immediate obligations. A Portfolio may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Portfolios will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

     Limitations on Use of Futures and Futures Options. In general, the Portfolios intend to enter into positions in futures contracts and related options only for "bona fide hedging" purposes. With respect to positions in futures and related options that do not constitute bona fide hedging positions, a Portfolio will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Portfolio's net assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     When purchasing a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Portfolio may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Portfolio.

     When selling a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that are equal to the market value of the instruments underlying the contract. Alternatively, the Portfolio may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by the Portfolio (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

     When selling a call option on a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

     When selling a put option on a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio.

     To the extent that securities with maturities greater than one year are used to establish and maintain segregated accounts to cover a Portfolio's obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Portfolio's portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Portfolio's portfolio securities. Thus, the use of a longer-term security may require a Portfolio to hold offsetting short-term securities to balance the Portfolio's portfolio such that the Portfolio's duration does not exceed the maximum permitted for the Portfolio in the Prospectus.

     The requirements for qualification as a regulated investment company also may limit the extent to which a Portfolio may enter into futures, futures options or forward contracts. See "Taxation."

     Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Portfolio and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures or a futures option position, and that Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position.

     Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,
(iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

     Swap Agreements. The Portfolios (except the PIMCO Equity Income, Capital Appreciation, Mid-Cap Growth and Small-Cap Value Portfolios) may enter into interest rate, index and currency exchange rate swap agreements. These transactions are entered into in a attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Portfolio than if the Portfolio had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     Most swap agreements entered into by the Portfolios would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Portfolio's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Portfolio's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Portfolio's investment restriction concerning senior securities. A Portfolio will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Portfolio's assets.

     Whether a Portfolio's use of swap agreements will be successful in furthering its investment objective of total return will depend on the Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Portfolios will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Portfolios' repurchase agreement guidelines). Certain restrictions imposed on the Portfolios by the Internal Revenue Code may limit the Portfolios' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC effective February 22, 1993. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

     This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

     Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Portfolio invests in these securities, however, the Adviser analyzes these securities in its overall assessment of the effective duration of the Portfolio's portfolio in an effort to monitor the Portfolio's interest rate risk.

Warrants to Purchase Securities

     The Portfolios may invest in or acquire warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Portfolio to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

Hybrid Instruments

     A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

     Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Portfolio to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Portfolio. Accordingly, no Portfolio will invest more than 5% of its assets in hybrid instruments.

     Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Portfolios' investments in these products will be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Catastrophe Bonds

     Each of the Fixed Income Portfolios (except the PIMCO Money Market Portfolio) and the PIMCO StocksPLUS Portfolio may invest in "catastrophe bonds." Catastrophe bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" catastrophic event, such as a hurricane or an earthquake. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Portfolio investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Portfolio will recover its principal plus interest. For some catastrophe bonds, the trigger event or losses may be based on companywide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the catastrophe bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where an trigger event has, or possibly has, occurred. In addition to the specified trigger events, catastrophe bonds may also expose the Portfolio to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

     Catastrophe bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See "Illiquid Securities" below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Catastrophe bonds are typically rated, and a Portfolio will only invest in catastrophe bonds that meet the credit quality requirements for the Portfolio.

Investment in Investment Companies

     Each of the Portfolios may invest in securities of other investment companies, such as closed-end management investment companies, or in pooled accounts or other investment vehicles. As a shareholder of an investment company, a Portfolio may indirectly bear service and other fees which are in addition to the fees the Portfolio pays its service providers.

Illiquid Securities

     The Portfolios may invest up to 15% of their net assets in illiquid securities (10% in the case of the PIMCO Money Market Portfolio). The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Portfolio has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities which legally or in the Adviser's opinion may be deemed illiquid (not including securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Adviser has determined to be liquid under procedures approved by the Board of Trustees).

     Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

     Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. The Adviser may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.

                            INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

     Each Portfolio's investment objective as set forth in the Prospectus under the heading "Description of Portfolios" for each respective Portfolio, together with the investment restrictions set forth below, are fundamental policies of the Portfolio and may not be changed with respect to a Portfolio without shareholder approval by vote of a majority of the outstanding shares of that Portfolio. Under these restrictions a Portfolio may not:

     (1) invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply (a) to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto) and (b) with respect to the Money Market Portfolio, to securities or obligations issued by U.S. banks;

     (2) with respect to 75% of its assets, invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (This investment restriction is not applicable to the Real Return Bond, Foreign Bond, Global Bond, or Emerging Markets Bond Portfolios.);

     (3) with respect to 75% of its assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer (This restriction is not applicable to the Real Return Bond, Foreign Bond, Global Bond or the Emerging Markets Bond Portfolios.);

     (4) purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein;

     (5) purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit a Portfolio, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws;

     (6) borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that a Portfolio may (i) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, but only if immediately after each borrowing there is asset coverage of 300% and (ii) enter into transactions in options, futures, options on futures, and other derivative instruments as described in the Prospectus and in this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis, collateral arrangements with respect to initial or variation margin deposits for futures contracts and commitments entered into under swap agreements or other derivative instruments, will not be deemed to be pledges of a Portfolio's assets);

     (7) lend any funds or other assets, except that a Portfolio may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the Securities and Exchange Commission and the Trustees of the Trust;

     (8) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

Non-Fundamental Investment Restrictions

     Each Portfolio is also subject to the following non-fundamental restrictions and policies (which may be changed without shareholder approval) relating to the investment of its assets and activities. Unless otherwise indicated, a Portfolio may not:

     (A) invest more than 15% of the net assets of the Portfolio (10% in the case of the PIMCO Money Market Portfolio) (taken at market value at the time of the investment) in "illiquid securities," which include securities subject to legal or contractual restrictions on resale (which may include private placements), repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), certain options traded over the counter that a Portfolio has purchased, securities or other liquid assets being used to cover such options a Portfolio has written, securities for which market quotations are not readily available, or other securities which legally or in the Adviser's opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Board of Trustees);

     (B) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions;

     In addition, the Trust has adopted a non-fundamental policy pursuant to which each Portfolio that may invest in securities denominated in foreign currencies, except the PIMCO Global Bond and PIMCO Emerging Markets Bond Portfolios, will hedge at least 75% of its exposure to foreign currency using the techniques described in the Prospectus and the Statement of Additional Information. There can be no assurance that currency hedging techniques will be successful.

     Under the 1940 Act, a "senior security" does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. Notwithstanding the provisions of fundamental investment restriction (6) above, a Portfolio may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Portfolio, such excess shall be subject to the 300% asset coverage requirement of that restriction.

     To the extent a Portfolio covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the maintenance of a segregated account consisting of assets determined to be liquid in accordance with procedures adopted by the Trustees, equal in value to the amount of the Portfolio's commitment to repurchase, such an agreement will not be considered a "senior security" by the Portfolio and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Portfolio.

     Unless otherwise indicated, all limitations applicable to Portfolio investments (as stated above and elsewhere in this Statement of Additional Information) apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio's investment portfolio, resulting from market fluctuations or other changes in a Portfolio's total assets will not require a Portfolio to dispose of an investment until the Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that ratings services assign different ratings to the same security, the Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

                            MANAGEMENT OF THE TRUST

Trustees and Officers

     The business affairs of the Trust and each Portfolio are managed by a Board of Trustees. The Board retains various companies to carry out the Trust's and the Portfolios' operations. The Board has the right to terminate these relationships and retain a different company if it believes it is in the best interests of the shareholders.


     The Trustees and Executive Officers of the Trust, their business address and principal occupations during the past five years are as follows (unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Suite 300, Newport Beach, California 92660):

                                               Position                          Principal Occupation(s)
Name, Address and Age                       with the Trust                      During the Past Five Years
---------------------                       --------------                      --------------------------
Brent R. Harris*                      Chairman of the Board and        Managing Director, PIMCO; Board of Governors,
Age 39                                Trustee                          Investment Company Institute; Director,
                                                                       Harris Holdings, Harris Oil Company; Chairman
                                                                       and Trustee, PIMCO Funds:  Pacific Investment
                                                                       Management Series; Chairman and Director,
                                                                       PIMCO Commercial Mortgage Securities Trust,
                                                                       Inc.

R. Wesley Burns*                      President and Trustee            Executive Vice President, PIMCO; Trustee and
Age 39                                                                 President, PIMCO Funds: Pacific Investment
                                                                       Management Series; Director and President,
                                                                       PIMCO Commercial Mortgage Securities Trust,
                                                                       Inc. Formerly Vice President, PIMCO.

Guilford C. Babcock                   Trustee                          Associate Professor of Finance, University of
1575 Circle Drive                                                      Southern California; Trustee, PIMCO Funds:
San Marino, California                                                 Pacific Investment Management Series;
91108                                                                  Director, PIMCO Commercial Mortgage
Age 67                                                                 Securities Trust, Inc.; Director, Growth Fund
                                                                       of America and Fundamental Investors Fund of
                                                                       the Capital Group; Director, Good Hope
                                                                       Medical Foundation.

                                               Position                          Principal Occupation(s)
Name, Address and Age                       with the Trust                      During the Past Five Years
---------------------                       --------------                      --------------------------
Vern O. Curtis                        Trustee                          Private Investor; Trustee, PIMCO Funds:
14158 N.W. Bronson Creek Drive                                         Pacific Investment Management Series;
Portland, Oregon                                                       Director, PIMCO Commercial Mortgage
97229                                                                  Securities Trust, Inc.; Director of American
Age 64                                                                 Office Park Properties, Inc., a Real Estate
                                                                       Investment Trust; Director, Fresh Choice,
                                                                       Inc.  Formerly Charitable Work, The Church of
                                                                       Jesus Christ of Latter Day Saints.

Thomas P. Kemp                        Trustee                          Private Investor; Trustee, PIMCO Funds:
1141 Marine Drive                                                      Pacific Investment Management Series;
Laguna Beach, California                                               Director, PIMCO Commercial Mortgage
92651                                                                  Securities Trust, Inc.  Formerly Senior
Age 68                                                                 Co-Chairman, U.S. Committee to Assist Russian
                                                                       Reform; Director, Union Financial Corp.;
                                                                       Senior Consultant, World Cup 1994 Organizing
                                                                       Committee.

William J. Popejoy                    Trustee                          Director, California State Lottery; Chairman,
600 North 10th Street                                                  PacPro (formerly Western Printing); Trustee,
Sacramento, California                                                 PIMCO Funds:  Pacific Investment Management
95814                                                                  Series; Director, PIMCO Commercial Mortgage
Age 60                                                                 Securities Trust, Inc.  Formerly Chief
                                                                       Executive Officer, Orange County, California.

William H. Gross                      Senior Vice President            Managing Director, PIMCO.
Age 54

James F. Muzzy                        Senior Vice President            Managing Director, PIMCO
Age 59

William S. Thompson, Jr.              Senior Vice President            Chief Executive Officer and Managing
Age 53                                                                 Director, PIMCO.  Formerly Managing Director,
                                                                       Salomon Brothers, Inc.

Jeffrey M. Sargent                    Vice President                   Vice President and Manager of Investment
Age 35                                                                 Operations Shareholder Services, PIMCO.

John P. Hardaway                      Treasurer                        Vice President and Manager of Investment
Age 41                                                                 Operations Accounting, PIMCO.

Garlin G. Flynn                       Secretary                        Specialist, PIMCO. Formerly Senior Portfolio
Age 52                                                                 Administrator, PIMCO; Senior Mutual Portfolio
                                                                       Analyst, PIMCO.

Joseph D. Hattesohl                   Assistant Treasurer              Vice President and Manager of Fund Taxation,
Age 34                                                                 PIMCO.  Formerly Director of Financial
                                                                       Reporting, Carl I. Brown & Co.; Tax Manager,
                                                                       Price Waterhouse LLP.

                                               Position                          Principal Occupation(s)
Name, Address and Age                       with the Trust                      During the Past Five Years
---------------------                       --------------                      --------------------------

Michael J. Willemsen                  Assistant Secretary              Manager, PIMCO.  Formerly Project Lead, PIMCO.
Age 38

___________________
     *Mr. Harris and Mr. Burns are "interested persons" of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.

Compensation Table

     For the fiscal year ending December 31, 1998, the Trust anticipates paying the following compensation to the Trustees of the Trust:

                                 Aggregate         Total Compensation from
                                Compensation       Trust and Fund Complex
     Name and Position          from Trust/1/        Paid to Trustees/2/
     -----------------          -------------      -----------------------

     Guilford C. Babcock           $10,000                $77,500
     Trustee

     Vern O. Curtis                $10,000                $80,000
     Trustee

     Thomas P. Kemp                $10,000                $77,500
     Trustee

     William J. Popejoy            $10,000                $77,500
     Trustee

____________________

     /1/Each Trustee, other than those affiliated with the Adviser or its affiliates will receive an annual retainer of $4,000 plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, a Trustee serving as a Committee Chair, other than those affiliated with the Adviser or its affiliates, will receive an additional annual retainer of $500.

     /2/Each Trustee also serves as a Director of PIMCO Commercial Mortgage Securities Trust, Inc., a registered closed-end management investment company, and as a Trustee of PIMCO Funds: Pacific Investment Management Series, a registered open-end management investment company. For their services to PIMCO Commercial Mortgage Securities Trust, Inc., each Director who is unaffiliated with the Adviser or its affiliates receives an annual retainer of $6,000 plus $1,000 for each Board of Directors meeting attended and $500 for each Board of Directors meeting attended telephonically. Each Trustee serving as a Committee Chair, other than those affiliated with the Adviser or its affiliates, receives an annual retainer of $500. For their services to PIMCO Funds: Pacific Investment Management Series, each Trustee, other than those affiliated with the Adviser or its affiliates, receives an annual retainer of $45,000 plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, a Trustee serving as a Committee Chair, other than those affiliated with the Adviser or its affiliates, receives an additional annual retainer of $1,500.

Investment Adviser

     PIMCO serves as investment adviser to the Fixed Income Portfolios and the PIMCO Strategic Balanced and StocksPLUS Growth and Income Portfolios pursuant to an investment advisory contract

("PIMCO Advisory Contract") between PIMCO and the Trust. PIMCO is a subsidiary partnership of PIMCO Advisors.

     PIMCO Advisors serves as investment adviser to the PIMCO Equity Income, Capital Appreciation, Mid-Cap Growth, and Small-Cap Value Portfolios pursuant to an investment advisory contract ("PIMCO Advisors Advisory Contract") between PIMCO Advisors and the Trust. The general partners of PIMCO Advisors are PIMCO Partners, G.P. and PIMCO Advisors Holdings L.P. ("PAH"). PIMCO Partners, G.P.
is a general partnership between PIMCO Holding LLC, a Delaware limited liability company and an indirect wholly-owned subsidiary of Pacific Life Insurance Company, and PIMCO Partners LLC, a California limited liability company controlled by the Managing Directors of PIMCO. PIMCO Partners, G.P. is the sole general partner of PAH.

     PIMCO and the Portfolio Managers are responsible for making investment decisions and placing orders for the purchase and sale of the Portfolios' investments directly with the issuers or with brokers or dealers selected by it in its discretion. See "Portfolio Transactions and Brokerage" below. PIMCO and the Portfolio Managers also furnish to the Board of Trustees, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of each Portfolio.

     Under the terms of the Advisory Contracts, PIMCO and PIMCO Advisors are obligated to manage the Portfolios in accordance with applicable laws and regulations. The investment advisory services of PIMCO and PIMCO Advisors to the Trust are not exclusive under the terms of the Advisory Contracts. PIMCO and PIMCO Advisors are free to, and do, render investment advisory services to others. The PIMCO Advisory Contract was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties ("Independent Trustees"), at a meeting held on August 26, 1997 and was approved by the shareholders of all then-operational Portfolios on December 31, 1997. The PIMCO Advisors Advisory Contract was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties ("Independent Trustees"), at a meeting held on May 26, 1998.

     Following the expiration of the two year period commencing with the effectiveness of each Advisory Contract, it will continue in effect on a yearly basis provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees and (ii) by a majority of the Independent Trustees. The Advisory Contracts may be terminated without penalty by vote of the Trustees or the shareholders of the Trust, or by the Adviser, on 60 days' written notice by either party to the contract and will terminate automatically if assigned.

     Each Portfolio currently pays a monthly investment advisory fee at an annual rate based on average daily net assets of the Portfolios as follows:

                                                                    Advisory
     Portfolio                                                      Fee Rate
     ---------                                                      --------
     Money Market Portfolio.......................................    0.30%
     Short-Term Bond Portfolio....................................    0.35
     Low Duration Bond, Real Return Bond, Total Return Bond,
       Long-Term U.S. Government Bond and StocksPLUS Growth and
       Income Portfolios..........................................    0.40
     High Yield Bond and Strategic Balanced Portfolios............    0.50
     Global Bond, Foreign Bond, Equity Income, Capital
       Appreciation and Mid-Cap Growth Portfolios.................    0.60
     Emerging Markets Bond Portfolio..............................    0.65
     Small-Cap Value Portfolio....................................    0.70

     For each Portfolio for which it serves as investment adviser, PIMCO Advisors has engaged its affiliates to serve as Portfolio Managers. These affiliated Portfolio Managers, each of which is a subsidiary partnership of PIMCO Advisors, are Cadence Capital Management ("Cadence"), and NFJ Investment Group ("NFJ"). Cadence manages the PIMCO Capital Appreciation and Mid-Cap Growth Portfolios. Cadence is a general partnership, the two partners of which are PIMCO Advisors as the supervisory partner, and Cadence Capital Management Inc. as the managing partner. NFJ manages the PIMCO Equity Income and Small-Cap Value Portfolios. NFJ is a general partnership, the two partners of which are PIMCO Advisors as the supervisory partner, and NFJ Management Inc. as the managing partner. Under the supervision of PIMCO Advisors, the Portfolio Managers make determinations with respect to the purchase and sale of portfolio securities, and they place orders for execution of the Portfolios' transactions.


     PIMCO Advisors (and not the Portfolios or the Trust) compensates the Portfolio Managers from its advisory fee. PIMCO Advisors pays Cadence a monthly fee at the annual rate (based on the average daily net assets of the Portfolio) of 0.35% for the PIMCO Capital Appreciation. PIMCO Advisors pays Cadence a monthly fee at the annual rate (based on the average daily net assets of the Portfolio) of 0.35% for the PIMCO Mid-Cap Growth Portfolio when the net assets of the Portfolio are less than $100 million. When the net assets of the PIMCO Mid-Cap Growth Portfolio exceed $100 million, PIMCO Advisors pays Cadence a fee of 0.45% on the first $100 million of net assets and 0.40% on the net assets in excess of $100 million. PIMCO Advisors pays NJF a monthly fee at the annual rate (based on the average daily net assets of the Portfolio) of 0.35% for each of the PIMCO Equity Income and Small-Cap Value Portfolios.

Administrator

     PIMCO also serves as Administrator to the Portfolios pursuant to an administration agreement dated December 31, 1997 (the "Administration Agreement") which was approved by the Board of Trustees, including all of the Independent Trustees, at a meeting held on August 26, 1997. PIMCO provides the Portfolios with certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other Portfolio service providers. PIMCO may in turn use the facilities or assistance of its affiliates to provide certain services under the Administration Agreement, on terms agreed between PIMCO and such affiliates. The administrative services provided by PIMCO include but are not limited to: (1) shareholder servicing functions, including preparation of reports and communications to shareholders and other appropriate parties, (2) regulatory compliance, such as reports and filings with the SEC and state securities commissions, and (3) general supervision of the operations of the Portfolios, including coordination of the services performed by the Portfolios' transfer agent, custodian, legal counsel, independent accountants, and others. PIMCO (or an affiliate of PIMCO) also furnishes the Portfolios with office space facilities required for conducting the business of the Portfolios, and pays the compensation of those officers, employees and Trustees of the Trust affiliated with PIMCO. In addition, PIMCO, at its own expense, arranges for the provision of legal, audit, custody, transfer agency and other services for the Portfolios, and is responsible for the costs of registration of the Trust's shares and the printing of prospectuses and reports for current shareholders and other appropriate parties. PIMCO has hired PIMCO Advisors to provide certain services to the PIMCO Equity Income, Capital Appreciation, Mid-Cap Growth and Small-Cap Value Portfolios as sub-administrator pursuant to a sub-administration agreement (the "Sub-Administration Agreement").

     PIMCO has contractually agreed to provide the foregoing services, and to bear these expenses, at the following rates for each Portfolio (each expressed as a percentage of the Portfolio's average daily net assets attributable to its classes of shares on an annual basis):

                                                 Administrative
     Portfolio                                      Fee Rate
     ---------                                   --------------
     Money Market Portfolio....................       0.20%
     Global Bond and Foreign Bond Portfolios...       0.30
     Emerging Markets Bond Portfolio...........       0.35
     All Other Portfolios......................       0.25

     Except for the expenses paid by PIMCO, the Trust bears all costs of its operations. The Portfolios are responsible for: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; and (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles.

     The Administration Agreement may be terminated by the Trustees, or by a vote of the outstanding voting securities of the Trust or Portfolio, as applicable, at any time on 60 days' written notice. Following the expiration of the two year period commencing with the effectiveness of the Administration Agreement, it may be terminated by PIMCO on 60 days' written notice. Following its initial two-year term, the agreement will continue from year to year if approved by the Trustees, including a majority of the Trust's Independent Trustees (as that term is defined in the 1940 Act).

     The Sub-Administration Agreement may be terminated by the Trustees, or by a vote of the outstanding voting securities of the Trust or Portfolio, as applicable, at any time on 60 days' written notice. Following the expiration of the two year period commencing with the effectiveness of the Sub-Administration Agreement, it may be terminated by PIMCO Advisors on 60 days' written notice. Following its initial two-year term, the agreement will continue from year to year if approved by the Trustees, including a majority of the Trust's Independent Trustees (as that term is defined in the 1940 Act).


                         DISTRIBUTION OF TRUST SHARES

Distributor


     PIMCO Funds Distributors LLC (the "Distributor") serves as the distributor of the Trust's shares pursuant to a distribution contract ("Distribution Contract") with the Trust which is subject to annual approval by the Board. The Distributor is a wholly owned subsidiary of PIMCO Advisors. The Distribution Contract is terminable with respect to a Portfolio or class without penalty, at any time, by the Portfolio or class by not more than 60 days' nor less than 30 days' written notice to the Distributor, or by the Distributor upon not more than 60 days' nor less than 30 days' written notice to the Trust. The Distributor is not obligated to sell any specific amount of Trust shares.

     The Distribution Contract will continue in effect with respect to each Portfolio for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Contract; and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. If the Distribution Contract is terminated (or not renewed) with respect to one or more Portfolios, it may continue in effect with respect to any Portfolio as to which it has not been terminated (or has been renewed).

Purchases and Redemptions

     Variable Contract Owners do not deal directly with the Portfolios to purchase, redeem, or exchange shares, and Variable Contract Owners should refer to the prospectus for the applicable Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the Separate Accounts that invest in the Portfolios.

     Shares of a Portfolio may not be offered or sold in any state unless qualified in that jurisdiction, unless an exemption from qualification is available.

     A shareholder may exchange shares of any Portfolio for shares of any other Portfolio of the Trust on the basis of their respective net asset values. Orders for exchanges accepted prior to the close of regular trading on the New York Stock Exchange (the "Exchange") on any day the Trust is open for business will be executed at the respective net asset values determined as of the close of business that day.

     The Trust reserves the right to suspend or postpone redemptions during any period when: (a) trading on the Exchange is restricted, as determined by the SEC, or that Exchange is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Portfolio not reasonably practicable.

     Although the Trust will normally redeem all shares for cash, it may, in unusual circumstances, redeem by payment in kind of securities held in the Portfolios.


                     PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions

     Investment decisions for the Trust and for the other investment advisory clients of the Advisers are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust). Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and Research Services

     There is generally no stated commission in the case of fixed income securities, which are traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

     The Advisers places all orders for the purchase and sale of portfolio securities, options and futures contracts for the relevant Portfolio and buys and sells such securities, options and futures for the Trust through a substantial number of brokers and dealers. In so doing, the Advisers use their best efforts to obtain for the Trust the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, each Adviser, having in mind the Trust's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Advisers receive research services from many broker-dealers with which the Advisers place the Trust's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising various of its clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The management fee paid by the Trust is not reduced because the Advisers and their affiliates receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, each Adviser may cause the Trust to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Adviser an amount of disclosed commission for effecting a securities transaction for the Trust in excess of the commission which another broker-dealer would have charged for effecting that transaction.


     Consistent with the Rules of the NASD and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser or Portfolio Managers may also consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.


     The Adviser or a Portfolio Manager may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser or Portfolio Manager where, in the judgment of the Adviser or Portfolio Manager, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.


     Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser or a Portfolio Manager may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer, and if there is in effect a written contract between the Adviser or Portfolio Manager and the Trust expressly permitting the affiliated broker-dealer to receive and retain such compensation.


     SEC rules further require that commissions paid to such an affiliated broker-dealer, the Adviser, or Portfolio Manager by a Portfolio on exchange transactions not exceed "usual and customary broker commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

Portfolio Turnover

     The Advisers manages the Portfolios without regard generally to restrictions on portfolio turnover. See "Taxation" below. The use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for some of the Portfolios. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. A Portfolio with a higher rate of portfolio turnover will generally incur higher transaction costs. The portfolio turnover rate for each of the following Portfolios generally is not expected to exceed the indicated rate: PIMCO Short-Term Bond Portfolio - 100%; PIMCO Low Duration Bond Portfolio - 250%; PIMCO Real Return Bond Portfolio - 1,000%; PIMCO High Yield Bond Portfolio - 75%; PIMCO Total Return Bond Portfolio - 175%; PIMCO Long-Term U.S. Government Bond Portfolio - 500%; PIMCO Foreign Bond Portfolio - 1,000%; PIMCO Global Bond Portfolio - 1,000%; PIMCO Emerging Markets Bond Portfolio - 1,000%; PIMCO Strategic Balanced Portfolio -100%; PIMCO StocksPLUS Growth and Income Portfolio - 100%; PIMCO Equity Income Portfolio - 75%; PIMCO Capital Appreciation Portfolio - 100%; PIMCO Mid-Cap Growth Portfolio - 100%; and PIMCO Small-Cap Value Portfolio - 50%.

     The portfolio turnover rate of a Portfolio is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Portfolio during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year.

                                NET ASSET VALUE

     The net asset value per share of each Portfolio will be determined once on each day that the New York Stock Exchange (the "Exchange") is open as of the close of regular trading on the Exchange (ordinarily 4:00 p.m. Eastern time). Net asset value will not be determined on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Portfolios that invest in securities traded in foreign securities markets may trade such securities on days when the Exchange is not open, and the net asset value per share of these Portfolios may be affected significantly on days when investors do not have access to the Portfolios.

     The net asset value per share of each Portfolio is determined by dividing the total market value of a Portfolio's portfolio investments and other assets attributable to that class, less any liabilities, by the number of total outstanding shares of that class. Net asset value will not be determined on days on which the Exchange is closed.

     For all Portfolios other than the PIMCO Money Market Portfolio, portfolio securities and other assets for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the- counter, at the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

     Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Short-term investments having a maturity of 60 days or less are valued at amortized cost, when the Board of Trustees determines that amortized cost is their fair value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     The PIMCO Money Market Portfolio's securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During such periods the yield to investors in the Portfolio may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

     The SEC's regulations require the PIMCO Money Market Portfolio to adhere to certain conditions. The Trustees, as part of their responsibility within the overall duty of care owed to the shareholders, are required to establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objective, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share. The Trustees' procedures include a requirement to periodically monitor, as appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two. The Trustees will take such steps as they consider appropriate, (e.g., selling securities to shorten the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between the two. The Portfolio also is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to limit its investments to instruments having remaining maturities of 397 days or less (except securities held subject to repurchase agreements having 397 days or less maturity) and to invest only in securities determined by the Adviser under procedures established by the Board of Trustees to be of high quality with minimal credit risks.

                                    TAXATION

     The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in a Portfolio.

     Each Portfolio intends to qualify annually and elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, each Portfolio generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test"); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) each taxable year. The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly relating to investing in securities. To date, such regulations have not been issued.

     As a regulated investment company, a Portfolio generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Portfolio as capital gain dividends, if any, that it distributes to shareholders on a timely basis. Each Portfolio intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Portfolio on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Portfolio must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Portfolio in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Portfolio during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, each Portfolio intends to make its distributions in accordance with the calendar year distribution requirement.

     To comply with regulations under section 817(h) of the Code, each Portfolio is required to diversify its investments. Generally, a Portfolio will be required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment, but each U.S. Government agency and instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. or an agency or instrumentality of the U.S. is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

     In the event that rules or regulations are adopted, there can be no assurance that the Portfolios will be able to operate as currently described, or that the Trust will not have to change one or more Portfolio's investment objective or investment policies. While each Portfolio's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding shares, the investment policies of a Portfolio may be modified as necessary to prevent any such prospective rules and regulations from causing Variable Contract Owners to be considered the owners of the shares of a Portfolio underlying the Separate Accounts.

Distributions

     Dividends paid out of a Portfolio's investment company taxable income will be treated as ordinary income for tax purposes in the hands of a U.S. shareholder (such as a Separate Account). Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under applicable tax law.

     A portion of the dividends paid by the PIMCO StocksPLUS Growth and Income Portfolio may qualify for the deduction for dividends received by corporations. Dividends paid by the other Portfolios generally are not expected to qualify for the deduction for dividends received by corporations, although certain distributions from the PIMCO High Yield Bond Portfolio may qualify. Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains, regardless of how long the shareholder has held a Portfolio's shares and are not eligible for the dividends received deduction. Any distributions that are not from a Portfolio's investment company taxable income or net realized capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain.

Sales of Shares

     Upon the disposition of shares of a Portfolio (whether by redemption, sale or exchange), a shareholder (such as a Separate Account) will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

Options, Futures and Forward Contracts, and Swap Agreements

     Some of the options, futures contracts, forward contracts, and swap agreements used by the Portfolios may be "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40") although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Portfolio at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.

     Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Portfolio, may result in "straddles" for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the character of gains (or losses) realized by a Portfolio. In addition, losses realized by a Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to a Portfolio are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Portfolio which is taxed as ordinary income when distributed to shareholders.

     A Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If a Portfolio makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a portfolio that did not engage in such hedging transactions.

     Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Portfolios intend to account for such transactions in a manner they deem to be appropriate, the Internal Revenue Service might not accept such treatment. If it did not, the status of a Portfolio as a regulated investment company might be affected. The Trust intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Portfolio to qualify as a regulated investment company may limit the extent to which a Portfolio will be able to engage in swap agreements.

Short Sales

     Certain Portfolios may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Portfolio, which is taxed as ordinary income when distributed to shareholders.

Passive Foreign Investment Companies

     Certain Portfolios may invest in the stock of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Portfolio receives a so-called "excess distribution" with respect to PFIC stock, the Portfolio itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Portfolio to stockholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Portfolio held the PFIC stock. A Portfolio itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     A Portfolio may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Portfolio generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking to market a Portfolio's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Portfolio level under the PFIC rules would generally be eliminated, but the Portfolio could, in limited circumstances, incur nondeductible interest charges. A Portfolio's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

     Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Portfolio itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a portfolio that did not invest in PFIC shares.

Foreign Currency Transactions

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Portfolio accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to its shareholders as ordinary income.

Foreign Taxation

     Income received by the Portfolios from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Adviser intends to manage the Portfolios with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of the PIMCO Foreign Bond, Global Bond or Emerging Markets Bond Portfolios' total assets at the close of their taxable year consists of securities of foreign corporations, such Portfolio will be eligible to elect to "pass-through" to the Portfolio's shareholders the amount of foreign income and similar taxes paid by the Portfolio. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Portfolio, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Portfolio's taxable year whether the foreign taxes paid by the Portfolio will "pass-through" for that year.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the PIMCO Foreign Bond, Global Bond or Emerging Markets Bond Portfolios' income will flow through to shareholders of the Trust. With respect to such Portfolios, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Portfolio. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Portfolio may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities may be treated as a dividend for Federal income tax purposes.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Portfolio in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Portfolio may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income

     Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Portfolio may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Portfolio will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Portfolio may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

     A Portfolio generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Portfolio. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Portfolio.

Inflation-Indexed Bonds

     Coupon payments received by a Portfolio from inflation-indexed bonds will be includable in the Portfolio's gross income in the period in which they accrue. Periodic adjustments for inflation in the principal value of these securities also may give rise to original issue discount, which, likewise, will be includable in the Portfolio's gross income on a current basis, regardless of whether the Portfolio receives any cash payments. Amounts includable in a Portfolio's gross income become subject to tax-related distribution requirements. Accordingly, a Portfolio may be required to make annual distributions to shareholders in excess of the cash received in a given period from these investments. As a result, the Portfolio may be required to liquidate certain investments at a time when it is not advantageous to do so. If the principal value of an inflation-indexed bond is adjusted downward in any period as a result of deflation, the reduction may be treated as a loss to the extent the reduction exceeds coupon payments received in that period; in that case, the amount distributable by the Portfolio may be reduced and amounts distributed previously in the taxable year may be characterized in some circumstances as a return of capital.

Other Taxation

     Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Portfolio will provide information annually to shareholders indicating the amount and percentage of a Portfolio's dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived.

                               OTHER INFORMATION

Capitalization

     The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust's shareholders.
When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Portfolio, each shareholder is entitled to receive his pro rata share of the net assets of that Portfolio.

     Expenses incurred by the Trust in connection with its organization and the public offering of its shares will be deferred and amortized on a straight line basis over a period not less than five years. Expenses incurred in the organization of subsequently offered Portfolios will be charged to those Portfolios and will be amortized on a straight line basis over a period not less than five years.

     Under Delaware law, shareholders are not personally liable for the obligations of the Trust. In addition, the Trust Instrument disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Trust Instrument also provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. However, there is no certainty that the limited liability of shareholders of a Delaware business trust will be recognized in every state. Even in such a circumstance, the risk of a shareholder incurring financial loss on account of shareholder liability would be limited to circumstances in which the contractual disclaimer against shareholder liability is inoperative or the Trust itself is unable to meet its obligations, and thus should be considered remote.

Performance Information

     Each Portfolio may, from time to time, include information regarding its performance in advertisements or reports to shareholders or prospective investors. Performance information for the Portfolios will not be advertised or included in sales literature unless accompanied by comparable performance information for a separate account to which the Portfolios offer their shares.

     The Trust may, from time to time, include the yield and effective yield of the PIMCO Money Market Portfolio, and the yield and total return for all of the Portfolios, computed in accordance with SEC-prescribed formulas, in advertisements or reports to shareholders, prospective investors or other appropriate parties. Current yield for the PIMCO Money Market Portfolio will be based on the change in the value of hypothetical investment (exclusive of capital changes) over a particular 7-day period less a pro-rata share of Portfolio expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the PIMCO Money Market Portfolio assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

       Effective Yield = [(Base Period Return +1) (To the power of 365/7)] - 1

     Quotations of yield for the remaining Portfolios will be based on all investment income per share (as defined by the SEC) during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

        YIELD = 2[( a-b + 1) (To the power of 6)-1]
                    ---
                    cd

  where   a = dividends and interest earned during the period,

          b = expenses accrued for the period (net of reimbursements),

          c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

          d = the maximum offering price per share on the last day of the period.

     Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over periods of one, five and ten years (up to the life of the Portfolio), calculated pursuant to the following formula: P (1 +
T) (To the power of n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect, to the extent applicable, the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The Portfolios also may, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Quotations of total return may also be shown for other periods. Any such information would be accompanied by standardized total return information. Total return is measured by comparing the value of an investment in the Portfolio at the beginning of the relevant period to the redemption value of the investment in the Portfolio at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). The Portfolios may advertise total return using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures, such as the currently effective advisory and administrative fees for the Portfolios.

  Current distribution information for a Portfolio will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by Portfolio net asset value per share on the last day of the period and annualized according to the following formula:

            DIVIDEND YIELD = (((a/b)*365)/c)

    where  a =  actual dividends distributed for the calendar month in question,

           b = number of days of dividend declaration in the month in question, and

           c = net asset value (NAV) calculated on the last business day of the month in question.

  The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a Portfolio has declared and paid to shareholders as of the end of a specified period rather than the Portfolio's actual net investment income for that same period. Distribution rates will exclude net realized short-term capital gains. The rate of current distributions for a Portfolio should be evaluated in light of these differences and in light of the Portfolio's total return figures, which will always accompany any calculation of the rate of current distributions.

  Performance information for a Portfolio may also be compared to various unmanaged indexes, such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Lehman Brothers Aggregate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index, the Merrill Lynch 1 to 3 Year Treasury Index, the Lehman Intermediate and 20+ Year Treasury Bond Index, the Lehman BB Intermediate Corporate Index, indexes prepared by Lipper Analytical Services, the J.P. Morgan Global Index, the J.P. Morgan Emerging Markets Bond Index Plus, the Salomon Brothers World Government Bond Index-10 Non U.S.-Dollar Hedged and the J.P. Morgan Government Bond Index Non U.S.-Dollar Hedged. Unmanaged indexes (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs and expenses. PIMCO may report to shareholders or to the public in advertisements concerning the performance of PIMCO as adviser to clients other than the Trust, or on the comparative performance or standing of PIMCO in relation to other money managers. PIMCO also may provide current or prospective private account clients, in connection with standardized performance information for the Portfolios, performance information for the Portfolios gross of fees and expenses for the purpose of assisting such clients in evaluating similar performance information provided by other investment managers or institutions. Comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information, whether related to the Portfolios or to the Adviser, should be considered in light of the Portfolios' investment objectives and policies, characteristics and quality of the Portfolios, and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future.

  Performance information for a Portfolio will not take into account charges or deductions against a Separate Account or Variable Contract specific deductions for cost of insurance charges, premium loads, administrative fees, maintenance fees, premium taxes, mortality and expense risk charges, or other charges that may be incurred under a Variable Contract for which the Portfolio serves as an underlying investment vehicle. A Portfolio's performance should not be compared with the performance of mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against a Separate Account or the Variable Contracts.


   For the one month period ended June 30, 1998, the yield of the following Portfolios was as follows (all numbers are annualized):

                                           Yield for Period
Portfolio                                 Ended June 30, 1998
---------                                 -------------------
Total Return Bond Portfolio                        4.33%
High Yield Bond Portfolio                          7.07%
StocksPLUS Growth and Income Portfolio             4.91%



   The table below sets forth the average annual total return of the following Portfolios for the periods ended June 30, 1998.

                 Total Return for Periods Ended June 30, 1998


      =================================================================
                                  Since Inception             Inception
                                   of Portfolio                Date of
          Portfolio                (Cumulative)               Portfolio
      -----------------------------------------------------------------
      Total Return                     3.02%                  12/31/97
      -----------------------------------------------------------------
      High Yield                       1.01%                   4/30/97
      -----------------------------------------------------------------
      StocksPLUS                      17.01%                  12/31/97
      =================================================================



   For the month ended June 30, 1998, the current distribution rates (annualized) for the following Portfolios were as follows:


                                             Distribution
Fund                                             Rate
----                                             ----
Total Return Portfolio                           4.66%
High Yield Portfolio                             8.06%
StocksPLUS Growth and Income Portfolio             N/A


  The Trust may also include in its advertisements or in reports to shareholder, prospective investors or other appropriate parties performance information regarding certain series (the "Funds") of PIMCO Funds: Pacific Investment Management Series (the "PIMS") or PIMCO Funds: Multi-Manager Series ("MMS") which have investment objectives, policies and strategies substantially the same as a corresponding Portfolio of the Trust. In addition, the current portfolio manager for each Fund is the same as the current portfolio manager for the corresponding Portfolio of the Trust. The methods discussed above with regard to calculating the yield, total return and distribution rates for the Portfolios will also be used to calculate the same information for the Funds, although performance information for the Funds will reflect the deduction of sales loads and other charges to which the Funds are subject. The following table shows which Fund of PIMS or MMS corresponds to each Portfolio of the Trust:

Portfolio                                             Fund
---------                                             ----
Money Market Portfolio                               Money Market Fund
Short-Term Bond Portfolio                            Short-Term Fund
Low Duration Bond Portfolio                          Low Duration Fund
Real Return Bond Portfolio                           Real Return Bond Fund
High Yield Bond Portfolio                            High Yield Fund
Total Return Bond Portfolio                          Total Return Fund
Long-Term U.S. Government Bond Portfolio             Long-Term U.S. Government Fund
Foreign Bond Portfolio                               Foreign Bond Fund
Global Bond Portfolio                                Global Bond Fund
Emerging Markets Bond Portfolio                      Emerging Markets Bond Fund
Strategic Balanced Portfolio                         Strategic Balanced Fund
StocksPLUS Growth and Income Portfolio               StocksPLUS Fund
Equity Income Portfolio                              Equity Income Fund
Capital Appreciation Portfolio                       Capital Appreciation Fund
Mid-Cap Growth Portfolio                             Mid-Cap Growth Fund
Small-Cap Value Portfolio                            Small-Cap Value Fund


     The yield of the Institutional Class of the PIMCO Money Market Fund for the seven day period ended June 30, 1998 was 5.27%. The effective yield of the Institutional Class of the PIMCO Money Market Fund for the seven day period ended June 30, 1998 was 5.41%.

     For the one month period ended June 30, 1998, the yield of the Institutional Class of the Funds was as follows (all numbers are annualized):


                                     Yield for Period
Fund                                Ended June 30, 1998
----                                -------------------
Money Market Fund                           5.38%
Short-Term Fund                             5.58%
Low Duration Fund                           5.93%
Real Return Bond Fund                       5.46%
Total Return Fund                           5.87%
High Yield Fund                             7.75%
Long-Term U.S. Government Fund              6.38%
Foreign Bond Fund                           7.00%
Global Bond Fund                            5.72%
Strategic Balanced Fund                     5.49%
StocksPLUS Fund                             5.46%

  The average annual total returns of each class of the Institutional Class shares of the corrresponding Funds of PIMS and MMS are provided in the Trust's prospectus under the caption "Performance Information of Similar Funds."

  For the month ended June 30, 1998, the current distribution rates (annualized) for the Institutional Class shares of the following Funds were as follows:


Fund                                Distribution Rate
---------------------------------   -----------------
Money Market Fund                          5.25%
Short-Term Fund                            5.65%
Low Duration Fund                          6.58%
Real Return Bond Fund                      5.44%
Total Return Fund                          6.14%
High Yield Fund                            8.99%
Long-Term U.S. Government Fund             6.82%
Global Bond Fund                           5.75%
Foreign Bond Fund                          6.06%
Strategic Balanced Fund                     N/A
StocksPLUS Fund                             N/A

  In its advertisements and other materials, the Trust may compare the returns over periods of time of investments in stocks, bonds and treasury bills to each other and to the general rate of inflation. For example, the average annual return of each during the 25 years from 1973 to 1997 was:

      *Stocks:         13.1%
       Bonds:           9.5%
       T-Bills:         7.1%
       Inflation:       5.5%

     *Returns of unmanaged indexes do not reflect past or future performance of any of the Portfolios of PIMCO Variable Insurance Trust. Stocks are represented by Ibbotson's Common Stock Total Return Index. Bonds are represented by Ibbotson's Long-term Corporate Bond Index. T-bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. These are all unmanaged indices, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions. Source: Ibbotson, Roger G., and Rex A. Sinquefiled, Stocks, Bonds, Bill and Inflation (SBBI), 1989, updated in Stocks, Bonds, Bills and Inflation 1997 Yearbook, Ibbotson Associates, Chicago. All rights reserved.

     The Trust may also compare the relative historic returns and range of returns for an investment in each of common stocks, bonds and treasury bills to a portfolio that blends all three investments. For example, over the 25 years from 1972-1996, the average annual return of stocks comprising the Ibbotson's Common Stock Total Return Index ranged from -26.5% to 37.4% while the annual return of a hypothetical portfolio comprised 40% of such common stocks, 40% of bonds comprising the Ibbotson's Long-term Corporate bond Index and 20% of Treasury bills comprising the Ibbottson's Treasury Bill Index (a "mixed portfolio") would have ranged from -10.2% to 28.2% over the same period. The average annual returns of each investment for each of the years from 1973 through 1997 is set forth in the following table.



                                                        MIXED
YEAR       STOCKS    BONDS    T-BILLS    INFLATION    PORTFOLIO
--------   -------   ------   --------   ----------   ----------
1973       -14.66%    1.14%      6.93%        8.80%       -4.02%
1974       -26.47%   -3.06%      8.00%       12.26%      -10.21%
1975        37.20%   14.64%      5.80%        7.01%       21.90%
1976        23.84%   18.65%      5.08%        4.81%       18.01%
1977        -7.18%    1.71%      5.12%        6.77%       -1.17%
1978         6.56%   -0.07%      7.18%        9.03%        4.03%
1979        18.44%   -4.18%     10.38%       13.31%        7.78%
1980        32.42%    2.61%     11.24%       12.40%       14.17%
1981        -4.91%   -0.96%     14.71%        8.94%        0.59%
1982        21.41%   43.79%     10.54%        .387%       28.19%
1983        22.51%    4.70%      8.80%        3.80%       12.64%
1984         6.27%   16.39%      9.85%        3.95%       11.03%
1985        32.16%   30.90%      7.72%        3.77%       26.77%
1986        18.47%   19.85%      6.16%        1.13%       16.56%
1987         5.23%   -0.27%      5.46%        4.41%        3.08%
1988        16.81%   10.70%      6.35%        4.42%       12.28%
1989        31.49%   16.23%      8.37%        4.65%       20.76%
1990        -3.17%    6.87%      7.52%        6.11%        2.98%
1991        30.55%   19.79%      5.88%        3.06%       21.31%
1992         7.67%    9.39%      3.51%        2.90%        7.53%
1993        10.06%   13.17%      2.89%        2.75%        9.84%
1994         1.31%   -5.76%      3.90%        2.67%       -1.00%
1995        37.40%   27.20%      5.60%        2.70%       26.90%
1996        23.10%    1.40%      5.20%        3.30%       10.84%
1997        33.40%   12.90%      7.10%        1.70%       19.94%

*Returns of unmanaged indexes do not reflect past or future performance of any of the Portfolios of PIMCO Variable Insurance Trust. Stocks are represented by Ibbotson's Common Stock Total Return Index. Bonds are represented by Ibbotson's Long-term Corporate Bond Index. T'bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. These are all unmanaged indices, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions.
Source: Ibbotson, Roger G., and Rex A. Sinquefiled, Stocks, Bonds, Bill and Inflation (SBBI), 1989, updated in Stocks, Bonds, Bills and Inflation 1997 Yearbook, Ibbotson Associates, Chicago. All rights reserved.

  The Trust may use in its advertisement and other materials examples designed to demonstrate the effect of compounding when an investment is maintained over several or many years. For example, the following table shows the annual and total contributions necessary to accumulate $200,000 of savings (assuming a fixed rate of return) over various periods of time:



     Investment       Annual         Total        Total
     Period        Contribution   Contribution    Saved
     -----------   ------------   ------------   --------
     30 Years           $ 1,979       $ 59,370   $200,000
     25 Years           $ 2,955       $ 73,875   $200,000
     20 Years           $ 4,559       $ 91,180   $200,000
     15 Years           $ 7,438       $111,570   $200,000
     10 Years           $13,529       $135,290   $200,000

This hypothetical example assumes a fixed 7% return compounded annually and a guaranteed return of principal. The example is intended to show the benefits of a long-term, regular investment program, and is in no way representative of any past or future performance of a Portfolio. There can be no guarantee that you will be able to find an investment that would provide such a return at the times you invest and an investor in any of the Portfolios should be aware that certain of the Portfolios have experienced periods of negative growth in the past and may again in the future.

     The Trust may set forth in its advertisements and other materials information regarding the relative reliance in recent years on personal savings for retirement income versus reliance on Social Security benefits and company sponsored retirement plans. For example, the following table offers such information for 1997:

               % of Income for Individuals
               Aged 65 Years and Older in 1997*
               --------------------------------

               Social Security
 Year          and Pension Plans  Other
 ----          -----------------  -----

 1990                 43%          57%

     * For individuals with an annual income of at least $51,000. Other includes personal savings, earnings and other undisclosed sources of income.
Source:  Social Security Administration.

     Articles or reports which include information relating to performance, rankings and other characteristics of the Portfolios may appear in various national publications and services including, but not limited to: The Wall Street Journal, Barron's, Pensions and Investments, Forbes, Smart Money, Mutual Portfolio Magazine, The New York Times, Kiplinger's Personal Finance, Fortune, Money Magazine, Morningstar's Mutual Portfolio Values, CDA Investment Technologies and The Donoghue Organization. Some or all of these publications or reports may publish their own rankings or performance reviews of mutual funds, including the Portfolios, and may provide information relating to the Adviser, including descriptions of assets under management and client base, and opinions of the author(s) regarding the skills of personnel and employees of the Adviser who have portfolio management responsibility. From time to time, the Trust may include references to or reprints of such publications or reports in its advertisements and other information relating to the Portfolios.

     From time to time, the Trust may set forth in its advertisements and other materials information about the growth of a certain dollar-amount invested in one or more of the Portfolios over a specified period of time and may use charts and graphs to display that growth.

     Investment results of the Portfolios or the Funds will fluctuate over time, and any presentation of the Portfolios' or the Funds' total return or yield for any prior period should not be considered as a representation of what an investor's total return or yield may be in any future period. The Trust's Annual Report contains additional performance information for the Portfolios and is available upon request, without charge, by calling (888) 746-2688.

Voting Rights

     Under the Trust Instrument, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Trust Instrument. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee at any shareholder meeting. The Trustees are required to call a meeting of shareholders if requested in writing to do so by the holders of not less than ten percent of the outstanding shares of the Trust. The Trust's shares do not have cumulative voting rights, so that a holder of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

     Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in the Prospectus or this Statement of Additional Information, the phrase "vote of a majority of the outstanding shares" of a Portfolio (or the Trust) means the vote of the lesser of: (1) 67% of the shares of the Portfolio (or the Trust) present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Portfolio (or the Trust).

     In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in the Portfolios will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in proportion to the votes received.


Year 2000 Compliance Efforts

     PIMCO and its affiliates are currently in the process of ensuring that all trading, accounting, and other systems are able to be Year 2000 compliant. The Year 2000 problem is the inability of computer systems to correctly identify dates beyond December 31, 1999.

     PIMCO began to take inventory of all systems in 1997 in order to resolve these issues on a company-wide scale. PIMCO and its affiliates have taken steps to understand the costs and work involved with fixing both proprietary and purchased software, as well as to contact vendors and agencies with which PIMCO and its affiliates interface.

     Currently, the Company's estimate is that the cost necessary to make all systems compatible will not be material. PIMCO's plan to identify and remedy potentially disruptive Year 2000 problems addresses the following areas: internally developed software, purchased software, exchanges with external data partners, external suppliers, customers, and embedded chip devices. It is anticipated that the conversion will continue into 1999 and will be completed on time. Management is aware that unidentifiable complications may trigger significantly greater expenses, however it feels that it will have the necessary liquidity to resolve them in the event these factors become material. Due to the nature of the Year 2000 problem, it is impossible to guarantee or assure that there will not be disruptions or adverse results arising as a consequence of entering the Year 2000.

     Another potential computer system problem may arise in conjunction with the introduction of the Euro. Whether introducing the Euro to financial companies' systems will be problematic is not fully known; however, the cost associated with making systems recognize the Euro is not currently expected to be material.




Custodian

     Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania, Kansas City, Missouri 64105 serves as custodian for assets of all Portfolios. Pursuant to rules adopted under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to a sub-custody agreement between IFTC and State Street Bank and Trust Company ("State Street"), State Street serves as subcustodian of the Trust for the custody of the foreign securities acquired by those Portfolios that invest in foreign securities. No assurance can be given that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Portfolios will not occur, and shareholders bear the risk of losses arising from these or other events.

Independent Accountants

     Pricewaterhouse Coopers LLP, 1055 Broadway, Kansas City, MO 64105, serves as independent public accountants for all Portfolios. Pricewaterhouse Coopers LLP provides audit services and consultation in connection with review of SEC and IRS filings.

Counsel

     Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares offered by the Trust, and also acts as counsel to the Trust.

Registration Statement

     This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

Financial Statements

     The Trust's Semi-Annual Report to shareholders for the period ended June 30, 1998, and the unaudited financial statements appearing in the Semi-Annual Report, are incorporated by reference into this Statement of Additional Information. Financial statements for the Trust as of December 22, 1997, including notes thereto, and the report of PricewaterhouseCoopers LLP thereon dated December 22, 1997, are included herein.

                     REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholder and Board
of Trustees of PIMCO Variable Insurance Trust


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Total Return Bond Portfolio (one of the portfolios constituting the PIMCO Variable Insurance Trust, hereafter referred to as the "Trust") at December 22, 1997, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Trust's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates make by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.



Price Waterhouse LLP
Kansas City, Missouri
December 22, 1997

                        PIMCO VARIABLE INSURANCE TRUST
                          TOTAL RETURN BOND PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 22, 1997


ASSETS
  Cash .........................................................  $100,000
  Deferred organization expense (Note 2)........................     6,000
                                                                  --------
Total Assets ...................................................   106,000

LIABILITIES
  Accrued organization expenses (Note 2)........................     6,000
                                                                  --------
  Net assets ...................................................  $100,000
                                                                  --------
Net Assets consist of:
  Capital Stock, $.001 par value per share, unlimited shares
    authorized, 10,000 shares issued and outstanding............  $     10
  Additional paid-in capital ...................................    99,990
                                                                  --------
Total Net Assets ...............................................  $100,000
                                                                  --------

Net Asset Value per share ($100,000 divided by 10,000 shares of capital stock outstanding).................................  $ 10,000

-----------------

NOTES TO STATEMENT OF ASSETS AND LIABILITIES

(1) PIMCO Variable Insurance Trust (the "Trust") was organized on October 3, 1997 as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-ended investment company. The Trust consists of ten separate investment portfolios that are designed to be used as investment vehicles by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by pension and retirement plans. The Trust has had no operations other than organizational matters and the issuance and sale of 10,000 shares of capital stock for $100,000 of the Total Return Bond Portfolio (one of the portfolios constituting the Trust) on December 22, 1997 to Pacific Investment Management Company.

(2) Costs incurred by the Total Return Bond Portfolio in connection with its organization, estimated at $6,000, will be deferred and amortized on a straight-line basis for a five-year period beginning at the commencement of operations.

                                    PART C
                                    ------

                               OTHER INFORMATION
                               -----------------

Item 23.  Exhibits
--------  --------
          (a)  (1)  Trust Instrument dated October 3, 1997/(1)/

               (2)  Certificate of Trust dated October 3, 1997/(1)/

          (b)  By-Laws/(1)/

          (c)  Not Applicable

          (d)  (1) Form of Investment Advisory Contract/(2)/
               (2) Form of Supplement to Investment Advisory Contract relating to Real Return and Long-Term U.S. Government Portfolios
               (3) Form of Investment Advisory Contract relating to Equity
                   Portfolios
               (4) Form of Portfolio Management Agreement with Cadence
               (5) Form of Portfolio Management Agreement with NFJ

          (e)  (1) Form of Distribution Contract/(2)/
               (2) Form of Supplement to Distribution Contract relating to
                   Real Return, Long-Term U.S. Government, Equity Income, Small-
                   Cap Value, Capital Appreciation and Mid-Cap Growth Portfolios

          (f)  Not Applicable

          (g)  (1)  Form of Letter Agreement/(3)/

               (2)  Form of Custodian Agreement/(4)/

          (h)  (1)  Form of Administration Agreement/(2)/
               (2)  Form of Supplement to Administration Agreement relating to
                    Real Return, Long-Term U.S. Government, Equity Income,
                    Small-Cap Value, Capital Appreciation and Mid-Cap Growth
                    Portfolios
               (3)  Form of Sub-Administration Agreement
               (4)  Form of Participation Agreement/(2)/
               (5)  Form of Services Agreement/(2)/

          (i)  Opinion and Consent of Counsel/(3)/

          (j)  Consent of Independent Auditors

          (k)  Not Applicable

          (l)  Form of Subscription Agreement/(2)/

          (m)  Not Applicable

          (n)  Financial Data Schedule

          (o)  Not Applicable

__________

/(1)/ Incorporated by reference from the initial Registration Statement filed on October 3, 1997.

/(2)/ Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement filed on December 19, 1997.

/(3)/ Incorporated by reference from Pre-Effective Amendment No. 2 to the Registration Statement filed on December 24, 1997.

/(4)/ Incorporated by reference from Post-Effective Amendment No. 37 to the Registration Statement of PIMCO Funds: Pacific Investment Management Series (File No. 33-12113, 811-5028) as filed on November 17, 1997.



Item 24.     Persons Controlled by or Under Common Control with Registrant
--------     -------------------------------------------------------------

             No person is controlled by or under common control with the Registrant.

Item 25.     Indemnification
--------     ---------------

             Reference is made to Article X of the Registrant's Trust Instrument (Exhibit 1) which is incorporated by reference herein.

             Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant's Trust Instrument, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.     Business and Other Connections of Investment Adviser
--------     ----------------------------------------------------

             PIMCO, the investment adviser to the Trust, is a subsidiary partnership of PIMCO Advisors L.P. ("PIMCO Advisors"). The general partners of PIMCO Advisors are PIMCO Partners, G.P. and PIMCO Advisors Holdings L.P. PIMCO Partners,

             G.P. is a general partnership between PIMCO Holding LLC, a Delaware limited liability company and indirect wholly-owned subsidiary of Pacific Life Insurance Company ("Pacific Life"), and PIMCO Partners LLC, a California limited liability company controlled by the PIMCO Managing Directors. PIMCO Partners, G.P. is the sole general partner of PIMCO Advisors Holdings L.P.

             The directors and officers of PIMCO and their business and other connections are as follow:

Name                   Business and Other Connections
----                   ------------------------------

Allan, George C.       Senior Vice President, PIMCO and PIMCO Management, Inc.

Arnold, Tamara J.      Senior Vice President, PIMCO and PIMCO Management, Inc.

Asay, Michael R.       Vice President, PIMCO.

Banno, Denise C.       Vice President, PIMCO and PIMCO Management, Inc.

Barbi, Leslie A.       Senior Vice President, PIMCO and PIMCO Management, Inc.

Benz, William R. II    Managing Director, PIMCO; Director and Managing Director,
                       PIMCO Management, Inc.; Member of PIMCO Partners LLC.

Bishop, Gregory A.     Vice President, PIMCO.

Brynjolfsson, John B.  Vice President, PIMCO and PIMCO Management, Inc.

Burns, R. Wesley       Executive Vice President, PIMCO and PIMCO Management,
                       Inc.; President and Trustee of the Trust and PIMCO Funds:
                       Pacific Investment Management Series; President and
                       Director of PIMCO Commercial Mortgage Securities Trust,
                       Inc.; Executive Vice President, PIMCO Funds: Multi-
                       Manager Series.

Cohen, Carl J.         Vice President, PIMCO and PIMCO Management, Inc.

Coleman, Jerry         Vice President, PIMCO and PIMCO Management, Inc.

Cummings, Doug         Vice President, PIMCO.

Cupps, Wendy W.        Vice President, PIMCO and PIMCO Management, Inc.

Dialynas, Chris        Managing Director, PIMCO; Director and Managing Director,
                       PIMCO Management, Inc.

Dorff, David J.        Vice President, PIMCO and PIMCO Management, Inc.

Dow, Michael           Vice President, PIMCO, PIMCO Management, Inc. and PIMCO
                       Funds: Pacific Investment Management Series.

Dunn, Anita            Vice President, PIMCO and PIMCO Management, Inc.

Ehlert, A. Benjamin    Executive Vice President, PIMCO and PIMCO Management,
                       Inc.

Ettl, Robert A.        Senior Vice President, PIMCO and PIMCO Management, Inc.

Faillace, Anthony L.   Vice President, PIMCO and PIMCO Management, Inc.

Fitzgerald, Robert M.  Chief Financial Officer and Treasurer, PIMCO, PIMCO
                       Management, Inc., Cadence Capital Management, Inc., NFJ Investment Group, NFJ Management, Inc., Parametric Portfolio Associates, Parametric Management Inc., StocksPLUS Management Inc. and PIMCO Funds Distributors LLC; Chief Financial Officer and Assistant Treasurer, Cadence Capital Management; Chief Financial Officer and Treasurer, Columbus Circle Investors and Columbus Circle Investors Management Inc.; Chief Financial Officer and Senior Vice President, PIMCO Advisors.

Frisch, Ursula T.      Vice President, PIMCO, PIMCO Management Inc. and PIMCO
                       Funds: Pacific Investment Management Series.

Gross, William H.      Managing Director, PIMCO; Director and Managing Director,
                       PIMCO Management, Inc.; Director and Vice President,
                       StocksPLUS Management, Inc.; Senior Vice President of the
                       Trust and PIMCO Funds: Pacific Investment Management
                       Series; Member of Management Board, PIMCO Advisors;
                       Member of PIMCO Partners LLC.

Hague, John L.         Managing Director, PIMCO; Director and Managing Director,
                       PIMCO Management, Inc.; Member of PIMCO Partners LLC.

Hally, Gordon C.       Executive Vice President, PIMCO and PIMCO Management,
                       Inc.

Hamalainen, Pasi M.    Executive Vice President, PIMCO and PIMCO Management,
                       Inc.

Hardaway, John P.      Vice President, PIMCO and PIMCO Management, Inc.;
                       Treasurer of the Trust, PIMCO Funds: Pacific Investment
                       Management Series, PIMCO Funds: Multi-Manager Series and
                       PIMCO Commercial Mortgage Securities Trust, Inc.

Harris, Brent R.          Managing Director, PIMCO; Director and Managing
                          Director, PIMCO Management, Inc.; Director and Vice
                          President, StocksPLUS Management, Inc.; Trustee and
                          Chairman of PIMCO Funds: Pacific Investment Management
                          Series and PIMCO Commercial Mortgage Securities Trust,
                          Inc.; Member of Management Board, PIMCO Advisors;
                          Member of PIMCO Partners LLC.

Hattesohl, Joseph D.      Vice President, PIMCO and PIMCO Management, Inc.
                          Assistant Treasurer of the Trust, PIMCO Funds: Pacific
                          Investment Management Series, PIMCO Funds: Multi-
                          Manager Series and PIMCO Commercial Mortgage
                          Securities Trust, Inc.

Hayes, Raymond C.         Vice President, PIMCO, PIMCO Management, Inc. and
                          PIMCO Funds: Pacific Investment Management Series.

Herin, Robert G.          Vice President, PIMCO and PIMCO Management, Inc.

Hinman, David C.          Vice President, PIMCO and PIMCO Management, Inc.

Hocson, Liza              Vice President, PIMCO and PIMCO Management, Inc.

Hodge, Douglas M.         Executive Vice President, PIMCO and PIMCO Management,
                          Inc.

Holden, Brent L.          Executive Vice President, PIMCO and PIMCO Management,
                          Inc.

Holloway, Dwight F., Jr.  Vice President, PIMCO and PIMCO Management, Inc.

Howe, Jane T.             Vice President, PIMCO and PIMCO Management, Inc.

Hudoff, Mark              Vice President, PIMCO and PIMCO Management, Inc.

Isberg, Margaret E.       Executive Vice President, PIMCO and PIMCO Management,
                          Inc.; Senior Vice President of PIMCO Funds: Pacific
                          Investment Management Series.

Kelleher, Thomas J.       Vice President, PIMCO and PIMCO Management, Inc.

Keller, James M.          Vice President, PIMCO and PIMCO Management, Inc.

Kennedy, Raymond G.       Senior Vice President, PIMCO and PIMCO Management,
                          Inc.

Kiesel, Mark R.           Vice President, PIMCO and PIMCO Management, Inc.

Kilmer, Sharon K.         Executive Vice President, PIMCO and PIMCO Management,
                          Inc.

Kirkbaumer, Steven P.     Vice President, PIMCO and PIMCO Management, Inc.


Loftus, John S.           Executive Vice President, PIMCO and PIMCO Management,
                          Inc.; Vice President and Assistant Secretary,
                          StocksPLUS Management, Inc.

Lown, David               Vice President, PIMCO and PIMCO Management, Inc.

Mallegol, Andre J.        Vice President, PIMCO and PIMCO Management, Inc.

Martini, Michael E.       Vice President, PIMCO and PIMCO Management, Inc.

Mayer, Benjamin L.        Vice President, PIMCO.

McDevitt, Joseph E.       Executive Vice President, PIMCO and PIMCO Management,
                          Inc.

Meiling, Dean S.          Managing Director, PIMCO; Director and Managing
                          Director, PIMCO Management, Inc.; Vice President of
                          PIMCO Funds: Pacific Investment Management Series and
                          PIMCO Commercial Mortgage Securities Trust, Inc.;
                          Member of PIMCO Partners, LLC.

Muzzy, James F.           Managing Director, PIMCO; Director and Managing
                          Director, PIMCO Management, Inc.; Director and Vice
                          President, StocksPLUS Management, Inc.; Member of
                          PIMCO Partners LLC.

Nakamura, Doris S.        Vice President, PIMCO and PIMCO Management, Inc.

Nguyen, Vinh T.           Controller, PIMCO; Vice President, Controller, PIMCO
                          Advisors, Columbus Circle Investors Management, Inc.;
                          Cadence Capital Management, Inc.; NJF Management,
                          Inc., Parametric Management, Inc., StocksPLUS
                          Management, Inc., PIMCO Funds Distributors LLC, PIMCO
                          Management, Inc.

Ongaro, Douglas J.        Vice President, PIMCO and PIMCO Management, Inc.

Otterbein, Thomas J.      Senior Vice President, PIMCO and PIMCO Management,
                          Inc.

Paradis, Victoria M.      Vice President, PIMCO and PIMCO Management, Inc.

Philipp, Elizabeth M.     Vice President, PIMCO and PIMCO Management, Inc.

Pittman, David J.         Vice President, PIMCO and PIMCO Management, Inc.

Podlich, William F. III   Managing Director, PIMCO; Director and Managing
                          Director, PIMCO Management, Inc.; Vice President,
                          PIMCO Commercial Mortgage Securities Trust, Inc.,
                          Member of Management Board, PIMCO Advisors; Member of
                          PIMCO Partners LLC.


Powers, William C.       Managing Director, PIMCO; Director and Managing
                         Director, PIMCO Management, Inc.; Senior Vice
                         President, PIMCO Commercial Mortgage Securities Trust,
                         Inc.; Member of PIMCO Partners LLC.

Randall, Terry A.        Vice President, PIMCO and PIMCO Management, Inc.

Rennie, Edward P.        Senior Vice President, PIMCO and PIMCO Management, Inc.

Roney, Scott L.          Senior Vice President, PIMCO and PIMCO Management, Inc.

Rosborough, Michael J.   Senior Vice President, PIMCO and PIMCO Management, Inc.

Ruthen, Seth R.          Vice President, PIMCO and PIMCO Management, Inc.

Sargent, Jeffrey M.      Vice President, PIMCO, PIMCO Management, Inc., the
                         Trust, PIMCO Funds: Pacific Investment Management
                         Series, PIMCO Commercial Mortgage Securities Trust,
                         Inc. and PIMCO Funds: Multi-Manager Series.

Schmider, Ernest L.      Executive Vice President, Secretary, Chief
                         Administrative and Legal Officer, PIMCO and PIMCO
                         Management, Inc.; Secretary, PIMCO Partners LLC;
                         Director, Assistant Secretary and Assistant Treasurer,
                         StocksPLUS Management, Inc.

Scholey, Leland T.       Senior Vice President, PIMCO, PIMCO Management, Inc.
                         and PIMCO Funds: Pacific Investment Management Series.

Selby, Richard W.        Senior Vice President, Chief Technology Officer, PIMCO.

Seliga, Denise C.        Vice President, PIMCO and PIMCO Management, Inc.

Seymour, Rita J.         Vice President, PIMCO and PIMCO Management, Inc.

Sullivan, Christopher    Vice President, PIMCO and PIMCO Management, Inc.

Sylwester, Cheryl L.     Vice President, PIMCO and PIMCO Management, Inc.

Thomas, Lee R.           Managing Director, PIMCO; Director and Managing
                         Director, PIMCO Management, Inc.; Member PIMCO Partners
                         LLC.

Thompson, William S. Jr.  Chief Executive Officer and Managing Director, PIMCO;
                          Director, Managing Director and Chief Executive Officer, PIMCO Management, Inc.; Director and President, StocksPLUS Management, Inc.; Director, Thomson Advisory Group; Senior Vice President of PIMCO
                          Funds: Pacific Investment Management Series; Vice President of the Trust and PIMCO Commercial Mortgage Securities Trust, Inc.; Member of Management Board, PIMCO Advisors; Member, President and Chief Executive Officer of PIMCO Partners LLC.

Trosky, Benjamin L.       Managing Director, PIMCO; Director and Managing
                          Director, PIMCO Management, Inc.; Senior Vice
                          President, PIMCO Commercial Mortgage Securities Trust,
                          Inc.; Member of Management Board, PIMCO Advisors;
                          Member of PIMCO Partners LLC.

Tyson, Richard E.         Vice President, PIMCO and PIMCO Management, Inc.

Van de Zilver, Peter A.   Vice President, PIMCO and PIMCO Management, Inc.

Wegener, Marilyn          Vice President, PIMCO and PIMCO Management, Inc.

Weil, Richard M.          Assistant Secretary, PIMCO, Columbus Circle Investors,
                          Columbus Circle Investors Management, Inc., Cadence
                          Capital Management, and PIMCO Funds Distributors LLC;
                          Senior Vice President and Assistant Secretary, PIMCO
                          Management, Inc.; Senior Vice President Legal and
                          Secretary, PIMCO Advisors; Senior Vice President and
                          Secretary, Thomson Advisory Group; Secretary, Cadence
                          Capital Management, Inc. NFJ Management, Inc.,
                          Parametric Management, Inc., NFJ Investment Group,
                          Parametric Portfolio Associates, and StocksPLUS
                          Management, Inc.; Vice President, PIMCO Funds: Multi-
                          Manager Series.

Westhead, Paul C.         Vice President, PIMCO and PIMCO Management, Inc.

Wilsey, Kristen M.        Senior Vice President, of PIMCO Funds: Pacific
                          Investment Management Series, PIMCO and PIMCO
                          Management, Inc.

Wood, George H.           Senior Vice President, PIMCO and PIMCO Management,
                          Inc.

Yetter, Michael A.        Vice President, PIMCO and PIMCO Management, Inc.

Young, David              Vice President, PIMCO

The address of PIMCO is 840 Newport Center Drive, Newport Beach, CA 92660.

The address of PIMCO Advisors, L.P. is 800 Newport Center Drive, Newport Beach, CA 92660.

The address of PIMCO Funds Distributors LLC is 2187 Atlantic Street, Stamford, CT 06902.

Item 27.     Principal Underwriter
--------     ---------------------

             (a) PIMCO Funds Distributors LLC (the "Distributor") serves as Distributor of Shares of the Trust. The Distributor also acts as the principal underwriter for PIMCO Funds: Pacific Investment Management Series and PIMCO Funds: Multi-Manager Series. The Distributor is a wholly-owned subsidiary of PIMCO Advisors.

             (b)

Name and Principal              Positions and Offices      Positions and Offices
Business Address*                  with Underwriter          with Registrant
------------------           ---------------------------   ---------------------

Booth, Jeffrey L.            Vice President                        None

Bosch, James D.              Regional Vice President               None

Brennan, Deborah P.          Vice President                        None

Clark, Timothy R.            Senior Vice President                 None

Fessel, Jonathan P.          Vice President                        None

Fitzgerald, Robert M.        Chief Financial Officer and           None
                             Treasurer

Gallagher, Michael J.        Vice President                        None

Goldsmith, David S.          Vice President                        None

Gray, Ronald H.              Vice President                        None

Hussey, John B.              Vice President                        None

Janeczek, Edward W.          Senior Vice President                 None

Jobe, Stephen R.             Vice President                        None

Lazcano, Raymond             Vice President                        None

Lynch, William E.            Senior Vice President                 None

Name and Principal              Positions and Offices      Positions and Offices
Business Address*                  with Underwriter          with Registrant
------------------           ---------------------------   ---------------------

McCarthy, Jacqueline A.      Vice President                        None

Meyers, Andrew J.            Executive Vice President              None

Moyer, Fiora N.              Regional Vice President               None

Neugebauer, Phil J.          Vice President                        None

Nguyen, Vinh T.              Vice President, Controller            None

Pearlman, Joffrey H.         Regional Vice President               None

Pisapia, Glynne P.           Regional Vice President               None

Russell, Matthew M.          Vice President                        None

Schott, Newton B., Jr.       Executive Vice President/             None
                             Secretary, Chief
                             Administrative/Legal Officer
                             and Secretary

Smith, Robert M.             Vice President                        None

Spear, Ellen Z.              Vice President                        None

Stone, David P.              Regional Vice President               None

Sullivan, Daniel W.          Vice President                        None

Thomas, William H., Jr.      Regional Vice President               None

Treadway, Stephen J.         Chairman, President and Chief         None
                             Executive Officer

Troyer, Paul H.              Senior Vice President                 None

Trumbore, Brian F.           Executive Vice President              None

Weil, Richard M.             Assistant Secretary                   None

Zimmerman, Glen A.           Vice President                        None

* The business address of all directors and officers of the Distributor is either 2187 Atlantic Street, Stamford, CT 06902 or 800 Newport Center Drive, Newport Beach, CA 92660.

          (c)  Not Applicable

Item 28.  Location of Accounts and Records
--------  --------------------------------

          The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Pacific Investment Management Company, 840 Newport Center Drive, Newport Beach, California 92660, and Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105.

Item 31.  Management Services
--------  -------------------

          Not Applicable

Item 32.  Undertakings
--------  ------------

          (a) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

          (b) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of Registrant.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Washington in the District of Columbia on the 25th day of September, 1998.


                               PIMCO VARIABLE INSURANCE TRUST


                                   By: _________________________
                                       R. Wesley Burns*
                                       President

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signatures                   Title                        Date
----------                   -----                        ----

______________________       Trustee                      September 25, 1998
Guilford C. Babcock*

______________________       Trustee                      September 25, 1998
Thomas P. Kemp*

______________________       Trustee and Chairman         September 25, 1998
Brent R. Harris*

______________________       Trustee                      September 25, 1998
William J. Popejoy*

______________________       Trustee                      September 25, 1998
Vern O. Curtis*

______________________       Trustee and President        September 25, 1998
R. Wesley Burns*




______________________       Treasurer (Principal         September 25, 1998
John P. Hardaway*            Financial and
                             Accounting Officer)


       /s/ ROBERT W. HELM
*  By: ____________________
       Robert W. Helm,
       as attorney-in-fact

* Pursuant to powers of attorney filed as Exhibit 19 to the initial Registration Statement on October 3, 1997.

                        PIMCO Variable Insurance Trust

                               Index to Exhibits

Exhibit (d)(2)     Form of Supplement to Investment Advisory Contract relating to Real Return and Long-Term U.S. Government Portfolios

Exhibit (d)(3)     Form of Investment Advisory Contract relating to Equity
                   Portfolios

Exhibit (d)(4)     Form of Portfolio Management Agreement with Cadence

Exhibit (d)(5)     Form of Portfolio Management Agreement with NFJ

Exhibit (e)(2)     Form of Supplement to Distribution Contract relating to Real
                   Return, Long-Term U.S. Government, Equity Income, Small-Cap
                   Value, Capital Appreciation and Mid-Cap Growth Portfolios

Exhibit (h)(2)     Form of Supplement to Administration Agreement relating to
                   Real Return, Long-Term U.S. Government, Equity Income, Small-
                   Cap Value, Capital Appreciation and Mid-Cap Growth Portfolios

Exhibit (h)(3)     Form of Sub-Administration Agreement

Exhibit (j)        Consent of Independent Auditors

Exhibit (n)        Financial Data Schedule
